PROSPECTUS

JUNE 15, 2006

RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(SM) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(SM) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)

           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities

           IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:

o  AIM Variable Insurance Funds                                      o  Legg Mason Variable Portfolios I, Inc.
o  AllianceBernstein Variable Products Series Fund, Inc.             o  MFS(R) Variable Insurance Trust(SM)
o  American Century Variable Portfolios, Inc.                        o  Neuberger Berman Advisers Management Trust
o  Columbia Funds Variable Insurance Trust Credit Suisse Trust       o  Oppenheimer Variable Account Funds - Service
o  Dreyfus Variable Investment Trust                                 o  PIMCO Variable Investment Trust (VIT)
o  Eaton Vance Variable Trust                                        o  RiverSource(SM) Variable Portfolio Funds
o  Evergreen Variable Annuity Trust                                  o  The Universal Institutional Funds, Inc.
o  Fidelity(R) Variable Insurance Products - Service Class 2              Van Kampen Life Investment Trust
o  Franklin(R) Templeton(R) Variable Insurance Products              o  Wanger Advisors Trust
   Trust (FTVIPT) - Class 2                                          o  Wells Fargo Variable Trust
o  Goldman Sachs Variable Insurance Trust (VIT)

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting IDS Life of New York at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

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 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
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Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your sales representative about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. IDS Life of New York has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

IDS Life of New York and its affiliated insurance companies offer several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your sales representative about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS

KEY TERMS .................................................................    3
THE CONTRACT IN BRIEF .....................................................    5
EXPENSE SUMMARY ...........................................................    7
CONDENSED FINANCIAL INFORMATION ...........................................   14
FINANCIAL STATEMENTS ......................................................   14
THE VARIABLE ACCOUNT AND THE FUNDS ........................................   15
THE FIXED ACCOUNT .........................................................   17
BUYING YOUR CONTRACT ......................................................   18
CHARGES ...................................................................   21
VALUING YOUR INVESTMENT ...................................................   26
MAKING THE MOST OF YOUR CONTRACT ..........................................   28
SURRENDERS ................................................................   37
TSA -- SPECIAL PROVISIONS .................................................   38
CHANGING OWNERSHIP ........................................................   38
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT .......................   39
OPTIONAL BENEFITS .........................................................   40
OPTIONAL LIVING BENEFITS ..................................................   43
THE ANNUITY PAYOUT PERIOD .................................................   55
TAXES .....................................................................   57
VOTING RIGHTS .............................................................   60
SUBSTITUTION OF INVESTMENTS ...............................................   60
ABOUT THE SERVICE PROVIDERS ...............................................   60
APPENDIX A: THE FUNDS .....................................................   62
APPENDIX B: EXAMPLE -- SURRENDER CHARGES ..................................   72
APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS ............................   76
APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS ...........................   78
APPENDIX E: RMD CALCULATION ...............................................   81
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ..............   82

CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under contract.


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KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

o current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

o current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

o individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) RIDER (GWB FOR LIFE(SM)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, you have the right to take a specified amount of partial withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders. This rider is not available for RAVA 4 Access.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.


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PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider. If you do not select the Accumulation Benefit rider or the GWB for Life(SM) rider, you may elect to participate in the PN program at no additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     SIMPLE IRAs under Section 408(p) of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit and/or GWB for Life(SM). The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date you add a rider to your contract.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


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4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, so it has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. Your sales representative can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes - Qualified Annuities - Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
      15)

o the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (p. 17)

o     the Special DCA fixed account, when available. (p. 17)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone.

MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. When considering the purchase of a variable annuity and when choosing an optional benefit rider, you should always work with a sales representative you know and trust. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.


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After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity and any optional benefit riders you choose work. Make sure that the annuity and any optional rider you are considering will meet both your current and anticipated future financial situation and needs. Some of the factors, among others, you may wish to consider before you buy a variable annuity or choose an optional benefit rider include:

o Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

o How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fees than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (p. 22) Does the contract meet your current and anticipated future needs for liquidity?

o How and when you plan to take money from your annuity: under current tax law, surrenders, including withdrawals made under optional benefit riders, are taxed differently than annuity payments. In addition, certain surrenders may be subject to a federal income tax penalty. (p. 37)

o Your investment objectives, how much experience you have in managing investments and how much risk you are willing to accept.

o Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 33)

o If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefit riders you may choose?

o The fees and expenses you will pay when buying, owning and surrendering the contract. (p. 7)

Your sales representative will help you complete and submit an application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take SUCH other steps as we deem reasonable. Applications are subject to acceptance at our home office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. (p. 18)

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month

                                                RAVA 4 ADVANTAGE         RAVA 4 SELECT          RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities           $1,000                 $ 2,000                 $2,000
   initial payment for nonqualified annuities         2,000                  10,000                 10,000
   for any additional payments                           50                      50                     50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS (without office approval) based on your age on the effective date of the contract:

                                                RAVA 4 ADVANTAGE        RAVA 4 SELECT           RAVA 4 ACCESS
For the first year:
   through age 85                                  $999,999*               $999,999*              $999,999*
   for ages 86 to 90                                100,000                 100,000                100,000

For each subsequent year:
   through age 85                                   100,000                 100,000                100,000
   for ages 86 to 90                                 50,000                  50,000                 50,000

* RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and our approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (p. 33)


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6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 37)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 38)

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (p. 39)

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (p. 40)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 55)

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (p. 57)

LIMITATIONS ON USE OF CONTRACTS: If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders, or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

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SURRENDER CHARGE FOR RAVA 4 ADVANTAGE
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(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

                   SEVEN-YEAR SCHEDULE                                           TEN-YEAR SCHEDULE*
 NUMBER OF COMPLETED                                             NUMBER OF COMPLETED
YEARS FROM DATE OF EACH              SURRENDER CHARGE          YEARS FROM DATE OF EACH             SURRENDER CHARGE
  PURCHASE PAYMENT                      PERCENTAGE                PURCHASE PAYMENT                    PERCENTAGE
----------------------------------------------------------------------------------------------------------------------
        0                                   7%                            0                               8%
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        1                                   7                             1                               8
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        2                                   7                             2                               8
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        3                                   6                             3                               7
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        4                                   5                             4                               7
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        5                                   4                             5                               6
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        6                                   2                             6                               5
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        7+                                  0                             7                               4
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                                                                          8                               3
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                                                                          9                               2
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                                                                         10+                              0
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   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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SURRENDER CHARGE FOR RAVA 4 SELECT
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(Contingent deferred sales load as a percentage of purchase payment surrendered)

                  YEARS FROM                               SURRENDER CHARGE
                 CONTRACT DATE                                PERCENTAGE
--------------------------------------------------------------------------------
                      1                                           7%
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                      2                                           7
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                      3                                           7
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                      Thereafter                                  0
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SURRENDER CHARGE FOR RAVA 4 ACCESS:                                         0%
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SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

---------------------------------------------------------------------------------------------------------------------------
                                                                                    Maximum: $50           Current: $30
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(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES

OPTIONAL DEATH BENEFITS

(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

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ROPP RIDER FEE                                                                     Maximum: 0.30%         Current: 0.20%
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MAV RIDER FEE                                                                      Maximum: 0.35%         Current: 0.25%
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5-YEAR MAV RIDER FEE                                                               Maximum: 0.20%         Current: 0.10%
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OPTIONAL LIVING BENEFITS

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ACCUMULATION BENEFIT RIDER FEE                                                     Maximum: 2.50%         Current: 0.60%
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(Charged annually as a percentage of contract value or the minimum contract accumulation value,whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)

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GWB FOR LIFE(SM) RIDER FEE                                                         Maximum: 1.50%          Current: 0.65%
---------------------------------------------------------------------------------------------------------------------------

(Charges annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater . This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)

ANNUAL VARIABLE ACCOUNT EXPENSES

(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                      RAVA 4 ADVANTAGE               RAVA 4 SELECT          RAVA 4 ACCESS
---------------------------------------------------------------------------------------------------------------------------
FOR NONQUALIFIED ANNUITIES                                 1.05%                        1.30%                  1.45%
---------------------------------------------------------------------------------------------------------------------------
FOR QUALIFIED ANNUITIES                                    .85%                         1.10%                  1.25%
---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

--------------------------------------------------------------------------------
MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)
--------------------------------------------------------------------------------

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                        MINIMUM                MAXIMUM
---------------------------------------------------------------------------------------------------------------------------
Total expenses before fee waivers and/or expense reimbursements                          0.53%                   5.85%
---------------------------------------------------------------------------------------------------------------------------

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                           FEE
                                                                    MANAGEMENT 12b-1   OTHER         WAIVER/EXPENSES       NET
                                                                       FEES    FEES  EXPENSES TOTAL   REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series II Shares                   0.61%   0.25%   0.29%   1.15%        --%        1.15%(1),(2)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Development Fund, Series II Shares                    0.75    0.25    0.34    1.34         --         1.34(1),(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Financial Services Fund, Series II Shares                     0.75    0.25    0.37    1.37         --         1.37(1)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Health Care Fund, Series II Shares                     0.75    0.25    0.33    1.33         --         1.33(1),(3)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series II Shares                   0.73    0.25    0.38    1.36         --         1.36(1)
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Global Technology Portfolio (Class B)            0.75    0.25    0.17    1.17         --         1.17(4)
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income Portfolio (Class B)            0.55    0.25    0.05    0.85         --         0.85(4)
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS International Value Portfolio (Class B)          0.75    0.25    0.12    1.12         --         1.12(4)
-----------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth Portfolio (Class B)             0.75    0.25    0.06    1.06         --         1.06(4)
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value, Class II                            0.90    0.25    0.02    1.17         --         1.17(4)
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra(R), Class II                                 0.90    0.25    0.01    1.16         --         1.16(4)
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Value, Class II                                    0.83    0.25      --    1.08         --         1.08(4)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund, Variable Series, Class B                     0.55    0.25    0.37    1.17       0.51         0.66(5)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth Fund, Variable Series                          0.74    0.25    0.34    1.33         --         1.33(6)
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series     0.80    0.25    0.43    1.48         --         1.48(4)
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Commodity Return Strategy Portfolio              0.50    0.25    0.55    1.30         --         1.30(7)
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Equity
 Portfolio, Service Shares                                             0.75    0.25    0.34    1.34         --         1.34(4)
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund International Value
 Portfolio, Service Shares                                             1.00    0.25    0.20    1.45         --         1.45(8)
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                               0.58      --    0.69    1.27         --         1.27(4)
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental Large Cap Fund - Class 2                      0.58    0.25    0.18    1.01         --         1.01(9)
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International Equity Fund - Class 2                       0.41    0.25    0.30    0.96         --         0.96(9)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2                0.57    0.25    0.09    0.91         --         0.91(10)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio Service Class 2                      0.57    0.25    0.12    0.94         --         0.94(10)
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio Service Class 2                     0.72    0.25    0.17    1.14         --         1.14(10)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real Estate Fund - Class 2                             0.47    0.25    0.02    0.74         --         0.74(11),(12)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small Cap Value Securities Fund - Class 2              0.52    0.25    0.17    0.94         --         0.94(12),(13)
-----------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares Securities Fund - Class 2                         0.60    0.25    0.18    1.03         --         1.03(12)
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Structured U.S. Equity Fund                          0.65      --    0.09    0.74         --         0.74(14)
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Small Cap Growth Portfolio, Class II      0.75    0.25    0.37    1.37         --         1.37(4)
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                       - NEW YORK - PROSPECTUS 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS (CONTINUED)
--------------------------------------------------------------------------------

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                    FEE
                                                           MANAGEMENT  12b-1   OTHER          WAIVER/EXPENSES        NET
                                                              FEES     FEES   EXPENSES  TOTAL  REIMBURSEMENTS     EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Growth Stock Series - Service Class          0.75%    0.25%     0.15%   1.15%        --%    1.15%(15),(16)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Series - Service Class                    0.75     0.25      0.09    1.09         --     1.09(15),(16)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series - Service Class                       0.75     0.25      0.15    1.15         --     1.15(15),(16)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust International
  Portfolio (Class S)                                         1.15     0.25      4.45    5.85       3.83     2.02(17),(18)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust Socially
  Responsive Portfolio (Class S)                              0.85     0.25      0.14    1.24       0.07     1.17(17),(19)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Service Shares         0.63     0.25      0.04    0.92         --     0.92(20)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA, Service Shares     0.74     0.25      0.05    1.04         --     1.04(20)
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA, Service Shares            0.69     0.25      0.02    0.96         --     0.96(20)
------------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Value Fund/VA, Service Shares                     0.75     0.25      1.03    2.03         --     2.03(20)
  (available on or after Sept. 15, 2006)

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT All Asset Portfolio, Advisor Share Class            0.20     0.25      0.88    1.33         --     1.33(21)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund            0.54     0.13      0.14    0.81         --     0.81(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Cash Management Fund     0.33     0.13      0.15    0.61         --     0.61(22),(23)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Core Bond Fund           0.48     0.13      0.33    0.94         --     0.94(22),(23),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Bond Fund    0.47     0.13      0.17    0.77         --     0.77(22),(23)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Diversified Equity
  Income Fund                                                 0.68     0.13      0.16    0.97         --     0.97(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Emerging Markets Fund    1.05     0.13      0.34    1.52         --     1.52(22),(23),(24),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Fundamental Value Fund   0.73     0.13      0.16    1.02         --     1.02(23),(26)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Bond Fund         0.71     0.13      0.20    1.04         --     1.04(22),(23)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Global Inflation
 Protected Securities Fund                                    0.44     0.13      0.33    0.90         --     0.90(22),(23),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Growth Fund              0.66     0.13      0.17    0.96         --     0.96(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - High Yield Bond Fund     0.59     0.13      0.16    0.88         --     0.88(22),(23)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Income
  Opportunities Fund                                          0.61     0.13      0.34    1.08         --     1.08(22),(23),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - International
  Opportunity Fund                                            0.72     0.13      0.20    1.05         --     1.05(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund    0.56     0.13      0.14    0.83         --     0.83(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Large Cap Value Fund     0.60     0.13      1.86    2.59         --     2.59(22),(23),(24),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund      0.63     0.13      0.17    0.93         --     0.93(22),(23),(24),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund       0.70     0.13      2.18    3.01         --     3.01(22),(23),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund       0.22     0.13      0.18    0.53         --     0.53(22),(23),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Select Value Fund        0.77     0.13      0.30    1.20         --     1.20(22),(23),(24),(25)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Short Duration
  U.S. Government Fund                                        0.48     0.13      0.17    0.78         --     0.78(22),(23)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap
  Advantage Fund                                              0.80     0.13      0.22    1.15         --     1.15(22),(23),(24)
------------------------------------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Small Cap Value Fund     0.92     0.13      0.24    1.29         --     1.29(22),(23),(24),(25)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Comstock Portfolio,
  Class II Shares                                             0.56     0.25      0.03    0.84         --     0.84(4)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Global Real Estate Portfolio, Class II Shares  0.85     0.35      0.62    1.82         --     1.82(27)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares      0.75     0.35      0.34    1.44         --     1.44(27)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                0.95       --      0.18    1.13         --     1.13(4)
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                 0.90       --      0.05    0.95         --     0.95(4)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity Fund                     0.72     0.25      0.21    1.18       0.11     1.07(28)
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Small Cap Growth Fund                0.75     0.25      0.24    1.24       0.04     1.20(28)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses Series II shares to the extent necessary to limit total annual expenses of Series II shares to 1.45% of average daily nets assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund, Series II Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.

(3) Effective Jan. 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees.

(4) Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.

(5) On April 28, 2006, Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio. On May 1, 2006, Nations High Yield Bond Portfolio, changed its name to Columbia High Yield Fund, Variable Series, Class B. The Fund's advisor has contractually agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60% through April 30, 2007. In addition, the Fund's distributor has contractually agreed to waive 0.19% of the 12b-1 fees through April 30, 2007.

(6) The Fund's Distributor has voluntarily agreed to waive 0.25% of its 12b-1 fees.

(7) Fee waivers and/or expense reimbursement may reduce expenses for the Portfolio, without which performance would be lower. Waivers and/or expense reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio.

(8) The Dreyfus Corporation has agreed, until Dec. 31, 2006, to waive receipt of its fees and/or assume the expenses of the portfolio so that the net expenses do not exceed 1.40% for Dreyfus Variable Investment Fund International Value Portfolio, Service Share Class (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings).

(9)   These fees have been restated to reflect current fees.

(10) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time. Including these reductions, the total class operating expenses would have been 0.89% for Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2, 0.89% for Fidelity(R) VIP Mid Cap Portfolio Service Class 2 and 1.07% for Fidelity(R) VIP Overseas Portfolio Service Class 2. These offsets may be discontinued at any time.

(11) The Fund's administration fee is paid indirectly through the management fee.

(12) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(13) The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net expense was (0.05%) and 0.89%, respectively for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(14) The Fund's annual operating expenses are based on actual expenses for the fiscal year ended Dec. 31, 2005. "Other expenses" include transfer agency fees and expenses equal on an annualized basis to 0.04% of the average daily net assets of the Fund plus all other ordinary expenses not detailed above. The Investment Adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, 0.16% of the Fund's average daily net assets for Goldman Sachs VIT Structured U.S. Equity Fund. The Investment Adviser may cease or modify the expense limitations at its discretion at anytime. If this occurs, other expenses and total annual operating expenses may increase without shareholder approval.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(16) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower.

(17) Neuberger Berman Management Inc. ("NBMI") has undertaken through Dec. 31, 2009, to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value of the International Portfolio and 1.17% of the average daily net asset value of the Socially Responsive Portfolio. The expense limitation arrangements for the Portfolio is contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation described above.

(18) Class S shares of the International Portfolio have a redemption fee of 1.00% for exchanges or redemptions on shares held less than 60 days. The redemption fee is paid to the Portfolio.

(19) Class S shares of the Socially Responsive Portfolio had not commenced operations as of Dec. 31, 2005; the expense figures for this Portfolio are estimated based on an asset size of approximately $95 million.

(20) Expenses may vary in future years. "Other expenses" in the table include transfer agent fees, custodial fees, and accounting and legal expenses the Fund pays. The Fund's transfer agent has voluntarily agreed to limit transfer and shareholder servicing fees to 0.35% per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2005, the transfer agent fees did not exceed the expense limitation described above.

(21) "Other expense" also includes Underlying Fund expenses. Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Fund of Funds Fees - Annual Underlying Fund Expenses" in the Portfolio's prospectus. PIMCO has contractually agreed, for the Portfolio's current fiscal year (12/31), to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(22) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(23) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.


--------------------------------------------------------------------------------
   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
                                                      - NEW YORK - PROSPECTUS 11
--------------------------------------------------------------------------------

(24) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund, 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource(SM) Variable Portfolio - Select Value Fund and 0.04% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund, 0.08% for RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource(SM) Variable Portfolio - Growth Fund, 0.002% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund.

25) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed:
      0.83% for RiverSource(SM) Variable Portfolio - Core Bond Fund, 1.75% for RiverSource(SM) Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource(SM) Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource(SM) Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource(SM) Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource(SM) Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource(SM) Variable Portfolio - Select Value Fund and 1.25% for RiverSource(SM) Variable Portfolio - Small Cap Value Fund.

(26) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.07% for RiverSource(SM) Variable Portfolio - Fundamental Value Fund.

(27) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion of or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expense such as foreign country tax expense and interest expense on borrowing, do not exceed 1.35%. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally, the distributor has agreed to voluntarily waive a portion of the 12B-1 fee for Class II shares. The distributor may terminate these voluntary waivers at any time at its sole discretion. After these fee waivers/reimbursements, net expenses would have been 1.40% for Van Kampen UIF Global Real Estate Portfolio Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio Class II Shares. In addition, Van Kampen UIF Global Real Estate Portfolio Class II Shares was not operational in 2005. Figures in the table are based on estimates assuming the average daily net assets of the Portfolio were not more than $75,000,000.

(28) The Funds' investment adviser has implemented a break point schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for Wells Fargo Advantage VT Opportunity Fund are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratios shown.


--------------------------------------------------------------------------------
12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                          IF YOU SURRENDER YOUR CONTRACT
                                                     AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule      $1,801.53    $3,556.41    $5,129.91    $8,032.25
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule     1,701.53     3,456.41     4,929.91     8,032.25
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                   1,727.87     3,623.70     4,624.66     8,150.95
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                     787.00     2,293.87     3,715.50     6,927.57
---------------------------------------------------------------------------------------------------


                                                         IF YOU SURRENDER YOUR CONTRACT
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule      $1,781.03    $3,503.78    $5,055.40    $7,937.46
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule     1,681.03     3,403.78     4,855.40     7,937.46
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                   1,707.37     3,571.37     4,551.02     8,058.88
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                     766.50     2,238.75     3,633.58     6,808.12
---------------------------------------------------------------------------------------------------
                                                        IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                       OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                      AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
----------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule          $1,001.53    $2,856.41    $4,529.91    $8,032.25
----------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
----------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule         1,001.53     2,856.41     4,529.91     8,032.25
----------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                       1,027.87     2,923.70     4,624.66     8,150.95
----------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                         787.00     2,293.87     3,715.50     6,927.57
----------------------------------------------------------------------------------------------------

                                                          IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                         OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                        AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                    1 YEAR      3 YEARS      5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
----------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule          $  981.03    $2,803.78    $4,455.40    $7,937.46
----------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
----------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule           981.03     2,803.78     4,455.40     7,937.46
----------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                       1,007.37     2,871.37     4,551.02     8,058.88
----------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                         766.50     2,238.75     3,633.58     6,808.12
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 13
--------------------------------------------------------------------------------

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         IF YOU SURRENDER YOUR CONTRACT
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                             1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule      $  964.10    $1,209.03    $1,477.52    $1,912.65
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule       864.10     1,109.03     1,277.52     1,912.65
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                     890.45     1,289.20     1,013.03     2,192.87
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                     205.82       635.80     1,091.46     2,353.18
---------------------------------------------------------------------------------------------------

                                                         IF YOU SURRENDER YOUR CONTRACT
                                                    AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule      $  943.60    $1,146.34    $1,371.05    $1,689.65
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule       843.60     1,046.34     1,171.05     1,689.65
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                     869.95     1,226.85       907.70     1,975.41
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                     185.32       573.64       986.78     2,138.91
---------------------------------------------------------------------------------------------------

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
NONQUALIFIED ANNUITY                              1 YEAR       3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule       $  164.10    $  509.03    $  877.52    $1,912.65
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule        164.10       509.03       877.52     1,912.65
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                      190.45       589.20     1,013.03     2,192.87
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                      205.82       635.80     1,091.46     2,353.18
---------------------------------------------------------------------------------------------------

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                                    OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                                   AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY                                 1 YEAR       3 YEARS      5 YEARS     10 YEARS
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a ten-year surrender charge schedule       $  143.60    $  446.34    $  771.05    $1,689.65
---------------------------------------------------------------------------------------------------
RAVA 4 ADVANTAGE
---------------------------------------------------------------------------------------------------
With a seven-year surrender charge schedule        143.60       446.34       771.05     1,689.65
---------------------------------------------------------------------------------------------------
RAVA 4 SELECT                                      169.95       526.85       907.70     1,975.41
---------------------------------------------------------------------------------------------------
RAVA 4 ACCESS                                      185.32       573.64       986.78     2,138.91
---------------------------------------------------------------------------------------------------

(1) In these examples, the contract administrative charge is estimated as a .021% charge for RAVA 4 Advantage, a .028% charge for RAVA 4 Select, and .028% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION

As of the date of this prospectus, no contracts had been sold. Therefore, we have not provided any condensed financial information.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.


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14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
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THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life of New York.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives and policies, investment advisers and subadvisers, please see Appendix A.

o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

o PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM: Each underlying fund generally is available (unless we exclude it) to be a component fund of the model portfolios of the PN program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). Under the PN program, contract values are rebalanced on a quarterly basis and model portfolios are periodically updated. This quarterly rebalancing and periodic updating of the model portfolios can cause a component fund to incur transactional expenses to raise cash for money flowing out of the fund or to buy securities with money flowing into the fund. Moreover, a large outflow of money from a fund may increase the expenses attributable to the assets remaining in the fund. These expenses can adversely affect the performance of the relevant fund. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. Even if you do not participate in the PN program, a fund in which your subaccount invests may be impacted if it is a component fund of one or more model portfolios.

o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 15
--------------------------------------------------------------------------------

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

      We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue. In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

      The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations your sales representative makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

      Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.


--------------------------------------------------------------------------------
16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT

The fixed account is our general account. Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing IDS Life of New York annuities, product design, competition, and IDS Life of New York's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of IDS Life of new York.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT

For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)

THE SPECIAL DCA FIXED ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 17
--------------------------------------------------------------------------------

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you are 90 or younger.

When you apply, you may select among the following:

o the regular fixed account(1), subaccounts and/or the special DCA fixed accounting which you want to invest;

o     how you want to make purchase payments;

o     a beneficiary;

o under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

o     the optional PN program;

o     one of the following optional death benefits:

      o     ROPP Death Benefit(3);

      o     MAV Death Benefit(3);

      o     5-Year MAV Death Benefit(3); and

o under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

      o     Accumulation Benefit rider(4); or

      o     GWB for Life(SM) rider(4).

(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.

(3) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.

(4) You may select either the Accumulation Benefit or the GWB for Life(SM) rider. The Accumulation Benefit and GWB for Life(SM) riders are only available if you are 80 or younger at the rider effective date.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


--------------------------------------------------------------------------------
18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

THE SETTLEMENT DATE

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

o     no earlier than 13 months after the contract's effective date; and

o no later than your 90th birthday or the tenth contract anniversary, if purchased after age 80.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 701/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 701/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 701/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as your 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY

If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS*

If paying by installments under a scheduled payment plan:

   $23.08 biweekly, or
   $50 per month

                                                RAVA 4 ADVANTAGE         RAVA 4 SELECT          RAVA 4 ACCESS
If paying by any other method:
   initial payment for qualified annuities           $1,000                 $ 2,000                $ 2,000
   initial payment for nonqualified annuities         2,000                  10,000                 10,000
   for any additional payments                           50                      50                     50

* RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

MAXIMUM ALLOWABLE PURCHASE PAYMENTS** (without office approval) based on your age on the effective date of the contract:

                                                RAVA 4 ADVANTAGE        RAVA 4 SELECT           RAVA 4 ACCESS
For the first year:
   through age 85                                  $999,999***             $999,999***            $999,999***
   for ages 86 to 90                                100,000                 100,000                100,000

For each subsequent year:
   through age 85                                   100,000                 100,000                100,000
   for ages 86 to 90                                 50,000                  50,000                 50,000

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

*** These limits apply in total to all IDS Life of New York annuities you own. We reserve the right to increase maximum limits. For qualified annuities the the Code's limits on annual contributions also apply. We also reserve the right to restrict the cumulative purchase payments for contracts with the GWB for Life(SM) rider.

We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1.    a partial surrender from the regular fixed account; or

2.    a lump sum transfer from the regular fixed account to a subaccount.


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 19
--------------------------------------------------------------------------------

HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------------------------
1 BY LETTER
--------------------------------------------------------------------------------

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

IDS LIFE INSURANCE COMPANY OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

--------------------------------------------------------------------------------
2 BY SCHEDULED PAYMENT PLAN
--------------------------------------------------------------------------------

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.

PURCHASE PAYMENT CREDITS

PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

o     1% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

      -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

o     2% of each purchase payment received:

      -- if you elect the seven-year surrender charge schedule for your contract.

o     3% of each purchase payment received:

      -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.


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20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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Expenses under RAVA 4 Select and RAVA 4 Select- Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select- Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief - Free look period.")

We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied. The amount we pay to you under these circumstances will always equal or exceed your surrender value.

We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                      RAVA 4 ADVANTAGE      RAVA 4 SELECT      RAVA 4 ACCESS
-----------------------------------------------------------------------------------------------
For nonqualified annuities                  1.05%               1.30%              1.45%
-----------------------------------------------------------------------------------------------
For qualified annuities                      .85%               1.10%              1.25%
-----------------------------------------------------------------------------------------------

This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner lives and no matter how long our entire group of owners lives. If, as a group, owners outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


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The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life(SM) rider:

--------------------------------------------------------------------------------
CONTRACTS WITHOUT GWB FOR LIFE(SM) RIDER
--------------------------------------------------------------------------------

The TFA is the greater of:

o     10% of the contract value on the prior contract anniversary*; and

o     current contract earnings.

--------------------------------------------------------------------------------
CONTRACTS WITH GWB FOR LIFE(SM) RIDER
--------------------------------------------------------------------------------

The TFA is the greatest of:

o     10% of the contract value on the prior contract anniversary*;

o     current contract earnings;

o     the Remaining Benefit Payment; and

o     the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

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The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

                SEVEN-YEAR SCHEDULE                                   TEN-YEAR SCHEDULE
 NUMBER OF COMPLETED                                     NUMBER OF COMPLETED
YEARS FROM DATE OF EACH        SURRENDER CHARGE        YEARS FROM DATE OF EACH          SURRENDER CHARGE
  PURCHASE PAYMENT                PERCENTAGE              PURCHASE PAYMENT                 PERCENTAGE
---------------------------------------------------------------------------------------------------------
        0                             7%                          0                            8%
---------------------------------------------------------------------------------------------------------
        1                             7                           1                            8
---------------------------------------------------------------------------------------------------------
        2                             7                           2                            8
---------------------------------------------------------------------------------------------------------
        3                             6                           3                            7
---------------------------------------------------------------------------------------------------------
        4                             5                           4                            7
---------------------------------------------------------------------------------------------------------
        5                             4                           5                            6
---------------------------------------------------------------------------------------------------------
        6                             2                           6                            5
---------------------------------------------------------------------------------------------------------
        7+                            0                           7                            4
---------------------------------------------------------------------------------------------------------
                                                                  8                            3
---------------------------------------------------------------------------------------------------------
                                                                  9                            2
---------------------------------------------------------------------------------------------------------
                                                                 10+                           0
---------------------------------------------------------------------------------------------------------

SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                     CONTRACT YEAR                                   SURRENDER CHARGE PERCENTAGE
---------------------------------------------------------------------------------------------------------
                          1                                                      7%
---------------------------------------------------------------------------------------------------------
                          2                                                      7
---------------------------------------------------------------------------------------------------------
                          3                                                      7
---------------------------------------------------------------------------------------------------------
                          Thereafter                                             0
---------------------------------------------------------------------------------------------------------

SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.


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WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

o     surrenders of any contract earnings;

o surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

o if you elected the GWB for Life(SM) rider, the greater of your contract's Guaranteed Benefit Payment or Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

o required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

o contracts settled using an annuity payout plan*, unless an Annuity Payout Plan E is later surrendered;

o     amounts we refund to you during the free look period*;

o     death benefits*;

o surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for the prior 60 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and

o surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 591/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio for new contract owners. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.


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24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with GWB for Life(SM).

GWB FOR LIFE(SM) RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the regular fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life(SM) rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA or the annual lifetime payment (ALP) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life(SM) rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio for new contract owners. The GWB for Life(SM) rider charge will not exceed a maximum charge of 1.50% for new contract owners.

We will not change the GWB for Life(SM) rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the Step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. and age. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program").


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ROPP RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with the MAV.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT

We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

o the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o     minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT

We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

o the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges); and

o     minus amounts transferred out.


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26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

o     additional purchase payments you allocate to the subaccounts;

o     any purchase payment credits allocated to the subaccounts;

o     transfers into or out of the subaccounts;

o     partial surrenders;

o     surrender charges;

and a deduction of:

o     a prorated portion of the contract administrative charge;

o     a prorated portion of the ROPP rider fee (if selected);

o     a prorated portion of the MAV rider fee (if selected);

o     a prorated portion of the 5-Year MAV rider fee (if selected);

o     a prorated portion of the Accumulation Benefit rider fee (if selected);
      and/or

o     a prorated portion of the GWB for Life(SM) rider fee (if selected).

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;

o     fund dividends distributed to the subaccounts;

o     fund capital gains or losses;

o     fund operating expenses; and/or

o     mortality and expense risk fees.


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MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life(SM), Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                       NUMBER
By investing an equal number                                    AMOUNT         ACCUMULATION           OF UNITS
of dollars each month ...                         MONTH        INVESTED         UNIT VALUE           PURCHASED
                                           -------------------------------------------------------------------------
                                                  Jan            $100              $20                  5.00
                                           -------------------------------------------------------------------------
                                                  Feb             100               18                  5.56
                                           -------------------------------------------------------------------------
you automatically buy                             Mar             100               17                  5.88
more units when the                        -------------------------------------------------------------------------
per unit market price is low ... ------->         Apr             100               15                  6.67
                                           -------------------------------------------------------------------------
                                                  May             100               16                  6.25
                                           -------------------------------------------------------------------------
                                                  June            100               18                  5.56
                                           -------------------------------------------------------------------------
                                                  July            100               17                  5.88
                                           -------------------------------------------------------------------------
and fewer units                                   Aug             100               19                  5.26
when the per unit                          -------------------------------------------------------------------------
market price is high.            ------->         Sept            100               21                  4.76
                                           -------------------------------------------------------------------------
                                                  Oct             100               20                  5.00
                                           -------------------------------------------------------------------------

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your sales representative.


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28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM

If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

o You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

o You cannot transfer existing contract values into a Special DCA fixed account.

o Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

o We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

o You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if an PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)

o We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change.

o We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

o We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

o Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

o Funding from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

o You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)

o We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your sales representative.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


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ASSET REBALANCING

You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM) The PN program is available for nonqualified annuities and for qualified annuities, except under 401(a) plans. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life(SM) rider. If your contract does not include one of these riders, you also may elect to participate in the PN program at no additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio.


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In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Portfolio Funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Portfolio Funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Portfolio Funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Portfolio Funds, monitors the performance of the RiverSourceVariable Portfolio Funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Portfolio Funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Portfolio Fund. RiverSource Investments also may believe that certain RiverSource Variable Portfolio Funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither IDS Life of New York nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. You also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio--"excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time with new allocation options and allocation


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percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA fixed account, is scheduled to be reallocated according to theupdated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life(SM) rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your optional Accumulation Benefit or GWB for Life(SM) rider. If your contract includes the GWB for Life(SM) rider, we reserve the right to limit the number of model portfolios which you can select based on the dollar amount of purchase payments you make, subject to state restrictions.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes the right to offer more or fewer model portfolios and to vary the allocation options and/or allocation percentages within those model portfolios. If permitted under applicable securities law, we reserve the right to substitute a fund of funds for your current model portfolio. We also reserve the right to discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.


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PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND GWB FOR LIFE(SM) RIDER
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If you purchase the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider, you are required to participate in the PN program under the terms of each rider.

o ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.

o GWB FOR LIFE(SM) RIDER: The GWB for Life(SM) rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life(SM) rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE(SM) RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

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OPTIONAL PN PROGRAM
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If you do not select the optional Accumulation Benefit rider or the optional GWB for Life(SM) rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract at no additional charge.You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. The PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING BETWEEN ACCOUNTS

The transfer rights discussed in this section do not apply while a model portfolio is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


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Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

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We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

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If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o     requiring transfer requests to be submitted only by first-class U.S. mail;

o not accepting hand-delivered transfer requests or requests made by overnight mail;

o     not accepting telephone or electronic transfer requests;

o     requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under power of attorney;

o     limiting the dollar amount that you may transfer at any one time; or

o     suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND


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COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

o Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

o Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT

o Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.

o You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

o If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the regular fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS

o Before annuity payouts begin, you may transfer contract values between the subaccounts.

o You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

o     You may not make a transfer to the Special DCA fixed account.

o Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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HOW TO REQUEST A TRANSFER OR SURRENDER

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1 BY LETTER
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Send your name, contract number, Social Security Number or Taxpayer Identification Number *and signed request for a transfer or surrender to:

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or surrenders: $250 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

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2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS
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Your sales representative can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $50

MAXIMUM AMOUNT

Transfers or surrenders:   None (except for automated transfers from the
                           regular fixed account)

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3 BY PHONE
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Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT

Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT

Transfers:                Contract value or entire account balance

Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


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We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life(SM) rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life(SM) rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guarantor Withdrawal Benefit for Life(SM)"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account.

RECEIVING PAYMENT

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1 BY REGULAR OR EXPRESS MAIL
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o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

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2 BY WIRE
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o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      --    the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


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TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 591/2;

      --    you are disabled as defined in the Code;

      --    you severed employment with the employer who purchased the contract;
            or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life(SM) or Accumulation Benefit rider.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or GWB for Life(SM). If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the GWB for Life(SM) rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


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BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:

o     contract value, less any purchase payment credits subject to reversal; or

o     purchase payments minus adjusted partial surrenders.

If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal.

ADJUSTED PARTIAL SURRENDERS

                                        PS X DB
                                        -------
                                          CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

        We calculate the death benefit on March 1, 2008 as follows:

        The total purchase payments minus adjustments for partial surrenders:

        Total purchase payments                                      $20,000

        minus adjusted partial surrenders, calculated as:

        $1,500 x $20,000  =                                          - 1,667
        ----------------                                             -------
             $18,000

        for a death benefit of:                                      $18,333

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

o     You purchase the contract with a payment of $20,000 on Jan. 1, 2007.

o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit on March 1, 2008 to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


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If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:

o If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:

      o contract value, less any purchase payment credits subject to reversal; or

      o     purchase payments minus adjusted partial surrenders.

If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 701/2. If you attained age 701/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 701/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 701/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)

The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders.

ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT

                                   PS X DB
                                   -------
                                     CV

      PS = the partial surrender including any applicable surrender charge.

      DB = the death benefit on the date of (but prior to) the partial surrender.

      CV = the contract value on the date of (but prior to) the partial surrender.

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.


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TERMINATING THE ROPP

o You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.

IF YOUR SPOUSE IS THE SOLE BENEFICIARY AND WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.

NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)

The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

o You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid


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into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)

The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your sales representative whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

o contract value, less any purchase payment credits subject to reversal less a pro rata portion of rider fees; or

o     purchase payments minus adjusted partial surrenders; or

o the maximum anniversary value as calculated on the most recent fifth contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV

o You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

o You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

o The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

o The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


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OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER

THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. Exception: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional GWB for Life(SM) rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

o you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

o you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

o if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

o if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

o the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

o the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

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Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP

On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1.    80% of the contract value on the contract anniversary; or

2.    the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION

Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS

If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.


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SPOUSAL CONTINUATION

If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER

The rider will terminate under the following conditions:

      The rider will terminate before the benefit date without paying a benefit on the date:

      o     you take a full surrender; or

      o     annuitization begins; or

      o     the contract terminates as a result of the death benefit being paid.

      The rider will terminate on the benefit date.

For an example, see Appendix D.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(SM) (GWB FOR LIFE(SM)) RIDER

THE GWB FOR LIFE(SM) RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.

The GWB for Life(SM) rider is an optional benefit that you may select for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date.

You must elect the GWB for Life(SM) rider when you purchase your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans.

The GWB for Life(SM) rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the Settlement Date (see "Buying Your Contract - Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

The GWB for Life(SM) rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and do not intend to elect an annuity payout and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the GWB for Life(SM) rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.


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Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 65 or the rider effective date if the covered person is age 65 or older on the rider effective date( see "Annual Life time Payment Attained Age (ALPAA)" heading below).

Provided the annuity payouts have not begun, the GWB for Life(SM) rider guarantees that you may take the following partial withdrawal amounts each contract year:

o After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

o During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

o After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;

o During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges - Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the GWB for Life(SM) rider is appropriate for you because:


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o LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

      (a) Once the contract value is less than $600, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Less than $600" heading below). However, if the contract value is $600 or greater, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, it is possible for the lifetime withdrawal benefit to end while the person(s) relying on the lifetime withdrawal benefit is /are still alive. This possibility may present itself when there are multiple contract owners; when one of the contract owners dies the benefit terminates even though other contract owners are still living.

      (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

      (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

      (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life(SM) rider will terminate.

o USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.

o TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes--Nonqualified Annuities.") Withdrawals before age 591/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the specified amount of withdrawal available under the rider. Partial withdrawals in any contract year that exceed the guaranteed amount available for withdrawal may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA - Special Surrender Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

o LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments.

o LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life(SM) rider, you may not elect the Accumulation Benefit rider.

o NON-CANCELABLE: Once elected, the GWB for Life(SM) rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

o INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges - Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal procedures described below for the GBA, RBA and ALP.


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KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE(SM) RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

o When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

      (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.

If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

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The RBA is determined at the following times, calculated as described:

o     At contract issue -- the RBA is equal to the initial purchase payment;

o When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

      (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

      1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

      2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

The GBP is determined at the following times, calculated as described:

o     At contract issue -- the GBP is established as 7% of the GBA value.

o At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

o When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment's amount plus any purchase payment credit.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of the sum of that purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the total RBP -- the GBP remains unchanged.

      (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.

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REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

o At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

o At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

o When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

o At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.

o When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

o When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the Covered Person is the oldest annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

o When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment plus any purchase payment credit.

o At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

o At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

o When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

o When you make a partial withdrawal at any time and the amount withdrawn is:

      (a)   less than or equal to the RALP -- the ALP remains unchanged.

      (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

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ALP EXCESS WITHDRAWAL PROCESSING

The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

o The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

      (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to 6% of the sum of purchase payments and purchase payment credits.

      (b)   At any other time -- the RALP is established equal to the ALP.

o At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.

o At the beginning of any other contract year -- the RALP is set equal to ALP.

o When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the sum of the purchase payment and any purchase payment credit.

o When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

o     The RMD is the life expectancy RMD for this contract alone; and

o The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

o The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.

o     Only one step up is allowed each contract year.

o If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the third rider anniversary.

o If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

o If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your sales representative. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

o The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

o Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP and RALP do not step up.

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The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

o The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

o The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

o The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

o     The total RBP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

      b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but never less than zero.

o The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

o     The RALP will be reset as follows:

      a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

      b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but never less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the GWB for Life(SM) rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

o     The GBA, RBA, and GBP values remain unchanged.

o The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to equal to the ALP less all prior withdrawals made in the current contract year, but never less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's sales representative must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

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IF CONTRACT VALUE REDUCES TO LESS THAN $600: If the contract value reduces to less than $600 and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to less than $600 for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:

      (a)   receive the remaining schedule of GBPs until the RBA equals zero; or

      (b) wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to less than $600 as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

      (a)   the remaining schedule of GBPs until the RBA equals zero; or

      (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

      We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to less than $600 as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to less than $600 as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.

Under any of these scenarios:

o The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.

o     We will no longer accept additional purchase payments;

o     You will no longer be charged for the rider;

o     Any attached death benefit riders will terminate; and

o The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The GWB for Life(SM) rider and the contract will terminate under either of the following two scenarios:

o If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.

o If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero, then the GWB for Life(SM) rider will terminate when the death benefit becomes payable (see "Benefits in Case of Death"). The beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

o If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

o If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

o If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

o If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

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CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset with an effective date as follows:

o If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

o If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

o If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to equal the ALP.

o If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to equal the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the change of covered person (see "Covered Person" heading above).

REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. In addition to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life(SM) rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

For an example, see Appendix D.

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THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     your age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

o PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

o PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

o PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

o PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.


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o PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.17% and 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

o GWB FOR LIFE(SM) - RBA PAYOUT OPTION: If you have a GWB for Life(SM) rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- GWB for Life(SM)"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

o in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

o over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the regular fixed account, subaccounts and/or Special DCA fixed account in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, including withdrawals under a GWB for Life(SM) rider, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 591/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien. Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or

o     if annuity payouts begin before the first contract anniversary.


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TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 591/2 and met the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:
(1) the contract is an IRA to which you made non-deductible contributions; or
(2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and your employer has contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 591/2 and met the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 701/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits and optional riders to increase. RMDs may reduce the value of certain death benefits and optional riders. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including withdrawals under a GWB for Life(SM) rider, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


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WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life EXPECTANCY (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will generally not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If, you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ONE OF THE OPTIONAL RIDERS (ROPP, MAV, 5-YEAR MAV, ACCUMULATION BENEFIT OR GWB FOR LIFE(SM)): As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% IRS tax penalty for surrenders before the age of 591/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on your death as an annuity death benefit distribution, not as proceeds from life insurance.

COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge a qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

IDS LIFE OF NEW YORK'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


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VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o     the reserve held in each subaccount for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

o     laws or regulations change;

o     the existing funds become unavailable; or

o     in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

o     add new subaccounts;

o     combine any two or more subaccounts;

o     transfer assets to and from the subaccounts or the variable account; and

o     eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. is the principal underwriter for the contract which it offers continuously.

Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc. The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services.

ISSUER

IDS Life of New York issues the contracts. IDS Life of New York is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial.

IDS Life of New York is a stock life insurance company organized in 1972 under the laws of the State of New York and is located at 20 Madison Avenue Extension, Albany, New York 12203. Its mailing address is P.O. Box 5144, Albany, NY 12205. IDS Life of New York conducts a conventional life insurance business in New York.


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We pay time-of-sale commissions of up to 6.00% of purchase payments on the contract as well as service/trail commissions of up to 1% based on annual total contract value for as long as the contract remains in effect.

We may pay our sales representatives a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to encourage sales representatives to market a new or enhanced contract or to increase sales during the period.

The above commissions and service fees compensate our sales representative for selling and servicing the contract. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below. Our sales representatives may be required to return sales commissions under certain circumstances including, but not limited to, if a contact owner returns the contract under the free look period.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of contracts may help sales representatives and/or their field leaders qualify for such benefits.

SOURCES OF PAYMENTS TO SALES REPRESENTATIVES

o We pay the commissions and other compensation described above from our assets.

o     Our assets may include:

      -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

      -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

      -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

      -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

o You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

      -- fees and expenses we collect from contract owners, including surrender charges; and

      -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICT OF INTEREST

Our compensation arrangements with sales representatives can potentially give sales representatives a heightened financial incentive to sell you the contract offered in this prospectus over other alternative investments which may pay the sales representatives lower compensation. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the contract.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

IDS Life of New York and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors, Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. IDS Life of New York does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


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APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:

----------------------------------------------------------------------------------------------------
INVESTING IN                    INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------
AIM V.I. Capital                Growth of capital. Invests principally in   A I M Advisors, Inc.
Appreciation Fund,              common stocks of companies likely to
Series II Shares                benefit from new or innovative products,
                                services or processes as well as those
                                with above-average long-term growth and
                                excellent prospects for future growth.
                                The fund can invest up to 25% of its
                                total assets in foreign securities that
                                involve risks not associated with
                                investing solely in the United States.
----------------------------------------------------------------------------------------------------
AIM V.I. Capital                Long-term growth of capital. Invests        A I M Advisors, Inc.
Development Fund,               primarily in securities (including common
Series II Shares                stocks, convertible securities and bonds)
                                of small- and medium-sized companies. The
                                Fund may invest up to 25% of its total
                                assets in foreign securities.
----------------------------------------------------------------------------------------------------
AIM V.I. Financial              Capital growth. Actively managed. Invests   A I M Advisors, Inc.
Services Fund,                  at least 80% of its net assets in the
Series II Shares                equity securities and equity-related
                                instruments of companies involved in the
                                financial services sector. These
                                companies include, but are not limited
                                to, banks, insurance companies,
                                investment and miscellaneous industries
                                (asset managers, brokerage firms, and
                                government-sponsored agencies and
                                suppliers to financial services
                                companies).
----------------------------------------------------------------------------------------------------
AIM V.I. Global Health          Capital growth. The fund seeks to meet      A I M Advisors, Inc.
Care Fund,                      its objective by investing, normally, at
Series II Shares                least 80% of its assets in securities of
                                health care industry companies. The fund
                                may invest up to 20% of its total assets
                                in companies located in developing
                                countries, i.e., those countries that are
                                in the initial stages of their industrial
                                cycles. The fund may also invest up to 5%
                                of its total assets in lower-quality debt
                                securities, i.e., junk bonds.
----------------------------------------------------------------------------------------------------
AIM V.I. International          Long-term growth of capital. Invests        A I M Advisors, Inc.
Growth Fund,                    primarily in a diversified portfolio of
Series II Shares                international equity securities, whose
                                issuers are considered to have strong
                                earnings momentum. The fund may invest up
                                to 20% of its total assets in security
                                issuers located in developing countries
                                and in securities exchangeable for or
                                convertible into equity securities of
                                foreign companies.
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS           Long-term growth of capital. The Fund       AllianceBernstein L.P.
Global Technology               invests at least 80% of its net assets in
Portfolio (Class B)             securities of companies that use
                                technology extensively in the development
                                of new or improved products or processes.
                                Invests in a global portfolio of
                                securities of U.S. and foreign companies
                                selected for their growth potential.
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS           Long-term growth of capital. Invests        AllianceBernstein L.P.
Growth and Income               primarily in dividend-paying common
Portfolio (Class B)             stocks of large, well-established, "blue
                                chip" companies.
----------------------------------------------------------------------------------------------------
AllianceBernstein VPS           Long-term growth of capital. Invests        AllianceBernstein L.P.
International Value             primarily in a diversified portfolio of
Portfolio (Class B)             equity securities of established
                                companies selected from more than 40
                                industries and from more than 40
                                developed and emerging market countries.
----------------------------------------------------------------------------------------------------


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--------------------------------------------------------------------------------------------------------------
INVESTING IN                   INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS          Long-term growth of capital. Invests        AllianceBernstein L.P.
Large Cap Growth               primarily in equity securities of U.S.
Portfolio (Class B)            companies. Unlike most equity funds, the
                               Portfolio focuses on a relatively small
                               number of intensively researched
                               companies.
--------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth with income as a   American Century Investment
Mid Cap Value, Class II        secondary objective. Invests primarily in   Management, Inc.
                               stocks of companies that management
                               believes are undervalued at the time of
                               purchase. The fund will invest at least
                               80% of its assets in securities of
                               companies whose market capitalization at
                               the time of purchase is within the
                               capitalization range of the Russell 3000
                               Index, excluding the largest 100 such
                               companies.
--------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth. Invests           American Century Investment
Ultra(R), Class II             primarily in U.S. companies, but there is   Management, Inc.
                               no limit on the amount of assets the Fund
                               can invest in foreign companies.
--------------------------------------------------------------------------------------------------------------
American Century VP            Long-term capital growth, with income as    American Century Investment
Value, Class II                a secondary objective. Invests primarily    Management, Inc.
                               in stocks of companies that management
                               believes to be undervalued at the time of
                               purchase.
--------------------------------------------------------------------------------------------------------------
Columbia High Yield Fund,      High level of current income with capital   Columbia Management Advisors, LLC
Variable Series, Class B       appreciation as a secondary objective
                               when consistent with the goal of high
                               current income. The Fund normally invests
                               at least 80% of its net assets (plus any
                               borrowings for investment purposes) in
                               high yielding corporate debt securities,
                               such as bonds, debentures and notes that
                               are rated below investment grade, or
                               unrated securities which the Fund's
                               investment advisor has determined to be
                               of comparable quality. No more than 10%
                               of the Fund's total assets will normally
                               be invested in securities rated CCC or
                               lower by S&P or Caa or lower by Moody's.
--------------------------------------------------------------------------------------------------------------
Columbia Marsico Growth        Long-term growth of capital. The Fund       Columbia Management Advisors, LLC
Fund, Variable Series          invests primarily in equity securities of   (advisor); Marsico Capital
                               large-capitalization companies that are     Management, LLC (sub-advisor)
                               selected for their growth potential. It
                               generally holds a core position of
                               between 35 and 50 common stocks. It may
                               hold up to 25% of its assets in foreign
                               securities.

--------------------------------------------------------------------------------------------------------------
Columbia Marsico               Long-term growth of capital. The Fund       Columbia Management Advisors,
International Opportunities    normally invests at least 65% of its        LLC (advisor); Marsico Capital
Fund, Variable Series          assets in common stocks of foreign          Management, LLC (sub-advisor)
                               companies. While the Fund may invest in
                               companies of any size, it focuses on
                               large companies. These companies are
                               selected for their long-term growth
                               potential. The Fund normally invests in
                               issuers from at least three different
                               countries not including the United States
                               and generally holds a core position of 35
                               to 50 common stocks. The Fund may invest
                               in common stocks of companies operating
                               in emerging markets.
--------------------------------------------------------------------------------------------------------------


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-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust -                  Total return. Invests in commodity-linked   Credit Suisse Asset Management, LLC
Commodity Return                       derivative instruments backed by a
Strategy Portfolio                     portfolio of fixed-income securities. The
                                       portfolio invests in commodity-linked
                                       derivative instruments, such as
                                       commodity-linked notes, swap agreements,
                                       commodity options, futures and options on
                                       futures that provide exposure to the
                                       investment returns of the commodities
                                       markets without investing directly in
                                       physical commodities
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                       Capital growth. To pursue this goal, the    The Dreyfus Corporation
Investment Fund                        portfolio primarily invests in growth
International                          stocks of foreign companies. Normally,
Equity Portfolio,                      the portfolio invests at least 80% of its
Service Shares                         assets in stocks, including common
                                       stocks, preferred stocks and convertible
                                       securities, including those purchase in
                                       initial public offering.
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                       The portfolio seeks long-term capital       The Dreyfus Corporation
Investment Fund                        growth. To pursue this goal, the
International Value                    portfolio normally invests at least 80%
Portfolio,                             of its assets in stocks. The portfolio
Service Shares                         ordinarily invests most of its assets in
                                       securities of foreign companies which
                                       Dreyfus considers to be value companies.
                                       The portfolio's stock investments may
                                       include common stocks, preferred stocks
                                       and convertible securities, including
                                       those purchased in initial public
                                       offerings or shortly thereafter. The
                                       portfolio may invest in companies of any
                                       size. The portfolio may also invest in
                                       companies located in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance VT                         High level of current income.               Eaton Vance Management
Floating-Rate                          Non-diversified mutual fund that normally
Income Fund                            invests primarily in senior floating rate
                                       loans ("Senior Loans"). Senior Loans
                                       typically are of below investment grade
                                       quality and have below investment grade
                                       credit ratings, which ratings are
                                       associated with having high risk,
                                       speculative characteristics. Investments
                                       are actively managed, and may be bought
                                       or sold on a daily basis (although loans
                                       are generally held until repaid). The
                                       investment adviser's staff monitors the
                                       credit quality of the Fund holdings, as
                                       well as other investments that are
                                       available. The Fund may invest up to 25%
                                       of its total assets in foreign securities
                                       and may engage in certain hedging
                                       transactions.
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Fundamental               Capital growth with the potential for       Evergreen Investment Management
Large Cap Fund - Class 2               current income. Invests primarily in        Company, LLC
                                       common stocks of large U.S. companies
                                       whose market capitalizations measured at
                                       time of purchase fall within the market
                                       capitalization range of the companies
                                       tracked by the Russell 1000(R) Index.
-------------------------------------------------------------------------------------------------------------------------------
Evergreen VA International             Long-term capital growth, with modest       Evergreen Investment Management
Equity Fund - Class 2                  income as a secondary objective. The Fund   Company, LLC
                                       seeks to achieve its goal by investing
                                       primarily in equity securities issued by
                                       established, quality non-U.S. companies
                                       located in countries with developed
                                       markets and may purchase securities
                                       across all market capitalizations. The
                                       Fund may also invest in emerging markets.
-------------------------------------------------------------------------------------------------------------------------------


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-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R)          Seeks long-term capital appreciation.       Fidelity Management & Research Company
Portfolio Service Class 2              Normally invests primarily in common        (FMR), investment manager; FMR U.K. and
                                       stocks. Invests in securities of            FMR Far East, sub-investment advisers.
                                       companies whose value it believes is not
                                       fully recognized by the public. Invests
                                       in either "growth" stocks or "value"
                                       stocks or both. The fund invests in
                                       domestic and foreign issuers.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap                Long-term growth of capital. Normally       FMR, investment manager; FMR U.K., FMR Far
Portfolio Service Class 2              invests primarily in common stocks.         East, sub-investment advisers.
                                       Normally invests at least 80% of assets
                                       in securities of companies with medium
                                       market capitalizations. May invest in
                                       companies with smaller or larger market
                                       capitalizations. Invests in domestic and
                                       foreign issuers. The Fund invests in
                                       either "growth" or "value" common stocks
                                       or both.
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Overseas               Long-term growth of capital. Normally       FMR, investment manager; FMR U.K., FMR Far
Portfolio Service Class 2              invests primarily in common stocks of       East, Fidelity International Investment
                                       foreign securities. Normally invests at     Advisors (FIIA) and FIIA U.K.,
                                       least 80% of assets in non-U.S.             sub-investment advisers.
                                       securities.
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Real                   Seeks capital appreciation, with current    Franklin Advisers, Inc.
Estate Fund - Class 2                  income as a secondary goal. The Fund
                                       normally invests at least 80% of its net
                                       assets in investments of companies
                                       operating in the real estate sector.
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Franklin Small                  Seeks long-term total return. The Fund      Franklin Advisory Services, LLC
Cap Value Securities                   normally invests at least 80% of its net
Fund - Class 2                         assets in investments of small
                                       capitalization companies, and normally
                                       invests predominantly in equity
                                       securities. For this Fund,
                                       small-capitalization companies are those
                                       with market capitalization values not
                                       exceeding $2.5 billion, at the time of
                                       purchase. The Fund invests mainly in
                                       equity securities of companies that the
                                       manager believes are undervalued.
-------------------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares                   Seeks capital appreciation, with income     Franklin Mutual Advisers, LLC
Securities Fund - Class 2              as a secondary goal. The Fund normally
                                       invests mainly in equity securities that
                                       the manager believes are undervalued. The
                                       Fund normally invests primarily in
                                       undervalued stocks and to a lesser extent
                                       in risk arbitrage securities and
                                       distressed companies.
-------------------------------------------------------------------------------------------------------------------------------


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-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT                      The Fund seeks long-term growth of          Goldman Sachs Asset Management, L.P.
Structured U.S. Equity Fund            capital and dividend income. The Fund
                                       invests, under normal circumstances, at
                                       least 90% of its total assets (not
                                       including securities lending collateral
                                       and any investment of that collateral)
                                       measured at time of purchase ("Total
                                       Assets") in a diversified portfolio of
                                       equity investments in U.S. issuers,
                                       including foreign companies that are
                                       traded in the United States. However, it
                                       is currently anticipated that, under
                                       normal circumstances, the Fund will
                                       invest at least 95% of its net assets
                                       plus any borrowings for investment
                                       purposes (measured at the time of
                                       purchase) in such equity investments. The
                                       Fund's investments are selected using
                                       both a variety of quantitative techniques
                                       and fundamental research in seeking to
                                       maximize the Fund's expected return,
                                       while maintaining risk, style,
                                       capitalization and industry
                                       characteristics similar to the S&P 500
                                       Index. The Fund seeks a broad
                                       representation in most major sectors of
                                       the U.S. economy and a portfolio
                                       consisting of companies with average
                                       long-term earnings growth expectations
                                       and dividend yields. The Fund is not
                                       required to limit its investments to
                                       securities in the S&P 500 Index. The
                                       Fund's investments in fixed-income
                                       securities are limited to securities that
                                       are considered cash equivalents.
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners                    Long-term growth of capital. The fund       Salomon Brothers Asset Management Inc., a
Variable Small Cap                     invests, under normal circumstances, at     subsidiary of Citigroup Inc.
Growth Portfolio,                      least 80% of its assets in equity
Class II                               securities of companies with small market
                                       capitalizations and related investments.
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors                       Long-term growth of capital and future      MFS Investment Management(R)
Growth Stock Series -                  income. Invests at least 80% of its net
Service Class                          assets in common stocks and related
                                       securities of companies which MFS(R)
                                       believes offer better than average
                                       prospects for long-term growth.
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return                    Above-average income consistent with the    MFS Investment Management(R)
Series - Service Class                 prudent employment of capital, with
                                       growth of capital and income as a
                                       secondary objective. Invests primarily in
                                       a combination of equity and fixed income
                                       securities.
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities                       Capital growth and current income.          MFS Investment Management(R)
Series - Service Class                 Invests primarily in equity and debt
                                       securities of domestic and foreign
                                       companies in the utilities industry.
-------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman                       Long-term growth of capital. The Fund       Neuberger Berman Management Inc.
Advisers Management                    invests mainly in foreign companies of
Trust International                    any size, including companies in
Portfolio (Class S)                    developed and emerging industrialized
                                       markets. The Fund defines a foreign
                                       company as one that is organized outside
                                       of the United States and conducts the
                                       majority of its business abroad. The Fund
                                       seeks to reduce risk by diversifying
                                       among many industries. Although it has
                                       the flexibility to invest a significant
                                       portion of its assets in one country or
                                       region, it generally intends to remain
                                       well-diversified across countries and
                                       geographical regions.
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----------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Neuberger Berman                       Long-term growth of capital. The Fund       Neuberger Berman Management Inc.
Advisers Management                    invests mainly in common stocks of mid-
Trust Socially Responsive              to large-capitalization companies. The
Portfolio (Class S)                    Fund seeks to reduce risk by investing
                                       across many different industries. The
                                       Portfolio Managers employ a research
                                       driven and valuation sensitive approach
                                       to stock selection. They seek to identify
                                       stocks in well-positioned businesses that
                                       they believe are undervalued in the
                                       market. They look for solid balance
                                       sheets, strong management teams.
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Global                     Long-term capital appreciation. Invests     OppenheimerFunds, Inc.
Securities Fund/VA,                    mainly in common stocks of U.S. and
Service Shares                         foreign issuers that are "growth-type"
                                       companies, cyclical industries and
                                       special situations that are considered to
                                       have appreciation possibilities.
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street                Seeks capital appreciation. Invests         OppenheimerFunds, Inc.
Small Cap Fund/VA,                     mainly in common stocks of
Service Shares                         small-capitalization U.S. companies that
                                       the fund's investment manager believes
                                       have favorable business trends or
                                       prospects.
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic                  High level of current income principally    OppenheimerFunds, Inc.
Bond Fund/VA,                          derived from interest on debt securities.
Service Shares                         Invests mainly in three market sectors:
                                       debt securities of foreign governments
                                       and companies, U.S. government securities
                                       and lower-rated high yield securities of
                                       U.S. and foreign companies.
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Value Fund/ VA, Service    Long-term growth of capital with            OppenheimerFunds, Inc.
Shares (available on or after          realization of current income as a
Sept. 15, 2006)                        secondary consideration. Invests mainly
                                       in common stocks of different
                                       capitalization ranges, and currently
                                       emphasize large capitalization stocks.

----------------------------------------------------------------------------------------------------------------------
PIMCO VIT                              Seeks maximum real return consistent with   Pacific Investment Management
All Asset Portfolio,                   preservation of real capital and prudent    Company LLC
Advisor Share Class                    investment management period. The
                                       Portfolio seeks to achieve its investment
                                       objective by investing under normal
                                       circumstances substantially all of its
                                       assets in Institutional Class shares of
                                       the PIMCO Funds, an affiliated open-end
                                       investment company, except the All Asset
                                       and All Asset All Authority Funds
                                       ("Underlying Funds"). Though it is
                                       anticipated that the Portfolio will not
                                       currently invest in the European
                                       StockPLUS(R) TR Strategy, Far East
                                       (ex-Japan) StocksPLUS(R) TR Strategy,
                                       Japanese StocksPLUS(R) TR Strategy,
                                       StocksPLUS(R) Municipal-Backed and
                                       StocksPLUS(R) TR Short Strategy Funds, the
                                       Portfolio may invest in these Funds in
                                       the future, without shareholder approval,
                                       at the discretion of the Portfolio's
                                       asset allocation sub-adviser.
----------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Maximum total investment return through a   RiverSource Investments
Portfolio - Balanced Fund              combination of capital growth and current
                                       income. Invests primarily in a
                                       combination of common and preferred
                                       stocks, bonds and other debt securities.
                                       Under normal market conditions, at least
                                       50% of the Fund's total assets are
                                       invested in common stocks and no less
                                       than 25% of the Fund's total assets are
                                       invested in debt securities. The Fund may
                                       invest up to 25% of its total assets in
                                       foreign investments.
----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 67
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       Maximum current income consistent with      RiverSource Investments
Cash Management Fund                   liquidity and stability of principal.
                                       Invests primarily in money market
                                       instruments, such as marketable debt
                                       obligations issued by corporations or the
                                       U.S. government or its agencies, bank
                                       certificates of deposit, bankers'
                                       acceptances, letters of credit, and
                                       commercial paper, including asset-backed
                                       commercial paper.
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       High total return through current income    RiverSource Investments
Core Bond Fund                         and capital appreciation. Under normal
                                       market conditions, the Fund invests at
                                       least 80% of its net assets in bonds and
                                       other debt securities. Although the Fund
                                       is not an index fund, it invests
                                       primarily in securities like those
                                       included in the Lehman Brothers Aggregate
                                       Bond Index ("the Index"), which are
                                       investment grade and denominated in U.S.
                                       dollars. The Index includes securities
                                       issued by the U.S. government, corporate
                                       bonds, and mortgage- and asset-backed
                                       securities. The Fund will not invest in
                                       securities rated below investment grade,
                                       although it may hold securities that have
                                       been downgraded.
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       High level of current income while          RiverSource Investments
Diversified Bond Fund                  attempting to conserve the value of the
                                       investment and continuing a high level of
                                       income for the longest period of time.
                                       Under normal market conditions, the Fund
                                       invests at least 80% of its net assets in
                                       bonds and other debt securities. At least
                                       50% of the Fund's net assets will be
                                       invested in securities like those
                                       included in the Lehman Brothers Aggregate
                                       Bond Index (Index), which are investment
                                       grade and denominated in U.S. dollars.
                                       The Index includes securities issued by
                                       the U.S. government, corporate bonds, and
                                       mortgage- and asset-backed securities.
                                       Although the Fund emphasizes high- and
                                       medium-quality debt securities, it will
                                       assume some credit risk to achieve higher
                                       yield and/or capital appreciation by
                                       buying lower-quality (junk) bonds.
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       High level of current income and, as a      RiverSource Investments
Diversified Equity Income Fund         secondary goal, steady growth of capital.
                                       Under normal market conditions, the Fund
                                       invests at least 80% of its net assets in
                                       dividend-paying common and preferred
                                       stocks.
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       Long-term capital growth. The Fund's        RiverSource Investments, adviser;
Emerging Markets Fund                  assets are primarily invested in equity     Threadneedle International Limited,
                                       securities of emerging market companies.    an indirect wholly-owned subsidiary
                                       Under normal market conditions, at least    of Ameriprise Financial, subadviser.
                                       80% of the Fund's net assets will be
                                       invested in securities of companies that
                                       are located in emerging market countries,
                                       or that earn 50% or more of their total
                                       revenues from goods and services produced
                                       in emerging market countries or from
                                       sales made in emerging market countries.
-------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -       Long-term capital growth. The Fund's        RiverSource Investments
Fundamental Value Fund                 assets are primarily invested in equity
                                       securities of U.S. companies. Under
                                       normal market conditions, the Fund's net
                                       assets will be invested primarily in
                                       companies with market capitalizations of
                                       at least $5 billion.
-------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
RiverSource                            High total return through income and        RiverSource Investments
Variable Portfolio -                   growth of capital. Non-diversified mutual
Global Bond Fund                       fund that invests primarily in debt
                                       obligations of U.S. and foreign issuers
                                       (which may include issuers located in
                                       emerging markets). Under normal market
                                       conditions, the Fund invests at least 80%
                                       of its net assets in investment-grade
                                       corporate or government debt obligations
                                       including money market instruments of
                                       issuers located in at least three
                                       different countries.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource                            Total return that exceeds the rate of       RiverSource Investments
Variable Portfolio -                   inflation over the long-term.
Global Inflation Protected             Non-diversified mutual fund that, under
Securities Fund                        normal market conditions, invests at
                                       least 80% of its net assets in
                                       inflation-protected debt securities.
                                       These securities include
                                       inflation-indexed bonds of varying
                                       maturities issued by U.S. and foreign
                                       governments, their agencies or
                                       instrumentalities, and corporations.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term capital growth. Invests           RiverSource Investments
Portfolio - Growth Fund                primarily in common stocks and securities
                                       convertible into common stocks that
                                       appear to offer growth opportunities.
                                       These growth opportunities could result
                                       from new management, market developments,
                                       or technological superiority. The Fund
                                       may invest up to 25% of its total assets
                                       in foreign investments.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   High current income, with capital growth    RiverSource Investments
Portfolio - High Yield                 as a secondary objective. Under normal
Bond Fund                              market conditions, the Fund invests at
                                       least 80% of its net assets in
                                       high-yielding, high-risk corporate bonds
                                       (junk bonds) issued by U.S. and foreign
                                       companies and governments.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   High total return through current income    RiverSource Investments
Portfolio - Income                     and capital appreciation. Under normal
Opportunities Fund                     market conditions, invests primarily in
                                       income-producing debt securities with an
                                       emphasis on the higher rated segment of
                                       the high-yield (junk bond) market. The
                                       Fund will purchase only securities rated
                                       B or above, or unrated securities
                                       believed to be of the same quality. If a
                                       security falls below a B rating, the Fund
                                       may continue to hold the security.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Capital appreciation. Invests primarily     RiverSource Investments, adviser;
Portfolio - International              in equity securities of foreign issuers     Threadneedle International Limited, an
Opportunity Fund                       that offer strong growth potential. The     indirect wholly-owned subsidiary of
                                       Fund may invest in developed and in         Ameriprise Financial, subadviser.
                                       emerging markets.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Capital appreciation. Under normal market   RiverSource Investments
Portfolio - Large Cap                  conditions, the Fund invests at least 80%
Equity Fund                            of its net assets in equity securities of
                                       companies with market capitalization
                                       greater than $5 billion at the time of
                                       purchase.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term growth of capital. Under normal   RiverSource Investments
Portfolio - Large Cap                  market conditions, the Fund invests at
Value Fund                             least 80% of its net assets in equity
                                       securities of companies with a market
                                       capitalization greater than $5 billion.
                                       The Fund may also invest in
                                       income-producing equity securities and
                                       preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 69
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Growth of capital. Under normal market      RiverSource Investments
Portfolio - Mid Cap                    conditions, the Fund invests at least 80%
Growth Fund                            of its net assets in equity securities of
                                       mid capitalization companies. The
                                       investment manager defines mid-cap
                                       companies as those whose market
                                       capitalization (number of shares
                                       outstanding multiplied by the share
                                       price) falls within the range of the
                                       Russell Midcap(R) Growth Index.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term growth of capital. Under normal   RiverSource Investments
Portfolio - Mid Cap                    circumstances, the Fund invests at least
Value Fund                             80% of its net assets (including the
                                       amount of any borrowings for investment
                                       purposes) in equity securities of
                                       medium-sized companies. Medium-sized
                                       companies are those whose market
                                       capitalizations at the time of purchase
                                       fall within the range of the Russell
                                       Midcap(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term capital appreciation. The Fund    RiverSource Investments
Portfolio - S&P 500                    seeks to provide investment results that
Index Fund                             correspond to the total return (the
                                       combination of appreciation and income)
                                       of large-capitalization stocks of U.S.
                                       companies. The Fund invests in common
                                       stocks included in the Standard & Poor's
                                       500 Composite Stock Price Index (S&P
                                       500). The S&P 500 is made up primarily of
                                       large-capitalization companies that
                                       represent a broad spectrum of the U.S.
                                       economy.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term growth of capital. Invests        RiverSource Investments, adviser; GAMCO
Portfolio - Select                     primarily in common stocks, preferred       Investors, Inc., subadviser
Value Fund                             stocks and securities convertible into
                                       common stocks that are listed on a
                                       nationally recognized securities exchange
                                       or traded on the NASDAQ National Market
                                       System of the National Association of
                                       Securities Dealers. The Fund invests in
                                       mid-cap companies as well as companies
                                       with larger and smaller market
                                       capitalizations.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   A high level of current income and safety   RiverSource Investments
Portfolio - Short                      of principal consistent with an
Duration U.S.                          investment in U.S. government and
Government Fund                        government agency securities. Under
                                       normal market conditions, at least 80% of
                                       the Fund's net assets are invested in
                                       securities issued or guaranteed as to
                                       principal and interest by the U.S.
                                       government, its agencies or
                                       instrumentalities.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term capital growth. Under normal      RiverSource Investments, adviser; Kenwood
Portfolio - Small Cap                  market conditions, at least 80% of the      Capital Management LLC, subadviser
Advantage Fund                         Fund's net assets are invested in equity
                                       securities of companies with market
                                       capitalization of up to $2 billion or
                                       that fall within the range of the Russell
                                       2000(R) Index at the time of investment.
-------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                   Long-term capital appreciation. Invests     RiverSource Investments, adviser; River
Portfolio - Small Cap                  primarily in equity securities. Under       Road Asset Management, LLC, Donald Smith &
Value Fund                             normal market conditions, at least 80% of   Co., Inc., Franklin Portfolio Associates
                                       the Fund's net assets will be invested in   LLC and Barrow, Hanley, Mewhinney &
                                       small cap companies with market             Strauss, Inc., subadvisers.
                                       capitalization, at the time of
                                       investment, of up to $2.5 billion or that
                                       fall within the range of the Russell
                                       2000(R) Value Index.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
INVESTING IN                           INVESTMENT OBJECTIVE AND POLICIES           INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life                        Capital growth and income through           Van Kampen Asset Management
Investment Trust                       investments in equity securities,
Comstock Portfolio,                    including common stocks, preferred stocks
Class II Shares                        and securities convertible into common
                                       and preferred stocks.
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                         Current income and capital appreciation.    Morgan Stanley Investment Management Inc.,
Global Real Estate                     Invests primarily in equity securities of   doing business as Van Kampen, adviser;
Portfolio, Class II Shares             companies in the real estate industry       Morgan Stanley Investment Management and
                                       located throughout the world, including     Morgan Stanley Investment Management
                                       real estate operating companies, real       Company, sub-adviser
                                       estate investment trusts and foreign real
                                       estate companies.
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF                         Long-term capital growth. Invests           Morgan Stanley Investment Management Inc.,
Mid Cap Growth                         primarily in growth-oriented equity         doing business as Van Kampen
Portfolio, Class II                    securities of U.S. mid cap companies and
Shares                                 foreign companies, including emerging
                                       market securities.
-------------------------------------------------------------------------------------------------------------------------------
Wanger International                   Long-term growth of capital. Invests        Columbia Wanger Asset Management, L.P.
Small Cap                              primarily in stocks of companies based
                                       outside the U.S. with market
                                       capitalizations of less than $5 billion
                                       at time of initial purchase.
-------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller                    Long-term growth of capital. Invests        Columbia Wanger Asset Management, L.P.
Companies                              primarily in stocks of small- and
                                       medium-size U.S. companies with market
                                       capitalizations of less than $5 billion
                                       at time of initial purchase.
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                  Seeks long-term capital appreciation.       Wells Fargo Funds Management, LLC,
VT Opportunity Fund                    We invest in equity securities of           adviser; Wells Capital Management
                                       medium-capitalization companies that we     Incorporated, subadviser.
                                       believe are under-priced yet, have
                                       attractive growth prospects.
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage                  Long-term capital appreciation. Focus is    Wells Fargo Funds Management, LLC,
VT Small Cap                           on companies believed to have               adviser; Wells Capital Management
Growth Fund                            above-average growth potential or that      Incorporated, subadviser.
                                       may be involved in new or innovative
                                       products, services and processes. Invests
                                       principally in securities of companies
                                       with market capitalizations equal to or
                                       lower than the company with the largest
                                       market capitalization in the Russell 2000
                                       Index, which is considered a small
                                       capitalization index that is expected to
                                       change frequently.
-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 71
--------------------------------------------------------------------------------

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2010. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                             CONTRACT      CONTRACT
                                                                             WITH GAIN     WITH LOSS
                                 Contract Value at time of full surrender:  $120,000.00    $80,000.00
                                      Contract Value on prior anniversary:   115,000.00     85,000.00
STEP 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                                 Earnings in the contract:    20,000.00          0.00
                            10% of the prior anniversary's contract value:    11,500.00      8,500.00
                                                                            -----------    ----------
                                                        Total Free Amount:    20,000.00      8,500.00
STEP 2. We determine the TFA that is from Purchase Payments:
                                                        Total Free Amount:    20,000.00      8,500.00
                                                 Earnings in the contract:    20,000.00          0.00
                           Purchase Payments being Surrendered Free (PPF):         0.00      8,500.00
STEP 3. We calculate the Premium Ratio (PR):
                          PR = [WD-TFA] / [CV-TFA]
                                                                      WD =   120,000.00     80,000.00   = the amount of the
                                                                                                          surrender
                                                                     TFA =    20,000.00      8,500.00   = the total free amount,
                                                                                                          step 1
                                                                      CV =   120,000.00     80,000.00   = the contract value at
                                                                                                          the time of the surrender
                                                                      PR =         100%          100%   = the premium ratio
STEP 4. We calculate Chargeable Purchase Payments
        being Surrendered (CPP):
                          CPP = PR x (PP-PPF)
                                                                      PR =         100%          100%   = premium ratio, step 3
                                                                      PP =   100,000.00    100,000.00   = purchase payments not
                                                                                                          previously surrendered
                                                                     PPF =         0.00      8,500.00   = purchase payments being
                                                                                                          surrendered free, step 2
                                                                     CPP =   100,000.00     91,500.00
STEP 5. We calculate the Surrender Charges:
                                             Chargeable Purchase Payments:   100,000.00     91,500.00
                                              Surrender Charge Percentage:           7%            7%
                                                         Surrender Charge:     7,000.00      6,405.00
STEP 6. We calculate the Net Surrender Value:                                120,000.00     80,000.00
                                               Contract Value Surrendered:    (7,000.00)    (6,405.00)
                           Contract Charge (assessed upon full surrender):       (30.00)       (30.00)
                                              Net Full Surrender Proceeds:   112,970.00     73,565.00


--------------------------------------------------------------------------------
72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE CALCULATION - TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2010. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2010.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                              CONTRACT      CONTRACT
                                                                              WITH GAIN     WITH LOSS
                           Contract Value at time of partial surrender:      $120,000.00   $80,000.00
                                   Contract Value on prior anniversary:       115,000.00    85,000.00
Step 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:        20,000.00         0.00
                         10% of the prior anniversary's contract value:        11,500.00     8,500.00
                                                                             -----------   ----------
                                                     Total Free Amount:        20,000.00     8,500.00
Step 2. We determine the TFA that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00     8,500.00
                                              Earnings in the contract:        20,000.00         0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00     8,500.00
Step 3. We calculate the Premium Ratio (PR):
                       PR = [WD-TFA] / [CV-TFA]
                                                                   WD =        50,000.00    50,000.00     = the amount of the
                                                                                                            surrender
                                                                  TFA =        20,000.00     8,500.00     = the total free amount,
                                                                                                            step 1
                                                                   CV =       120,000.00    80,000.00     = the contract value at
                                                                                                            the time of surrender
                                                                   PR =              30%          58%     = the premium ratio
Step 4. We calculate the Chargeable Purchase Payments being
        Surrendered (CPP):
                       CPP = PR x (PP - PPF)
                                                                   PR =              30%          58%     = premium ratio, step 3
                                                                   PP =       100,000.00   100,000.00     = purchase payments not
                                                                                                            previously surrendered
                                                                  PPF =             0.00     8,500.00     = purchase payments being
                                                                                                            surrendered free, step 2
                                                                  CPP =        30,000.00    53,108.39     = chargeable purchase
                                                                                                            payments being
                                                                                                            surrendered
Step 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:        30,000.00    53,108.39
                                           Surrender Charge Percentage:               7%           7%
                                                      Surrender Charge:            2,100        3,718
Step 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:        50,000.00    50,000.00
                                                      Surrender Charge:        (2,100.00)   (3,717.59)
                                           Net Full Surrender Proceeds:        47,900.00    46,282.41


--------------------------------------------------------------------------------
 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY -
                                                        NEW YORK - PROSPECTUS 73
--------------------------------------------------------------------------------

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you surrender the contract for its total value on July 1, 2008. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT     CONTRACT
                                                                               WITH GAIN    WITH LOSS
                              Contract Value at time of full surrender:      $120,000.00   $80,000.00
                                   Contract Value on prior anniversary:       115,000.00    85,000.00
Step 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the Contract:        20,000.00         0.00
                         10% of the prior anniversary's contract value:        11,500.00     8,500.00
                                                                             -----------   ----------
                                                     Total Free Amount:        20,000.00     8,500.00
Step 2. We determine the TFA and Amount Free that is from Purchase
        Payments:
                                                     Total Free Amount:        20,000.00     8,500.00
                                              Earnings in the contract:        20,000.00         0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00     8,500.00
Step 3. We calculate the Premium Ratio (PR):
                              PR = [WD-TFA] / [CV-TFA]
                                                                   WD =       120,000.00    80,000.00   = the amount of the
                                                                                                          surrender
                                                                  TFA =        20,000.00     8,500.00   = the total free amount,
                                                                                                          step 1
                                                                   CV =       120,000.00    80,000.00   = the contract value at
                                                                                                          the time of the surrender
                                                                   PR =             100%         100%
Step 4. We calculate Chargeable Purchase Payments being
        Surrendered (CPP):
                              CPP = PR x (PP-PPF)
                                                                   PR =             100%         100%   = premium ratio, step 3
                                                                   PP =       100,000.00   100,000.00   = purchase payments not
                                                                                                          previously surrendered
                                                                  PPF =             0.00     8,500.00   = purchase payments being
                                                                                                          surrendered free, step 2
                                                                  CPP =       100,000.00    91,500.00
Step 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:       100,000.00    91,500.00
                                           Surrender Charge Percentage:               7%           7%
                                                      Surrender Charge:         7,000.00     6,405.00
Step 6. We calculate the Net Surrender Value:                                 120,000.00    80,000.00
                                            Contract Value Surrendered:       (7,000.00)   (6,405.00)
                        Contract Charge (assessed upon full surrender):          (30.00)      (30.00)
                                           Net Full Surrender Proceeds:       112,970.00    73,565.00


--------------------------------------------------------------------------------
74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
--------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

o     we receive a single $100,000 purchase payment on Jan. 1, 2007; and

o you request a partial surrender of $50,000 on July 1, 2008. The surrender charge percentage is 7.0%; and

o     you have made no surrenders prior to July 1, 2008.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

                                                                               CONTRACT     CONTRACT
                                                                               WITH GAIN    WITH LOSS
                           Contract Value at time of partial surrender:      $120,000.00   $80,000.00
                                   Contract Value on prior anniversary:       115,000.00    85,000.00
Step 1. We determine the Total Free Amount (TFA) available in the contract as the greatest of the earnings or 10% of the prior anniversary value:
                                              Earnings in the contract:        20,000.00         0.00
                         10% of the prior anniversary's contract value:        11,500.00     8,500.00
                                                                             -----------   ----------
                                                     Total Free Amount:        20,000.00     8,500.00
Step 2. We determine the Amount Free that is from Purchase Payments:
                                                     Total Free Amount:        20,000.00     8,500.00
                                              Earnings in the contract:        20,000.00         0.00
                        Purchase Payments being Surrendered Free (PPF):             0.00     8,500.00
Step 3. We calculate the Premium Ratio (PR):
                                PR = [WD-TFA] / [CV-TFA]
                                                                   WD =        50,000.00    50,000.00   = the amount of the
                                                                                                          surrender
                                                                  TFA =        20,000.00     8,500.00   = the total free amount,
                                                                                                          step 1
                                                                   CV =       120,000.00    80,000.00   = the contract value at
                                                                                                          the time of surrender
                                                                   PR =              30%          58%   = the premium ratio
Step 4. We calculate the Chargeable Purchase Payments being
        Surrendered (CPP):
                                CPP = PR x (PP - PPF)
                                                                   PR =              30%          58%   = premium ratio, step 3
                                                                   PP =       100,000.00   100,000.00   = purchase payments not
                                                                                                          previously surrendered
                                                                  PPF =             0.00     8,500.00   = purchase payments being
                                                                                                          surrendered free, step 2
                                                                  CPP =        30,000.00    53,108.39   = chargeable purchase
                                                                                                          payments being
                                                                                                          surrendered
Step 5. We calculate the Surrender Charges:
                                          Chargeable Purchase Payments:        30,000.00    53,108.39
                                           Surrender Charge Percentage:               7%           7%
                                                      Surrender Charge:            2,100        3,718
Step 6. We calculate the Net Surrender Value:
                                            Contract Value Surrendered:        50,000.00    50,000.00
                                                      Surrender Charge:        (2,100.00)   (3,717.00)
                                           Net Full Surrender Proceeds:        47,900.00    46,282.41


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APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT

      o You purchase the contract (with the ROPP rider) with a payment of $20,000 on Jan. 1, 2007.

      o On March 1, 2008 the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

           We calculate the death benefit on March 1, 2008 as follows:

           The total purchase payments minus adjustments for partial surrenders:

           Total purchase payments                                   $20,000

           minus adjusted partial surrenders, calculated as:

           $1,500 x $20,000                                          - 1,667
           ---------------- =                                       --------
                $18,000

           for a death benefit of:                                   $18,333


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EXAMPLE -- MAV DEATH BENEFIT

o You purchase the contract (with the MAV rider) with a payment of $20,000 on Jan. 1, 2007.

o On Jan. 1, 2008 (the first contract anniversary) the contract value grows to $24,000.

o On March 1, 2008 the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

         We calculate the death benefit on March 1, 2008 as follows:

         The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your contract anniversary contract values:         $24,000

         plus purchase payments made since that anniversary:                + 0

         minus adjusted partial surrenders, calculated as:

         $1,500 x $24,000                                               - 1,636
         ----------------  =                                            -------
              $22,000

         for a death benefit of:                                        $22,364

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT

o You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000 on Jan. 1, 2007.

o On Jan. 1, 2012 (the fifth contract anniversary) the contract value grows to $30,000.

o On March 1, 2012 the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

         We calculate the death benefit on March 1, 2012 as follows:

         The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

         Greatest of your 5-year contract anniversary contract values:   $30,000

         plus purchase payments made since that anniversary:                 + 0

         minus adjusted partial surrenders, calculated as:

         $1,500 x $30,000                                                - 1,800
         ---------------- =                                              -------
              $25,000

         for a death benefit of:                                         $28,200


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APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER

The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

o You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

o     You make no additional purchase payments.

o     You do not exercise the Elective Step-up option

o     The Accumulation Benefit rider fee is 0.60%.

                           ASSUMED NET       PARTIAL SURRENDER        ADJUSTED                      ACCUMULATION
END OF CONTRACT YEAR      RATE OF RETURN    (BEGINNING OF YEAR)   PARTIAL SURRENDER      MCAV      BENEFIT AMOUNT    CONTRACT VALUE
------------------------------------------------------------------------------------------------------------------------------------
        1                      12%                     0                    0          100,000              0          111,328
------------------------------------------------------------------------------------------------------------------------------------
        2                      15%                     0                    0          102,422              0          127,259
------------------------------------------------------------------------------------------------------------------------------------
        3                       3%                     0                    0          104,861              0          130,290
------------------------------------------------------------------------------------------------------------------------------------
        4                      -8%                     0                    0          104,861              0          119,148
------------------------------------------------------------------------------------------------------------------------------------
        5                     -15%                     0                    0          104,861              0          100,647
------------------------------------------------------------------------------------------------------------------------------------
        6                      20%                 2,000                2,084          102,778              0          117,666
------------------------------------------------------------------------------------------------------------------------------------
        7                      15%                     0                    0          108,252              0          134,504
------------------------------------------------------------------------------------------------------------------------------------
        8                     -10%                     0                    0          108,252              0          120,327
------------------------------------------------------------------------------------------------------------------------------------
        9                     -20%                 5,000                4,498          103,754              0           91,639
------------------------------------------------------------------------------------------------------------------------------------
       10                     -12%                     0                    0          103,754         23,734          103,754
------------------------------------------------------------------------------------------------------------------------------------


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78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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EXAMPLE -- GWB FOR LIFE(SM) RIDER

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1945.

o     You make no additional payments to the contract.

o You take partial withdrawals equal to the RBP on 6/1/2007, 6/1/2008, and 6/1/2015. You take a partial withdrawal equal to the RALP on 6/1/2014. You take a partial withdrawal greater than the RBP on 6/1/2016.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                            HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT          LIFETIME WITHDRAWAL BENEFIT
                                               ASSUMED   ------------------------------------------   ----------------------------
                       PURCHASE     PARTIAL   CONTRACT
DATE                   PAYMENTS   WITHDRAWALS   VALUE        GBA         RBA        GBP         RBP         ALP       RALP
----------------------------------------------------------------------------------------------------------------------------------
1/1/2007              $100,000   $    N/A    $100,000    $100,000    $100,000     $7,000      $7,000      $  N/A     $  N/A
----------------------------------------------------------------------------------------------------------------------------------
6/1/2007                     0      7,000      92,000     100,000      93,000      7,000           0         N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
1/1/2008                     0          0      91,000     100,000      93,000      7,000       7,000         N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
6/1/2008                     0      7,000      83,000     100,000      86,000      7,000           0         N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
1/1/2009                     0          0      81,000     100,000      86,000      7,000       7,000         N/A        N/A
----------------------------------------------------------------------------------------------------------------------------------
1/1/2014                     0          0      75,000     100,000      86,000      7,000       7,000       5,160(1)   5,160(1)
----------------------------------------------------------------------------------------------------------------------------------
6/1/2014                     0      5,160      70,000     100,000      80,840      7,000       1,840       5,160          0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2015                     0          0      69,000     100,000      80,840      7,000       7,000       5,160      5,160
----------------------------------------------------------------------------------------------------------------------------------
6/1/2015                     0      7,000      62,000     100,000      73,840      7,000           0       3,720(2)       0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2016                     0          0      70,000     100,000      73,840      7,000       7,000       4,200      4,200
----------------------------------------------------------------------------------------------------------------------------------
6/1/2016                     0     10,000      51,000      51,000(3)   51,000(3)   3,570           0       3,060(3)       0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2017                     0          0      55,000      55,000      55,000      3,850       3,850       3,300      3,300
----------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.

(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

o You purchase the RAVA 4 Select contract on Jan. 1, 2007 with a payment of $100,000.

o     You are the sole owner and also the annuitant. Your birthday is 10/1/1935.

o     You make no additional payments to the contract.

o You take a partial withdrawal equal to the RALP on 6/1/2010. You take a partial withdrawal equal to the RBP on 6/1/2011. You take a partial withdrawal greater than the RBP on 6/1/2012.

o Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

                                            HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT           LIFETIME WITHDRAWAL BENEFIT
                                               ASSUMED   --------------------------------------------  ---------------------------
                       PURCHASE     PARTIAL   CONTRACT
DATE                   PAYMENTS   WITHDRAWALS   VALUE        GBA         RBA        GBP         RBP         ALP       RALP
----------------------------------------------------------------------------------------------------------------------------------
1/1/2007              $100,000   $    N/A    $100,000    $100,000    $100,000     $7,000      $7,000      $6,000     $6,000
----------------------------------------------------------------------------------------------------------------------------------
1/1/2008                     0          0     105,000     105,000     105,000      7,350       7,000(1)    6,300      6,000(1)
----------------------------------------------------------------------------------------------------------------------------------
1/1/2009                     0          0     110,000     110,000     110,000      7,700       7,000(1)    6,600      6,000(1)
----------------------------------------------------------------------------------------------------------------------------------
1/1/2010                     0          0     110,000     110,000     110,000      7,700       7,700(2)    6,600      6,600(2)
----------------------------------------------------------------------------------------------------------------------------------
6/1/2010                     0      6,600     110,000     110,000     103,400      7,700       1,100       6,600          0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2011                     0          0     115,000     115,000     115,000      8,050       8,050       6,900      6,900
----------------------------------------------------------------------------------------------------------------------------------
6/1/2011                     0      8,050     116,000     115,000     106,950      8,050           0       6,900(3)       0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2012                     0          0     120,000     120,000     120,000      8,400       8,400       7,200      7,200
----------------------------------------------------------------------------------------------------------------------------------
6/1/2012                     0     10,000     122,000     120,000(4)  110,000(4)   8,400           0       7,200(4)       0
----------------------------------------------------------------------------------------------------------------------------------
1/1/2013                     0          0     125,000     125,000     125,000      8,750       8,750       7,500      7,500
----------------------------------------------------------------------------------------------------------------------------------

At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.

(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.

(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.

(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
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APPENDIX E: EXAMPLE -- RMD CALCULATION

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, the amount you withdraw each year from this contract to satisfy these rules will not prompt excess withdrawal processing, subject to the following rules:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

      o A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

      o Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

      o Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

      o Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the GWB for Life(SM) rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

      o A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current Contract Year.

      o Any withdrawals taken in a Contract Year will count first against and reduce the RALP for that Contract Year.

      o Once the RALP for the current Contract Year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

      o Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the GWB for Life(SM) rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

      o An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

      o This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1)   determined by us each calendar year;

(2)   based on the value of this contract alone on the date it is determined;
      and

(3) based on the company's understanding and interpretation of the requirements for the following types of plans under the Code as of the date of this prospectus:

Life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

1.    IRAs under Section 408(b) of the Code;

2.    Roth IRAs under Section 408A of the Code;

3.    TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your GWB for Life(SM) rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), the ALERMDA calculated by us will equal zero in all years. The ALERMDA calculated by us will also equal zero in all years for contracts not covered by the sections of the Code listed above as of the date of this prospectus.

Please consult your tax advisor about the impact of these rules prior to purchasing the GWB for Life(SM) rider.


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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts ..............................p. 3

Rating Agencies ..........................................p. 4

Revenues Received During Calendar Year 2005 ..............p. 4

Principal Underwriter ....................................p. 5

Independent Registered Public Accounting Firm ............p. 5

Financial Statements


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82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY
- NEW YORK - PROSPECTUS
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RIVERSOURCE [LOGO](SM)
        ANNUITIES

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

 Ameriprise Financial Services, Inc. (Distributor), Member NASD, a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). RiverSource(SM) insurance and annuity branded products are issued by IDS Life Insurance Company of New York, an Ameriprise Financial company.

            (C) 2006 Ameriprise Financial, Inc. All rights reserved.

S-6504 A (6/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(SM)

                  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(SM)
                                VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                           SELECT(SM) VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                       ADVANTAGE PLUS(SM) VARIABLE ANNUITY

                         RIVERSOURCE RETIREMENT ADVISOR
                        SELECT PLUS(SM) VARIABLE ANNUITY
                 RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(SM)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(SM)
                                VARIABLE ANNUITY

                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(SM)
                                VARIABLE ANNUITY

                 IDS LIFE OF NEW YORK FLEXIBLE PORTFOLIO ANNUITY

                  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                  JUNE 15, 2006


IDS Life of New York Variable Annuity Account is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the IDS Life of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS

Calculating Annuity Payouts                                                 p. 3

Rating Agencies                                                             p. 4


Revenues Received During Calendar Year 2005                                 p. 4

Principal Underwriter                                                       p. 5

Independent Registered Public Accounting Firm                               p. 5


Financial Statements


CORPORATE CONSOLIDATION

Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change of name of IDS Life of New York to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

--------------------------------------------------------------------------------
3 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to IDS Life of New York, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                            www.ambest.com

Fitch                                          www.fitchratings.com


Moody's                                    www.moodys.com/insurance

Standard & Poor's                          www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.


Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                    $8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                  6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                   6,167,159.08
American Century(R) Variable Portfolios, Inc.                               5,916,210.77
Goldman Sachs Variable Insurance Trust                                      5,908,269.00
AIM Variable Insurance Funds                                                4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                       4,105,185.33
Putnam Variable Trust                                                       2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                         2,814,229.09
Credit Suisse Trust                                                         1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                  1,785,045.10
Janus Aspen Series                                                            973,913.25
Evergreen Variable Annuity Trust                                              950,086.78
Oppenheimer Variable Account Funds                                            940,501.39
Third Avenue Variable Series Trust                                            930,151.06
Royce Capital Fund                                                            909,404.51
Lazard Retirement Series, Inc.                                                866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.    766,423.33
Pioneer Variable Contracts Trust                                              367,921.93
Calvert Variable Series, Inc.                                                 166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund               40,580.81
STI Classic Variable Trust                                                     25,316.37
Premier VIT                                                                    20,167.99
Baron Capital Funds Trust                                                       7,180.35
J.P. Morgan Series Trust II                                                     4,344.49



If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.


--------------------------------------------------------------------------------
4 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as principal underwriter for the contract, which it offers on a continuous basis. Ameriprise Financial Services is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. Ameriprise Financial Services is an affiliate of ours. Both Ameriprise Financial Services and IDS Life of New York are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. IDS Life of New York currently pays Ameriprise Financial Services underwriting commissions for its role as principal underwriter of all variable annuities associated with this variable account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services in its role as principal underwriter has been:
2005: $7,093,004, 2004: $4,089,351 and 2003: $2,433,623. Ameriprise Financial
Services retains no underwriting commission from the sale of the contract.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of IDS Life of New York Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Variable Annuity Account (which includes RiverSource Retirement Advisor Variable Annuity, RiverSource Retirement Advisor Advantage Variable Annuity, RiverSource Retirement Advisor Select Variable Annuity, RiverSource Retirement Advisor Advantage Plus Variable Annuity, RiverSource Retirement Advisor Select Plus Variable Annuity, RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity, RiverSource Retirement Advisor 4 Access Variable Annuity and IDS Life of New York Flexible Portfolio Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
5 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of IDS Life of New York Variable Annuity Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 88 segregated asset subaccounts of IDS Life of New York Variable Annuity Account, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
6 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                             AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
DECEMBER 31, 2005                                           APPR, SER I    APPR, SER II    DEV, SER I     DEV, SER II    EQ, SER I
ASSETS
Investments, at value(1),(2)                                $  1,370,877   $ 13,671,923   $  1,284,772   $  2,519,710   $ 35,158,304
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     168          9,243            443          2,578             --
Receivable for share redemptions                                      --            351             --             --         59,860
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,371,045     13,681,517      1,285,215      2,522,288     35,218,164
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   999          9,839            897          1,824         37,172
    Contract terminations                                             --            351             --             --         59,860
Payable for investments purchased                                    168          9,243            443          2,578             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  1,167         19,433          1,340          4,402         97,032
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,369,878     13,656,341      1,283,875      2,517,805     34,991,898
Net assets applicable to contracts in payment period                  --          5,743             --             --        129,234
Net assets applicable to seed money                                   --             --             --             81             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,369,878   $ 13,662,084   $  1,283,875   $  2,517,886   $ 35,121,132
====================================================================================================================================
(1) Investment shares                                             55,546        559,637         79,849        158,273      1,499,288
(2) Investments, at cost                                    $  1,388,939   $ 12,471,290   $    992,325   $  1,986,136   $ 34,647,696
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AIM VI       AIM VI FIN    AIM VI INTL       AIM VI     AB VPS GLOBAL
DECEMBER 31, 2005 (CONTINUED)                                DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
ASSETS
Investments, at value(1),(2)                                $  1,107,427   $  1,271,462   $        510   $  2,368,076   $    287,036
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     153            905             --          1,391         10,166
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   1,107,580      1,272,367            510      2,369,467        297,202
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   786            892             --          1,649            141
    Contract terminations                                             --             --             --             --             --
Payable for investments purchased                                    153            905             --          1,391         10,166
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    939          1,797             --          3,040         10,307
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,106,585      1,270,488             --      2,366,427        286,358
Net assets applicable to contracts in payment period                  --             --             --             --             --
Net assets applicable to seed money                                   56             82            510             --            537
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  1,106,641   $  1,270,570   $        510   $  2,366,427   $    286,895
====================================================================================================================================
(1) Investment shares                                             74,978         83,265             22        186,610         18,364
(2) Investments, at cost                                    $    857,668   $  1,081,440   $        477   $  2,199,077   $    290,110
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AB VPS         AB VPS         AC VP          AC VP          AC VP
                                                             GRO & INC,     INTL VAL,        INTL,          INTL,          ULTRA,
DECEMBER 31, 2005 (CONTINUED)                                   CL B           CL B           CL I          CL II          CL II
ASSETS
Investments, at value(1),(2)                                $ 21,171,572   $ 31,807,605   $  1,916,807   $  4,604,428   $  1,817,185
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  24,906         42,831          3,461             --         54,417
Receivable for share redemptions                                      --          2,243             --         27,020             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  21,196,478     31,852,679      1,920,268      4,631,448      1,871,602
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                14,906         22,530          1,393          3,390            910
    Contract terminations                                             --          2,243             --         27,020             --
Payable for investments purchased                                 24,906         42,831          3,461             --         54,417
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 39,812         67,604          4,854         30,410         55,327
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     21,156,562     31,779,252      1,915,414      4,600,918      1,816,224
Net assets applicable to contracts in payment period                  --          5,823             --             --             --
Net assets applicable to seed money                                  104             --             --            120             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 21,156,666   $ 31,785,075   $  1,915,414   $  4,601,038   $  1,816,275
====================================================================================================================================
(1) Investment shares                                            858,887      1,681,163        232,905        560,149        175,913
(2) Investments, at cost                                    $ 18,304,866   $ 25,421,687   $  1,648,560   $  3,634,653   $  1,844,753
------------------------------------------------------------------------------------------------------------------------------------


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
ASSETS
Investments, at value(1),(2)                                $ 47,345,214   $ 28,949,638   $  3,219,226   $  4,972,291   $    567,739
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     978         68,779             --         12,037            122
Receivable for share redemptions                                  46,481          2,432         29,683          2,204             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  47,392,673     29,020,849      3,248,909      4,986,532        567,861
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                47,863         20,918          2,390          3,547            410
    Contract terminations                                         46,481          2,432         29,683          2,204             --
Payable for investments purchased                                    978         68,779             --         12,037            122
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 95,322         92,129         32,073         17,788            532
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     47,158,345     28,900,428      3,216,783      4,967,725        567,329
Net assets applicable to contracts in payment period             139,006         28,292             --             --             --
Net assets applicable to seed money                                   --             --             53          1,019             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 47,297,351   $ 28,928,720   $  3,216,836   $  4,968,744   $    567,329
====================================================================================================================================
(1) Investment shares                                          5,773,807      3,534,754      1,656,833        507,895         43,043
(2) Investments, at cost                                    $ 40,695,147   $ 26,884,357   $  3,013,536   $  4,897,259   $    480,887
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                              EG VA          EG VA         FID VIP        FID VIP
                                                             CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
DECEMBER 31, 2005 (CONTINUED)                                   GRO        LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
ASSETS
Investments, at value(1),(2)                                $ 24,797,710   $  3,143,529   $  2,947,118   $  6,697,766   $ 31,944,100
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                      --         12,892            439          1,081         12,825
Receivable for share redemptions                                  31,914             --         14,976              6         36,881
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  24,829,624      3,156,421      2,962,533      6,698,853     31,993,806
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                26,253          2,292          2,121          4,785         23,447
    Contract terminations                                         31,914             --         14,976              6         36,881
Payable for investments purchased                                     --         12,892            439          1,081         12,825
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 58,167         15,184         17,536          5,872         73,153
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     24,748,281      3,141,237      2,944,937      6,679,824     31,792,273
Net assets applicable to contracts in payment period              23,176             --             --         13,157        128,299
Net assets applicable to seed money                                   --             --             60             --             81
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 24,771,457   $  3,141,237   $  2,944,997   $  6,692,981   $ 31,920,653
====================================================================================================================================
(1) Investment shares                                          1,665,394        176,306        206,670        456,874      2,198,493
(2) Investments, at cost                                    $ 26,954,980   $  2,710,680   $  2,689,550   $  5,967,631   $ 27,810,978
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                              FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                                              MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
DECEMBER 31, 2005 (CONTINUED)                                 SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
ASSETS
Investments, at value(1),(2)                                $ 11,656,747   $ 58,000,965   $  2,379,144   $ 15,637,435   $ 37,656,759
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     775        140,933            266          2,370         49,064
Receivable for share redemptions                                     374         90,862             --          4,507             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  11,657,896     58,232,760      2,379,410     15,644,312     37,705,823
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 8,314         41,495          1,702         11,115         26,590
    Contract terminations                                            374         90,862             --          4,507             --
Payable for investments purchased                                    775        140,933            266          2,370         49,064
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,463        273,290          1,968         17,992         75,654
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     11,633,391     57,934,871      2,377,442     15,622,383     37,568,412
Net assets applicable to contracts in payment period              15,042         24,599             --          3,845         61,757
Net assets applicable to seed money                                   --             --             --             92             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 11,648,433   $ 57,959,470   $  2,377,442   $ 15,626,320   $ 37,630,169
====================================================================================================================================
(1) Investment shares                                            333,526      1,672,944        115,943        765,041      1,173,839
(2) Investments, at cost                                    $  7,088,664   $ 41,156,954   $  1,802,795   $ 11,750,179   $ 28,207,524
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                                               SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
DECEMBER 31, 2005 (CONTINUED)                                VAL, CL 2       SEC, CL 2      SEC, CL 1        CL 2          CAP EQ
ASSETS
Investments, at value(1),(2)                                $ 18,477,290   $ 17,406,389   $ 21,784,120   $  1,049,712   $  1,042,865
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   9,013         33,815             --             --            302
Receivable for share redemptions                                  14,487             --         44,241             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  18,500,790     17,440,204     21,828,361      1,049,712      1,043,167
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                13,098         12,344         22,565            728            757
    Contract terminations                                         14,487             --         44,241             --             --
Payable for investments purchased                                  9,013         33,815             --             --            302
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 36,598         46,159         66,806            728          1,059
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     18,464,108     17,394,045     21,708,248      1,048,984      1,042,108
Net assets applicable to contracts in payment period                  --             --         53,307             --             --
Net assets applicable to seed money                                   84             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 18,464,192   $ 17,394,045   $ 21,761,555   $  1,048,984   $  1,042,108
====================================================================================================================================
(1) Investment shares                                          1,100,494        957,974      1,982,177         67,203         74,865
(2) Investments, at cost                                    $ 14,605,396   $ 14,658,493   $ 14,222,145   $    816,443   $    851,752
------------------------------------------------------------------------------------------------------------------------------------



                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                              STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
DECEMBER 31, 2005 (CONTINUED)                                 U.S. EQ          VAL            SERV           SERV           SERV
ASSETS
Investments, at value(1),(2)                                $ 20,979,342   $ 44,619,266   $  1,061,520   $  9,386,894   $  1,267,856
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  15,282         70,329             --          3,347            564
Receivable for share redemptions                                      --             --            414          2,946             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  20,994,624     44,689,595      1,061,934      9,393,187      1,268,420
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                14,830         31,838            775          6,633            917
    Contract terminations                                             --             --            414          2,946             --
Payable for investments purchased                                 15,282         70,329             --          3,347            564
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 30,112        102,167          1,189         12,926          1,481
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     20,958,492     44,544,511      1,060,745      9,380,261      1,257,825
Net assets applicable to contracts in payment period               6,020         42,917             --             --          9,114
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 20,964,512   $ 44,587,428   $  1,060,745   $  9,380,261   $  1,266,939
====================================================================================================================================
(1) Investment shares                                          1,597,817      2,873,101        268,061        266,901         44,627
(2) Investments, at cost                                    $ 18,792,804   $ 41,182,725   $  1,038,398   $  6,353,584   $  1,233,927
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               LAZARD        MFS INV          MFS            MFS            MFS
                                                               RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
DECEMBER 31, 2005(CONTINUED)                                  INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
ASSETS
Investments, at value(1),(2)                                $  9,745,776   $  9,842,267   $  7,759,642   $  2,969,434   $  8,435,653
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  70,923         15,427            372          3,489         25,600
Receivable for share redemptions                                      --             --            231             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   9,816,699      9,857,694      7,760,245      2,972,923      8,461,253
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 7,136          6,931          5,643          2,117          6,063
    Contract terminations                                             --             --            231             --             --
Payable for investments purchased                                 70,923         15,427            372          3,489         25,600
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 78,059         22,358          6,246          5,606         31,663
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      9,701,005      9,835,282      7,753,945      2,967,239      8,429,590
Net assets applicable to contracts in payment period              37,635             --             --             --             --
Net assets applicable to seed money                                   --             54             54             78             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  9,738,640   $  9,835,336   $  7,753,999   $  2,967,317   $  8,429,590
====================================================================================================================================
(1) Investment shares                                            759,608      1,012,579        502,242        144,850        358,050
(2) Investments, at cost                                    $  7,921,947   $  9,205,650   $  6,833,073   $  2,962,601   $  6,803,755
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                                             GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
DECEMBER 31, 2005 (CONTINUED)                                 VA, SERV       VA, SERV       VA, SERV        CL II          CL II
ASSETS
Investments, at value(1),(2)                                $  4,709,935   $  1,320,246   $ 18,857,476   $  7,246,004   $    689,960
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  19,114            312        190,637          3,419             --
Receivable for share redemptions                                     434             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,729,483      1,320,558     19,048,113      7,249,423        689,960
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 3,311            966         12,397          5,130            516
    Contract terminations                                            434             --             --             --             --
Payable for investments purchased                                 19,114            312        190,637          3,419             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 22,859          1,278        203,034          8,549            516
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      4,706,504      1,319,195     18,845,079      7,212,548        689,444
Net assets applicable to contracts in payment period                  --             --             --         28,326             --
Net assets applicable to seed money                                  120             85             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  4,706,624   $  1,319,280   $ 18,845,079   $  7,240,874   $    689,444
====================================================================================================================================
(1) Investment shares                                            142,037         77,388      3,633,425        339,074         61,604
(2) Investments, at cost                                    $  4,276,171   $  1,223,363   $ 18,698,091   $  6,167,565   $    538,800
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                            PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                                             SCIENCES,       INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
DECEMBER 31, 2005 (CONTINUED)                                  CL IB          CL IB          CL IB          CL IA          CL IB
ASSETS
Investments, at value(1),(2)                                $  3,990,091   $  7,379,741   $  2,043,215   $ 21,914,537   $  3,112,839
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  15,061            720            562         11,014            121
Receivable for share redemptions                                   1,082            968             --             --            176
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   4,006,234      7,381,429      2,043,777     21,925,551      3,113,136
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,781          5,254          1,443         22,991          2,208
    Contract terminations                                          1,082            968             --             --            176
Payable for investments purchased                                 15,061            720            562         11,014            121
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 18,924          6,942          2,005         34,005          2,505
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,987,251      7,367,316      2,041,772     21,871,680      3,110,572
Net assets applicable to contracts in payment period                  --          7,112             --         19,866             --
Net assets applicable to seed money                                   59             59             --             --             59
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,987,310   $  7,374,487   $  2,041,772   $ 21,891,546   $  3,110,631
====================================================================================================================================
(1) Investment shares                                            300,685        453,859        139,373      1,169,399        223,303
(2) Investments, at cost                                    $  3,380,073   $  5,390,584   $  1,588,048   $ 29,120,377   $  2,926,566
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                   BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
ASSETS
Investments, at value(1),(2)                                $ 27,209,104   $ 26,658,987   $  1,773,451   $ 69,618,885   $ 54,053,132
Dividends receivable                                                  --         80,303          5,704        223,828             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                   1,542        262,906         24,128        110,729        210,521
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  27,210,646     27,002,196      1,803,283     69,953,442     54,263,653
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                26,696         21,163          1,270         55,200         38,038
    Contract terminations                                             --        167,883             --         30,720          4,711
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 26,696        189,046          1,270         85,920         42,749
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     26,869,483     26,802,226      1,800,995     69,668,061     54,192,651
Net assets applicable to contracts in payment period             314,387          9,902             --        199,461         28,253
Net assets applicable to seed money                                   80          1,022          1,018             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $ 27,183,950   $ 26,813,150   $  1,802,013   $ 69,867,522   $ 54,220,904
====================================================================================================================================
(1) Investment shares                                          1,836,228     26,668,515        179,955      6,645,692      3,880,770
(2) Investments, at cost                                    $ 30,388,252   $ 26,659,630   $  1,796,074   $ 70,281,905   $ 46,345,795
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                                            RVS VP         RVS VP           RVS VP
                                                               RVS VP       GLOBAL     GLOBAL INFLATION     RVS VP       HI YIELD
DECEMBER 31, 2005 (CONTINUED)                                EMER MKTS       BOND         PROT SEC           GRO           BOND
ASSETS
Investments, at value(1),(2)                               $ 10,597,482  $ 29,073,303  $     12,941,278  $ 14,088,349  $ 61,223,311
Dividends receivable                                                 --        51,628            12,165            --       251,882
Accounts receivable from IDS Life of New York
  for contract purchase payments                                 49,317        60,291            81,463        77,653        48,408
Receivable for share redemptions                                     --            --                --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 10,646,799    29,185,222        13,034,906    14,166,002    61,523,601
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                7,309        23,427             8,666         9,405        49,975
    Contract terminations                                         1,522            --                --            --        36,825
Payable for investments purchased                                    --            --                --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 8,831        23,427             8,666         9,405        86,800
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period    10,637,968    29,129,240        13,025,203    14,156,597    61,258,419
Net assets applicable to contracts in payment period                 --        31,579                --            --       177,336
Net assets applicable to seed money                                  --           976             1,037            --         1,046
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 10,637,968  $ 29,161,795  $     13,026,240  $ 14,156,597  $ 61,436,801
====================================================================================================================================
(1) Investment shares                                           721,230     2,754,565         1,307,377     2,068,572     9,193,196
(2) Investments, at cost                                   $  8,891,100  $ 29,461,328  $     13,094,130  $ 13,447,496  $ 62,962,361
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
DECEMBER 31, 2005 (CONTINUED)                                 INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
ASSETS
Investments, at value(1),(2)                                $  3,685,923   $ 23,139,175   $ 25,961,861   $    181,508   $  3,777,550
Dividends receivable                                              17,779             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  28,795            171         13,053             57         91,163
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   3,732,497     23,139,346     25,974,914        181,565      3,868,713
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 2,435         21,885         21,480            129          2,695
    Contract terminations                                             --         23,457          8,571             --            583
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,435         45,342         30,051            129          3,278
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      3,729,026     23,026,972     25,867,663        181,381      3,841,835
Net assets applicable to contracts in payment period                  --         66,972         77,200             --         23,542
Net assets applicable to seed money                                1,036             60             --             55             58
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  3,730,062   $ 23,094,004   $ 25,944,863   $    181,436   $  3,865,435
====================================================================================================================================
(1) Investment shares                                            361,767      2,137,768      1,180,963         16,615        308,622
(2) Investments, at cost                                    $  3,707,871   $ 24,484,877   $ 26,973,035   $    180,373   $  3,207,371
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                               RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                               MID CAP VAL      NEW DIM        S&P 500       SELECT VAL  SHORT DURATION
ASSETS
Investments, at value(1),(2)                                $    887,613   $ 65,947,435   $ 17,515,868   $    592,366 $   25,848,760
Dividends receivable                                                  --             --             --             --         69,859
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  16,174         31,743         14,724            174         48,680
Receivable for share redemptions                                      --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     903,787     65,979,178     17,530,592        592,540     25,967,299
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                   580         61,388         12,644            405         18,490
    Contract terminations                                             --         33,435             --             --             --
Payable for investments purchased                                     --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    580         94,823         12,644            405         18,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        903,154     65,583,269     17,517,894        592,083     25,947,797
Net assets applicable to contracts in payment period                  --        301,086             --             --             --
Net assets applicable to seed money                                   53             --             54             52          1,012
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    903,207   $ 65,884,355   $ 17,517,948   $    592,135 $   25,948,809
====================================================================================================================================
(1) Investment shares                                             74,579      4,178,517      2,065,678         53,608      2,550,692
(2) Investments, at cost                                    $    846,644   $ 67,161,219   $ 15,583,929   $    593,736 $   26,486,105
------------------------------------------------------------------------------------------------------------------------------------


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
                                                              RVS VP        RVS VP        RVS VP         ROYCE      LM PTNRS VAR SM
DECEMBER 31, 2005 (CONTINUED)                               SM CAP ADV    SM CAP VAL   STRATEGY AGGR   MICRO-CAP    CAP GRO, CL II
ASSETS
Investments, at value(1),(2)                               $  8,297,539  $ 21,636,469  $   8,380,268  $  3,413,826  $           388
Dividends receivable                                                 --            --             --            --               --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,145       108,938         12,605           765               --
Receivable for share redemptions                                     --            --             --            --               --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  8,298,684    21,745,407      8,392,873     3,414,591              388
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                6,030        15,238          8,232         2,443               --
    Contract terminations                                        14,047            --             --            --               --
Payable for investments purchased                                    --            --             --           765               --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                20,077        15,238          8,232         3,208               --
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     8,235,359    21,730,169      8,344,776     3,411,383               --
Net assets applicable to contracts in payment period             43,166            --         39,748            --               --
Net assets applicable to seed money                                  82            --            117            --              388
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  8,278,607  $ 21,730,169  $   8,384,641  $  3,411,383  $           388
====================================================================================================================================
(1) Investment shares                                           621,062     1,566,818        960,139       271,585               28
(2) Investments, at cost                                   $  7,776,821  $ 19,626,067  $  12,200,474  $  2,542,723  $           398
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
                                                                             VANK LIT
                                                             THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
DECEMBER 31, 2005 (CONTINUED)                                   VAL           CL II          SM CAP         SM CO       ASSET ALLOC
ASSETS
Investments, at value(1),(2)                                $  7,119,755   $ 20,353,787   $ 29,227,659   $ 52,223,860   $  5,995,679
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     807         95,127        148,082        181,637          1,901
Receivable for share redemptions                                      --             --         75,838             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   7,120,562     20,448,914     29,451,579     52,405,497      5,997,580
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                 5,098         14,068         20,571         37,476          4,379
    Contract terminations                                             --             --         75,838             --             --
Payable for investments purchased                                    807         95,127        148,082        181,637          1,901
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  5,905        109,195        244,491        219,113          6,280
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      7,114,657     20,339,719     29,207,088     52,171,455      5,991,300
Net assets applicable to contracts in payment period                  --             --             --         14,929             --
Net assets applicable to seed money                                   --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  7,114,657   $ 20,339,719   $ 29,207,088   $ 52,186,384   $  5,991,300
====================================================================================================================================
(1) Investment shares                                            259,750      1,491,120        954,217      1,496,386        459,439
(2) Investments, at cost                                    $  4,721,783   $ 19,661,038   $ 21,666,742   $ 39,740,434   $  5,576,688
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                                                          ------------------------------------------
                                                                                            WF ADV VT      WF ADV VT    WF ADV VT SM
DECEMBER 31, 2005 (CONTINUED)                                                               INTL CORE         OPP         CAP GRO
ASSETS
Investments, at value(1),(2)                                                              $  2,031,038   $  3,674,906   $  3,243,635
Dividends receivable                                                                                --             --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                                   259            461            880
Receivable for share redemptions                                                                    --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                 2,031,297      3,675,367      3,244,515
====================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                               1,398          2,695          2,393
    Contract terminations                                                                           --             --             --
Payable for investments purchased                                                                  259            461            880
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                1,657          3,156          3,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                                    1,999,057      3,672,127      3,241,191
Net assets applicable to contracts in payment period                                            30,583             --             --
Net assets applicable to seed money                                                                 --             84             51
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                          $  2,029,640   $  3,672,211   $  3,241,242
====================================================================================================================================
(1) Investment shares                                                                          234,531        151,730        388,925
(2) Investments, at cost                                                                  $  1,701,774   $  2,846,436   $  2,547,305
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                           AIM VI CAP    AIM VI CAP      AIM VI CAP      AIM VI CAP    AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                              APPR, SER I   APPR, SER II     DEV, SER I     DEV, SER II     EQ, SER I
INVESTMENT INCOME
Dividend income                                           $       842   $         --   $           --   $        --   $     532,995
Variable account expenses                                      11,709         60,844           11,013        19,304         480,379
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               (10,867)       (60,844)         (11,013)      (19,304)         52,616
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       326,009        489,803          321,184       395,466       9,356,888
    Cost of investments sold                                  354,269        459,529          263,431       328,100       9,484,900
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (28,260)        30,274           57,753        67,366        (128,012)
Distributions from capital gains                                   --             --               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                 141,021        908,920           61,656       137,130       1,459,204
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                112,761        939,194          119,409       204,496       1,331,192
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   101,894   $    878,350   $      108,396   $   185,192   $   1,383,808
===================================================================================================================================


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             AIM VI      AIM VI FIN      AIM VI INTL       AIM VI     AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 DYN, SER I    SERV, SER I   GRO, SER II(1)   TECH, SER I   TECH, CL B(1)
INVESTMENT INCOME
Dividend income                                           $        --   $     16,302   $            3   $        --   $          --
Variable account expenses                                       8,881         11,105                1        12,228             170
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (8,881)         5,197                2       (12,228)           (170)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                       230,478        449,290                1       345,357              24
    Cost of investments sold                                  192,230        400,321                1       333,609              24
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               38,248         48,969               --        11,748              --
Distributions from capital gains                                   --             --               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                  69,136         (1,673)              33        61,575          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                107,384         47,296               33        73,323          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    98,503   $     52,493   $           35   $    61,095   $      (3,244)
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             AB VPS        AB VPS           AC VP          AC VP          AC VP
                                                           GRO & INC,     INTL VAL,         INTL,          INTL,          ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                    CL B          CL B            CL I           CL II         CL II(1)
INVESTMENT INCOME
Dividend income                                           $   239,172   $     95,146   $       21,557   $    37,079   $          --
Variable account expenses                                     160,355        178,988           16,173        34,492           1,126
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                78,817        (83,842)           5,384         2,587          (1,126)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     2,124,227        498,972          410,942       558,830          14,335
    Cost of investments sold                                1,867,177        419,342          384,443       477,011          14,151
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              257,050         79,630           26,499        81,819             184
Distributions from capital gains                                   --        309,779               --            --              --
Net change in unrealized appreciation or
  depreciation of investments                                 408,631      3,395,740          189,787       398,170         (27,568)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                665,681      3,785,149          216,286       479,989         (27,384)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $   744,498   $  3,701,307   $      221,670   $   482,576   $     (28,510)
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                 AC VP         AC VP      CALVERT VS   COL HI YIELD,   CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       VAL, CL I    VAL, CL II    SOCIAL BAL      VS CL B          GRO
INVESTMENT INCOME
Dividend income                                              $    414,882  $    146,110  $     57,272  $          --  $         --
Variable account expenses                                         577,157       209,859        24,353         20,536         4,806
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (162,275)      (63,749)       32,919        (20,536)       (4,806)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         7,353,158     1,696,537       477,329        238,171        64,274
    Cost of investments sold                                    6,437,868     1,594,733       450,554        236,620        56,176
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  915,290       101,804        26,775          1,551         8,098
Distributions from capital gains                                4,800,315     2,048,569            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (3,757,303)     (983,627)       81,848         79,232        29,408
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,958,302     1,166,746       108,623         80,783        37,506
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  1,796,027  $  1,102,997  $    141,542  $      60,247  $     32,700
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                               EG VA         EG VA        FID VIP       FID VIP
                                                               CS SM CAP    FUNDAMENTAL    INTL EQ,      GRO & INC,    GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          GRO      LG CAP, CL 2      CL 2         SERV CL      SERV CL 2
INVESTMENT INCOME
Dividend income                                              $         --  $     21,958  $     52,351  $      89,080  $    351,381
Variable account expenses                                         354,702        25,686        12,408         54,266       251,288
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (354,702)       (3,728)       39,943         34,814       100,093
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         7,215,176       305,454       198,711        916,326     2,920,542
    Cost of investments sold                                    7,903,048       267,728       191,335        863,429     2,686,941
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (687,872)       37,726         7,376         52,897       233,601
Distributions from capital gains                                       --            --            --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    (239,743)      191,466       255,939        326,155     1,669,140
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (927,615)      229,192       263,315        379,052     1,902,741
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $ (1,282,317) $    225,464  $    303,258  $     413,866  $  2,002,834
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                             ---------------------------------------------------------------------
                                                                FID VIP       FID VIP       FID VIP       FID VIP     FTVIPT FRANK
                                                               MID CAP,      MID CAP,      OVERSEAS,     OVERSEAS,      REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       SERV CL       SERV CL 2     SERV CL       SERV CL 2        CL 2
INVESTMENT INCOME
Dividend income                                              $    165,327  $    668,327  $     12,349  $      63,226  $    440,379
Variable account expenses                                          89,387       400,517        18,366        112,183       274,927
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    75,940       267,810        (6,017)       (48,957)      165,452
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                         1,170,677     2,335,429       419,672      1,962,016     2,611,603
    Cost of investments sold                                      769,210     1,799,136       365,481      1,656,003     1,989,722
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  401,467       536,293        54,191        306,013       621,881
Distributions from capital gains                                       --            --        11,114         63,226     1,894,215
Net change in unrealized appreciation or
  depreciation of investments                                   1,222,316     6,949,286       302,987      2,033,579     1,251,524
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  1,623,783     7,485,579       368,292      2,402,818     3,767,620
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  $  1,699,723  $  7,753,389  $    362,275  $   2,353,861  $  3,933,072
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          FTVIPT FRANK    FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                                             SM CAP          SHARES       DEV MKTS       FOR SEC,       STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VAL, CL 2        SEC, CL 2     SEC, CL 1        CL 2           CAP EQ
INVESTMENT INCOME
Dividend income                                           $    111,964    $    122,837   $    275,519   $     12,588   $      2,468
Variable account expenses                                      129,442         120,354        245,958          8,498          9,413
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (17,478)          2,483         29,561          4,090         (6,945)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,160,802       1,195,725      3,180,191        225,652        389,808
   Cost of investments sold                                    925,423       1,036,788      2,360,146        187,334        303,789
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               235,379         158,937        820,045         38,318         86,019
Distributions from capital gains                                90,567          46,014             --             --         91,387
Net change in unrealized appreciation or
  depreciation of investments                                  897,505       1,202,817      3,779,318         45,775       (126,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,223,451       1,407,768      4,599,363         84,093         51,258
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,205,973    $  1,410,251   $  4,628,924   $     88,183   $     44,313
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                                            STRUCTD         MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    U.S. EQ           VAL            SERV           SERV           SERV
INVESTMENT INCOME
Dividend income                                           $    152,443    $    240,623   $         --   $     83,553   $         --
Variable account expenses                                      116,997         291,271          8,495         66,071         10,603
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 35,446         (50,648)        (8,495)        17,482        (10,603)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         725,915       1,261,021        283,924        958,131        214,984
   Cost of investments sold                                    668,670       1,069,333        315,711        765,300        231,741
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                57,245         191,688        (31,787)       192,831        (16,757)
Distributions from capital gains                                    --       4,036,031           --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,094,192        (356,809)       140,264      1,979,340        153,742
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,151,437       3,870,910        108,477      2,172,171        136,985
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,186,883    $  3,820,262   $     99,982   $  2,189,653   $    126,382
===================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             LAZARD         MFS INV          MFS            MFS            MFS
                                                             RETIRE        GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INTL EQ         SERV CL        SERV CL        SERV CL        SERV CL
INVESTMENT INCOME
Dividend income                                           $     80,880    $     12,128   $         --   $     17,451   $     26,714
Variable account expenses                                       70,309          74,554         66,866         13,336         53,779
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 10,571         (62,426)       (66,866)         4,115        (27,065)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,078,055       1,126,766      1,957,363        196,631        643,033
   Cost of investments sold                                    909,484       1,099,563      1,857,359        197,808        517,605
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               168,571          27,203        100,004         (1,177)       125,428
Distributions from capital gains                               123,163              --             --         37,527             --
Net change in unrealized appreciation or
  depreciation of investments                                  557,176         392,358        229,922          4,983        805,752
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 848,910         419,561        329,926         41,333        931,180
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    859,481    $    357,135   $    263,060   $     45,448   $    904,115
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             OPPEN         OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                                           GLOBAL SEC      ST SM CAP    STRATEGIC BOND    INC VCT,      EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    VA, SERV        VA, SERV       VA, SERV        CL II          CL II
INVESTMENT INCOME
Dividend income                                           $      4,699    $         --   $     50,358   $    143,074   $      3,549
Variable account expenses                                       17,427           5,076         55,793         56,850          6,181
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (12,728)         (5,076)        (5,435)        86,224         (2,632)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          59,254          79,980        331,780        709,023        157,257
   Cost of investments sold                                     57,899          75,111        330,894        604,489        124,915
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 1,355           4,869            886        104,534         32,342
Distributions from capital gains                                    --           2,488             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  432,908          96,368        158,088        114,635         19,313
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 434,263         103,725        158,974        219,169         51,655
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    421,535    $     98,649   $    153,539   $    305,393   $     49,023
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                          PUT VT HEALTH      PUT VT      PUT VT INTL       PUT VT         PUT VT
                                                           SCIENCES,        INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                     CL IB           CL IB          CL IB          CL IA          CL IB
INVESTMENT INCOME
Dividend income                                           $      1,799    $    101,013   $     12,897   $     86,475   $         --
Variable account expenses                                       27,825          60,187         16,417        285,785         25,986
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (26,026)         40,826         (3,520)      (199,310)       (25,986)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         736,308       1,537,273        294,617      6,182,211        740,409
   Cost of investments sold                                    647,353       1,200,349        252,362      8,991,659        758,285
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                88,955         336,924         42,255     (2,809,448)       (17,876)
Distributions from capital gains                                    --              --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  301,631         393,131        274,469      4,819,544        371,907
Net gain (loss) on investments                                 390,586         730,055        316,724      2,010,096        354,031
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    364,560    $    770,881   $    313,204   $  1,810,786   $    328,045
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      BAL          CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
INVESTMENT INCOME
Dividend income                                           $    736,667    $    753,967   $     35,693   $  2,168,370   $    644,133
Variable account expenses                                      340,740         273,225          8,945        580,808        351,741
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                395,927         480,742         26,748      1,587,562        292,392
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       5,908,049      32,469,747        108,849      7,077,117      1,982,123
   Cost of investments sold                                  6,593,888      32,470,353        109,750      7,117,419      1,672,647
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments              (685,839)           (606)          (901)       (40,302)       309,476
Distributions from capital gains                               826,329              --          3,595             --      1,918,594
Net change in unrealized appreciation or
  depreciation of investments                                  196,437             648        (22,683)      (915,921)     2,770,255
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 336,927              42        (19,989)      (956,223)     4,998,325
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    732,854    $    480,784   $      6,759   $    631,339   $  5,290,717
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
19 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                                             RVS VP         RVS VP                        RVS VP
                                                             RVS VP          GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    EMER MKTS         BOND         PROT SEC          GRO           BOND
INVESTMENT INCOME
Dividend income                                           $     10,261    $    997,828   $    329,093   $     32,677   $  3,951,898
Variable account expenses                                       43,401         255,895         38,009         69,994        609,488
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (33,140)        741,933        291,084        (37,317)     3,342,410
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         249,228       3,019,840        635,063        593,836     10,130,695
   Cost of investments sold                                    214,901       2,941,960        638,772        587,240     10,842,078
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                34,327          77,880         (3,709)         6,596       (711,383)
Distributions from capital gains                               437,148         125,957         18,514             --             --
Net change in unrealized appreciation or
  depreciation of investments                                1,405,719      (2,472,300)      (153,918)       656,984       (843,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                               1,877,194      (2,268,463)      (139,113)       663,580     (1,554,593)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $  1,844,054    $ (1,526,530)  $    151,971   $    626,263   $  1,787,817
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                             RVS VP          RVS VP         RVS VP         RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                    INC OPP         INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
INVESTMENT INCOME
Dividend income                                           $     68,516    $    291,936   $    206,041   $      2,041   $         --
Variable account expenses                                        9,837         235,811        189,917          1,039         31,086
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 58,679          56,125         16,124          1,002        (31,086)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         176,826       3,052,260      3,085,279         55,161      1,026,522
   Cost of investments sold                                    177,280       3,676,736      3,576,713         54,833        900,077
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (454)       (624,476)      (491,434)           328        126,445
Distributions from capital gains                                13,595              --             --          3,963        195,158
Net change in unrealized appreciation or
  depreciation of investments                                  (21,951)      3,171,954      1,492,481          1,087         17,457
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (8,810)      2,547,478      1,001,047          5,378        339,060
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     49,869    $  2,603,603   $  1,017,171   $      6,380   $    307,974
===================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          -------------------------------------------------------------------------
                                                              RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                MID CAP VAL(2)    NEW DIM        S&P 500       SELECT VAL   SHORT DURATION
INVESTMENT INCOME
Dividend income                                           $      2,934    $    452,780   $    234,907   $      2,166   $    763,984
Variable account expenses                                        2,219         870,749        148,243          3,217        227,839
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    715        (417,969)        86,664         (1,051)       536,145
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                          22,705      29,521,557      3,771,334         70,558      7,280,446
   Cost of investments sold                                     22,275      31,231,785      3,402,327         70,571      7,437,220
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   430      (1,710,228)       369,007            (13)      (156,774)
Distributions from capital gains                                 2,026              --         42,465          8,715             --
Net change in unrealized appreciation or
  depreciation of investments                                   40,969       1,515,188        106,055         (2,491)      (198,531)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  43,425        (195,040)       517,527          6,211       (355,305)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $     44,140    $   (613,009)  $    604,191   $      5,160   $    180,840
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS


                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                             RVS VP         RVS VP        RVS VP        ROYCE       LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 SM CAP ADV     SM CAP VAL   STRATEGY AGGR  MICRO-CAP    CAP GRO, CL II(1)
INVESTMENT INCOME
Dividend income                                           $         --   $     36,339  $      7,210  $     17,636  $             --
Variable account expenses                                       70,228        144,358       108,828        28,342                 1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                (70,228)      (108,019)     (101,618)      (10,706)               (1)
====================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                       1,609,652      1,642,591     3,389,645       723,764                --
   Cost of investments sold                                  1,403,825      1,423,176     5,517,469       571,893                --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               205,827        219,415    (2,127,824)      151,871                --
Distributions from capital gains                             1,049,062      1,437,424            --        53,285                23
Net change in unrealized appreciation or
  depreciation of investments                                 (868,791)      (588,374)    2,846,653       144,239               (10)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 386,098      1,068,465       718,829       349,395                13
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    315,870   $    960,446  $    617,211  $    338,689  $             12
====================================================================================================================================



                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          --------------------------------------------------------------------------
                                                                          VANK LIT
                                                           THIRD AVE      COMSTOCK,    WANGER INTL   WANGER U.S.       WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                      VAL           CL II         SM CAP        SM CO         ASSET ALLOC
INVESTMENT INCOME
Dividend income                                           $     86,871   $     14,721  $    171,182  $         --   $       123,014
Variable account expenses                                       56,561         64,993       176,262       362,201            51,824
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 30,310        (50,272)       (5,080)     (362,201)           71,190
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                         814,670        397,393       975,815     1,521,044           838,094
   Cost of investments sold                                    569,040        397,021       743,737     1,201,640           785,814
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               245,630            372       232,078       319,404            52,280
Distributions from capital gains                               141,490         50,973            --            --           131,637
Net change in unrealized appreciation or
  depreciation of investments                                  444,319        690,342     3,869,247     4,430,814           (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 831,439        741,687     4,101,325     4,750,218           171,429
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               $    861,749   $    691,415  $  4,096,245  $  4,388,017   $       242,619
===================================================================================================================================



                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                       ---------------------------------------------
                                                                                         WF ADV VT     WF ADV VT    WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                                                 INTL CORE        OPP          CAP GRO
INVESTMENT INCOME
Dividend income                                                                        $     37,811  $         --  $             --
Variable account expenses                                                                    16,628        31,058            27,077
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              21,183       (31,058)          (27,077)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                      546,026       905,932           547,938
   Cost of investments sold                                                                 469,417       726,823           465,100
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                             76,609       179,109            82,838
Distributions from capital gains                                                             52,158            --                --
Net change in unrealized appreciation or
  depreciation of investments                                                                18,212        99,800            95,015
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                              146,979       278,909           177,853
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                            $    168,162  $    247,851  $        150,776
===================================================================================================================================


(1) For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.
(2) For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CORE
YEAR ENDED DECEMBER 31, 2005                            APPR, SER I    APPR, SER II     DEV, SER I     DEV, SER II       EQ, SER I
OPERATIONS
Investment income (loss) net                           $    (10,867)   $    (60,844)   $    (11,013)   $    (19,304)   $     52,616
Net realized gain (loss) on sales of investments            (28,260)         30,274          57,753          67,366        (128,012)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               141,021         908,920          61,656         137,130       1,459,204
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 101,894         878,350         108,396         185,192       1,383,808
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   49,310       8,758,725          39,205         320,935         817,880
Net transfers(1)                                           (142,203)        849,098        (148,843)         94,459      (3,289,377)
Transfers for policy loans                                      237             136            (597)         (2,655)         47,691
Adjustments to net assets allocated to contracts
  in payout period                                               --            (530)             --              --         (12,711)
Contract charges                                               (746)         (1,765)           (608)         (1,140)        (21,305)
Contract terminations:
    Surrender benefits                                      (62,977)       (147,972)        (68,754)       (109,254)     (5,824,401)
    Death benefits                                           (7,281)         (2,359)             --         (13,386)       (276,713)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (163,660)      9,455,333        (179,597)        288,959      (8,558,936)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,431,644       3,328,401       1,355,076       2,043,735      42,296,260
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,369,878    $ 13,662,084    $  1,283,875    $  2,517,886    $ 35,121,132
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,380,908       3,287,767       1,314,669       1,713,314      27,582,556
Contract purchase payments                                   80,209       8,381,969          37,844         264,761         535,339
Net transfers(1)                                           (236,704)        815,727        (141,464)         67,625      (2,145,053)
Transfers for policy loans                                      394             136            (497)         (2,443)         31,452
Contract charges                                             (1,235)         (1,756)           (579)           (926)        (13,953)
Contract terminations:
    Surrender benefits                                     (101,386)       (144,304)        (64,838)        (94,833)     (3,779,062)
    Death benefits                                          (11,084)         (2,350)             --          (9,420)       (199,981)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,111,102      12,337,189       1,145,135       1,938,078      22,011,298
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AIM VI        AIM VI FIN      AIM VI INTL       AIM VI       AB VPS GLOBAL
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)              DYN, SER I     SERV, SER I    GRO, SER II(2)    TECH, SER I    TECH, CL B(2)
OPERATIONS
Investment income (loss) -- net                        $     (8,881)   $      5,197    $          2    $    (12,228)   $       (170)
Net realized gain (loss) on sales of investments             38,248          48,969              --          11,748              --
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                69,136          (1,673)             33          61,575          (3,074)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  98,503          52,493              35          61,095          (3,244)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   32,811         177,624             475       1,306,077         277,877
Net transfers(1)                                             (8,751)       (307,112)             --         (21,746)         12,626
Transfers for policy loans                                     (709)         (1,895)             --          (1,784)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --              --
Contract charges                                               (416)           (664)             --            (667)             --
Contract terminations:
    Surrender benefits                                       (9,182)        (58,927)             --         (87,079)           (364)
    Death benefits                                               --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               13,753        (190,974)            475       1,194,801         290,139
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             994,385       1,409,051              --       1,110,531              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,106,641    $  1,270,570    $        510    $  2,366,427    $    286,895
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      990,836       1,238,236              --       1,504,587              --
Contract purchase payments                                   32,081         155,002              --       1,689,440         258,757
Net transfers(1)                                             (9,131)       (276,294)             --         (67,593)         11,736
Transfers for policy loans                                     (672)         (1,676)             --          (2,567)             --
Contract charges                                               (396)           (606)             --            (951)             --
Contract terminations:
    Surrender benefits                                       (8,325)        (53,804)             --        (126,215)             --
    Death benefits                                               --              --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,004,393       1,060,858              --       2,996,701         270,493
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23  -  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AB VPS          AB VPS          AC VP           AC VP           AC VP
                                                        GRO & INC,      INTL VAL,         INTL,           INTL,           ULTRA,
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)                 CL B            CL B            CL I           CL II          CL II(2)
OPERATIONS
Investment income (loss) -- net                        $     78,817    $    (83,842)   $      5,384    $      2,587    $     (1,126)
Net realized gain (loss) on sales of investments            257,050          79,630          26,499          81,819             184
Distributions from capital gains                                 --         309,779              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               408,631       3,395,740         189,787         398,170         (27,568)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 744,498       3,701,307         221,670         482,576         (28,510)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,012,530      10,677,663          47,455         621,429       1,632,279
Net transfers(1)                                            122,671       5,203,888        (143,060)        120,139         213,137
Transfers for policy loans                                  (11,900)        (16,062)           (281)            397              --
Adjustments to net assets allocated to contracts
  in payout period                                               --            (527)             --              --              --
Contract charges                                             (8,891)         (7,299)           (613)         (1,706)             --
Contract terminations:
    Surrender benefits                                     (363,650)       (468,914)        (62,984)       (125,145)           (631)
    Death benefits                                         (180,098)        (70,410)        (29,118)         (6,679)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,570,662      15,318,339        (188,601)        608,435       1,844,785
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          16,841,506      12,765,429       1,882,345       3,510,027              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 21,156,666    $ 31,785,075    $  1,915,414    $  4,601,038    $  1,816,275
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   15,331,775       7,741,223       2,554,189       3,288,533              --
Contract purchase payments                                3,590,487       6,210,403          63,581         571,466       1,550,293
Net transfers(1)                                            121,933       3,087,281        (180,206)         94,846         204,029
Transfers for policy loans                                  (10,608)         (9,190)           (409)            400              --
Contract charges                                             (7,949)         (4,177)           (813)         (1,516)             --
Contract terminations:
    Surrender benefits                                     (322,961)       (268,295)        (81,938)       (113,500)           (403)
    Death benefits                                         (157,778)        (40,168)        (39,319)         (6,427)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         18,544,899      16,717,077       2,315,085       3,833,802       1,753,919
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
24 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AC VP           AC VP         CALVERT VS     COL HI YIELD,    CS MID-CAP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL, CL I       VAL, CL II      SOCIAL BAL       VS CL B           GRO
OPERATIONS
Investment income (loss) -- net                        $   (162,275)   $    (63,749)   $     32,919    $    (20,536)   $     (4,806)
Net realized gain (loss) on sales of investments            915,290         101,804          26,775           1,551           8,098
Distributions from capital gains                          4,800,315       2,048,569              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (3,757,303)       (983,627)         81,848          79,232          29,408
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,796,027       1,102,997         141,542          60,247          32,700
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  948,047       5,840,644         813,795       4,219,798          13,939
Net transfers(1)                                          6,402,666       4,311,111         226,184         596,066         (28,728)
Transfers for policy loans                                   27,908            (430)         (8,470)           (284)              1
Adjustments to net assets allocated to contracts
  in payout period                                          (17,287)         (1,314)             --              --              --
Contract charges                                            (17,897)         (9,873)         (1,935)            (72)           (328)
Contract terminations:
    Surrender benefits                                   (8,339,421)       (711,864)        (63,083)        (17,616)        (15,363)
    Death benefits                                         (320,284)        (80,016)             --         (22,011)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (1,316,268)      9,348,258         966,491       4,775,881         (30,479)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          46,817,592      18,477,465       2,108,803         132,616         565,108
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 47,297,351    $ 28,928,720    $  3,216,836    $  4,968,744    $    567,329
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   22,371,670      14,073,833       2,147,312         128,677         714,052
Contract purchase payments                                  466,481       4,417,139         832,235       4,207,922          17,434
Net transfers(1)                                          2,998,911       3,263,188         254,492         597,116         (35,687)
Transfers for policy loans                                   12,977            (333)         (8,937)           (285)              1
Contract charges                                             (8,534)         (7,428)         (1,897)            (71)           (412)
Contract terminations:
    Surrender benefits                                   (3,835,724)       (541,783)        (65,427)        (14,521)        (19,343)
    Death benefits                                         (163,290)        (60,744)             --         (21,812)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,842,491      21,143,872       3,157,778       4,897,026         676,045
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
25  -  IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          EG VA           EG VA          FID VIP         FID VIP
                                                        CS SM CAP      FUNDAMENTAL       INTL EQ,       GRO & INC,      GRO & INC,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   GRO         LG CAP, CL 2        CL 2          SERV CL        SERV CL 2
OPERATIONS
Investment income (loss) -- net                        $   (354,702)   $     (3,728)   $     39,943    $     34,814    $    100,093
Net realized gain (loss) on sales of investments           (687,872)         37,726           7,376          52,897         233,601
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (239,743)        191,466         255,939         326,155       1,669,140
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (1,282,317)        225,464         303,258         413,866       2,002,834
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  645,710         124,569       2,051,625         169,864       4,564,888
Net transfers(1)                                         (1,561,183)        300,503         512,642          (7,129)        337,016
Transfers for policy loans                                   27,723           1,618              --          (4,858)         (4,351)
Adjustments to net assets allocated to contracts
  in payout period                                           (9,289)             --              --            (728)         (7,547)
Contract charges                                            (11,896)         (1,611)            (98)         (2,302)        (13,731)
Contract terminations:
    Surrender benefits                                   (5,520,094)       (120,866)        (14,349)       (272,357)       (781,911)
    Death benefits                                         (166,028)         (2,190)             --         (62,667)       (145,735)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (6,595,057)        302,023       2,549,820        (180,177)      3,948,629
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          32,648,831       2,613,750          91,919       6,459,292      25,969,190
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 24,771,457    $  3,141,237    $  2,944,997    $  6,692,981    $ 31,920,653
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   25,658,455       2,642,221          86,900       7,074,687      24,003,731
Contract purchase payments                                  529,229         121,395       1,881,811         186,103       4,172,578
Net transfers(1)                                         (1,290,620)        325,595         478,896          (9,742)        260,977
Transfers for policy loans                                   23,063           1,604              --          (5,247)         (5,369)
Contract charges                                             (9,725)         (1,548)            (83)         (2,535)        (12,553)
Contract terminations:
    Surrender benefits                                   (4,503,362)       (116,630)        (12,888)       (299,970)       (716,615)
    Death benefits                                         (153,248)         (2,281)             --         (67,676)       (136,408)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         20,253,792       2,970,356       2,434,636       6,875,620      27,566,341
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
26 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                         FID VIP         FID VIP         FID VIP         FID VIP       FTVIPT FRANK
                                                         MID CAP,        MID CAP,       OVERSEAS,       OVERSEAS,       REAL EST,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 SERV CL        SERV CL 2        SERV CL        SERV CL 2          CL 2
OPERATIONS
Investment income (loss) -- net                        $     75,940    $    267,810    $     (6,017)   $    (48,957)   $    165,452
Net realized gain (loss) on sales of investments            401,467         536,293          54,191         306,013         621,881
Distributions from capital gains                                 --              --          11,114          63,226       1,894,215
Net change in unrealized appreciation or
  depreciation of investments                             1,222,316       6,949,286         302,987       2,033,579       1,251,524
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,699,723       7,753,389         362,275       2,353,861       3,933,072
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  319,092      12,161,407          75,875       1,444,229       6,995,902
Net transfers(1)                                             61,985       1,970,710        (109,378)        208,640         120,548
Transfers for policy loans                                    2,301         (34,828)            552          (2,890)         (4,656)
Adjustments to net assets allocated to contracts
  in payout period                                           (1,431)         (1,367)             --            (289)         (2,954)
Contract charges                                             (3,902)        (22,125)           (705)         (4,827)        (13,026)
Contract terminations:
    Surrender benefits                                     (212,785)     (1,286,950)        (89,464)       (353,382)       (941,088)
    Death benefits                                         (103,613)       (251,170)        (38,098)        (38,140)       (290,897)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               61,647      12,535,677        (161,218)      1,253,341       5,863,829
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           9,887,063      37,670,404       2,176,385      12,019,118      27,833,268
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 11,648,433    $ 57,959,470    $  2,377,442    $ 15,626,320    $ 37,630,169
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,800,362      23,733,901       2,411,196       9,927,134      14,215,460
Contract purchase payments                                  210,606       7,188,635          82,103       1,144,151       3,448,475
Net transfers(1)                                             31,398       1,208,656        (119,601)        165,319          33,257
Transfers for policy loans                                    1,583         (21,145)            583          (2,208)         (2,074)
Contract charges                                             (2,581)        (13,061)           (762)         (3,851)         (6,451)
Contract terminations:
    Surrender benefits                                     (139,696)       (766,824)       (100,699)       (286,617)       (460,324)
    Death benefits                                          (64,956)       (147,971)        (39,710)        (26,423)       (137,366)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          6,836,716      31,182,191       2,233,110      10,917,505      17,090,977
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
27 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       FTVIPT FRANK    FTVIPT MUTUAL   FTVIPT TEMP     FTVIPT TEMP       GS VIT
                                                          SM CAP          SHARES         DEV MKTS        FOR SEC,      STRUCTD SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                VAL, CL 2       SEC, CL 2       SEC, CL 1          CL 2          CAP EQ
OPERATIONS
Investment income (loss) -- net                        $    (17,478)   $      2,483    $     29,561    $      4,090    $     (6,945)
Net realized gain (loss) on sales of investments            235,379         158,937         820,045          38,318          86,019
Distributions from capital gains                             90,567          46,014              --              --          91,387
Net change in unrealized appreciation or
  depreciation of investments                               897,505       1,202,817       3,779,318          45,775        (126,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,205,973       1,410,251       4,628,924          88,183          44,313
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,938,486       3,551,593         415,082          18,692          13,563
Net transfers(1)                                          1,574,921       2,332,204       2,301,530          41,046        (304,466)
Transfers for policy loans                                   (1,399)         (9,093)         17,387              --              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --          (6,074)             --              --
Contract charges                                             (5,653)         (6,496)         (8,651)           (157)           (395)
Contract terminations:
    Surrender benefits                                     (389,894)       (444,854)     (3,875,561)        (62,971)         (8,594)
    Death benefits                                          (92,412)        (40,718)        (55,078)             --         (43,357)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            5,024,049       5,382,636      (1,211,365)         (3,390)       (343,249)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          12,234,170      10,601,158      18,343,996         964,191       1,341,044
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 18,464,192    $ 17,394,045    $ 21,761,555    $  1,048,984    $  1,042,108
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,960,800       8,738,253      19,516,474         745,606         956,069
Contract purchase payments                                2,217,926       2,881,699         412,383          14,381           9,673
Net transfers(1)                                            873,559       1,964,155       2,253,786          31,787        (222,048)
Transfers for policy loans                                     (761)         (7,578)         17,055              --              --
Contract charges                                             (3,162)         (5,173)         (8,506)           (119)           (286)
Contract terminations:
    Surrender benefits                                     (216,617)       (354,431)     (3,768,180)        (48,919)         (6,249)
    Death benefits                                          (52,447)        (33,030)        (72,889)             --         (30,330)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,779,298      13,183,895      18,350,123         742,736         706,829
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
28 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          GS VIT          GS VIT       JANUS ASPEN     JANUS ASPEN     JANUS ASPEN
                                                         STRUCTD         MID CAP       GLOBAL TECH,     INTL GRO,      MID CAP GRO,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 U.S. EQ           VAL             SERV            SERV            SERV
OPERATIONS
Investment income (loss) -- net                        $     35,446    $    (50,648)   $     (8,495)   $     17,482    $    (10,603)
Net realized gain (loss) on sales of investments             57,245         191,688         (31,787)        192,831         (16,757)
Distributions from capital gains                                 --       4,036,031              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,094,192        (356,809)        140,264       1,979,340         153,742
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,186,883       3,820,262          99,982       2,189,653         126,382
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                9,166,350      12,300,662          87,018         272,874          55,582
Net transfers(1)                                          1,999,702       4,781,730         (98,682)            334        (139,187)
Transfers for policy loans                                      394          (8,248)           (127)         (1,863)         (5,156)
Adjustments to net assets allocated to contracts
  in payout period                                             (659)         (2,527)             --              --            (705)
Contract charges                                             (4,256)        (13,854)           (514)         (3,311)           (838)
Contract terminations:
    Surrender benefits                                     (351,013)       (923,264)        (42,653)       (231,349)        (38,888)
    Death benefits                                          (36,211)       (111,255)        (14,012)        (47,768)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           10,774,307      16,023,244         (68,970)        (11,083)       (129,192)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           9,003,322      24,743,922       1,029,733       7,201,691       1,269,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 20,964,512    $ 44,587,428    $  1,060,745    $  9,380,261    $  1,266,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,790,323      13,605,682       2,658,046       9,168,818       2,703,296
Contract purchase payments                                9,516,901       6,508,615         239,061         323,486         117,141
Net transfers(1)                                          2,141,473       2,554,719        (307,574)        (47,082)       (301,132)
Transfers for policy loans                                      443          (4,304)           (188)         (1,868)        (10,121)
Contract charges                                             (4,580)         (7,323)         (1,314)         (3,827)         (1,769)
Contract terminations:
    Surrender benefits                                     (385,640)       (479,234)       (111,174)       (271,129)        (79,295)
    Death benefits                                          (40,641)        (57,652)        (34,035)        (53,192)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         21,018,279      22,120,503       2,442,822       9,115,206       2,428,120
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
29 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          LAZARD         MFS INV           MFS             MFS             MFS
                                                          RETIRE        GRO STOCK,       NEW DIS,      TOTAL RETURN,    UTILITIES,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INTL EQ         SERV CL         SERV CL         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                        $     10,571    $    (62,426)   $    (66,866)   $      4,115    $    (27,065)
Net realized gain (loss) on sales of investments            168,571          27,203         100,004          (1,177)        125,428
Distributions from capital gains                            123,163              --              --          37,527              --
Net change in unrealized appreciation or
  depreciation of investments                               557,176         392,358         229,922           4,983         805,752
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 859,481         357,135         263,060          45,448         904,115
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,329,048       1,571,398         705,744       1,968,122       2,076,452
Net transfers(1)                                          1,031,367         361,274      (1,499,059)        838,990       1,909,340
Transfers for policy loans                                   (1,742)           (906)         (1,547)             --             346
Adjustments to net assets allocated to contracts
  in payout period                                           (2,424)             --              --              --              --
Contract charges                                             (2,867)         (3,757)         (3,440)            (61)         (2,483)
Contract terminations:
    Surrender benefits                                     (156,557)       (318,066)       (253,496)        (11,855)       (145,213)
    Death benefits                                          (33,964)         (8,684)        (34,004)         (8,501)         (4,049)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,162,861       1,601,259      (1,085,802)      2,786,695       3,834,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,716,298       7,876,942       8,576,741         135,174       3,691,082
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  9,738,640    $  9,835,336    $  7,753,999    $  2,967,317    $  8,429,590
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,717,637      12,506,059      10,441,412         131,646       2,992,552
Contract purchase payments                                1,246,937       2,373,022         780,547       1,918,658       1,536,344
Net transfers(1)                                            956,605         550,564      (1,873,406)        817,538       1,422,085
Transfers for policy loans                                   (1,763)           (729)         (1,686)             --             256
Contract charges                                             (2,731)         (5,851)         (4,211)            (58)         (1,764)
Contract terminations:
    Surrender benefits                                     (153,622)       (516,711)       (314,512)        (11,253)       (111,827)
    Death benefits                                          (35,681)        (13,809)        (41,800)         (8,118)         (2,973)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          8,727,382      14,892,545       8,986,344       2,848,413       5,834,673
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
30 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          OPPEN         OPPEN MAIN        OPPEN         PIONEER EQ       PIONEER
                                                        GLOBAL SEC      ST SM CAP      STRATEGIC BOND    INC VCT,      EUROPE VCT,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 VA, SERV        VA, SERV        VA, SERV         CL II           CL II
OPERATIONS
Investment income (loss) -- net                        $    (12,728)   $     (5,076)   $     (5,435)   $     86,224    $     (2,632)
Net realized gain (loss) on sales of investments              1,355           4,869             886         104,534          32,342
Distributions from capital gains                                 --           2,488              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               432,908          96,368         158,088         114,635          19,313
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 421,535          98,649         153,539         305,393          49,023
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,941,175         905,201      13,611,553         189,717          36,735
Net transfers(1)                                          1,288,386         287,426       4,896,264         856,977         (51,829)
Transfers for policy loans                                      216              --         (13,258)         (2,540)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --          (1,345)             --
Contract charges                                                (76)            (45)           (313)         (3,430)           (218)
Contract terminations:
    Surrender benefits                                      (27,469)        (10,480)        (58,258)       (230,473)        (55,721)
    Death benefits                                               --              --         (11,181)        (14,992)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            4,202,232       1,182,102      18,424,807         793,914         (71,033)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              82,857          38,529         266,733       6,141,567         711,454
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  4,706,624    $  1,319,280    $ 18,845,079    $  7,240,874    $    689,444
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       76,884          36,536         260,779       5,262,955         581,166
Contract purchase payments                                2,676,857         863,447      13,217,965         157,053          30,269
Net transfers(1)                                          1,158,065         269,367       4,753,507         711,308         (40,187)
Transfers for policy loans                                      184              --         (12,894)         (2,118)             --
Contract charges                                                (66)            (40)           (304)         (2,861)           (173)
Contract terminations:
    Surrender benefits                                      (23,671)         (9,502)        (56,186)       (196,210)        (45,097)
    Death benefits                                               --              --         (10,824)        (13,221)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,888,253       1,159,808      18,152,043       5,916,906         525,978
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
31 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                       PUT VT HEALTH      PUT VT       PUT VT INTL        PUT VT          PUT VT
                                                        SCIENCES,        INTL EQ,        NEW OPP,        NEW OPP,         VISTA,
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                  CL IB           CL IB           CL IB           CL IA           CL IB
OPERATIONS
Investment income (loss) -- net                        $    (26,026)   $     40,826    $     (3,520)   $   (199,310)   $    (25,986)
Net realized gain (loss) on sales of investments             88,955         336,924          42,255      (2,809,448)        (17,876)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               301,631         393,131         274,469       4,819,544         371,907
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 364,560         770,881         313,204       1,810,786         328,045
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  802,908         527,536          52,191         637,997         243,412
Net transfers(1)                                             (3,913)       (753,450)       (190,922)     (2,434,382)       (445,786)
Transfers for policy loans                                   (1,850)         (6,386)           (712)         51,989         (12,628)
Adjustments to net assets allocated to contracts
  in payout period                                               --            (398)             --          (3,664)             --
Contract charges                                             (1,797)         (3,510)           (821)        (17,020)         (1,983)
Contract terminations:
    Surrender benefits                                     (153,585)       (221,927)        (37,583)     (3,765,909)        (98,229)
    Death benefits                                          (14,129)        (54,367)         (7,207)       (123,449)        (15,848)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              627,634        (512,502)       (185,054)     (5,654,438)       (331,062)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,995,116       7,116,108       1,913,622      25,735,198       3,113,648
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,987,310    $  7,374,487    $  2,041,772    $ 21,891,546    $  3,110,631
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,951,834       6,069,324       2,622,555      22,121,604       5,546,479
Contract purchase payments                                  728,304         443,207          67,321         546,043         412,566
Net transfers(1)                                            (15,425)       (634,396)       (245,179)     (2,125,810)       (769,721)
Transfers for policy loans                                   (1,916)         (5,221)           (798)         44,758         (23,321)
Contract charges                                             (1,654)         (2,905)         (1,064)        (14,544)         (3,473)
Contract terminations:
    Surrender benefits                                     (147,040)       (180,271)        (49,224)     (3,180,843)       (172,948)
    Death benefits                                          (13,000)        (44,474)         (9,203)       (121,410)        (27,270)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,501,103       5,645,264       2,384,408      17,269,798       4,962,312
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
32 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   BAL          CASH MGMT       CORE BOND        DIV BOND       DIV EQ INC
OPERATIONS
Investment income (loss) -- net                        $    395,927    $    480,742    $     26,748    $  1,587,562    $    292,392
Net realized gain (loss) on sales of investments           (685,839)           (606)           (901)        (40,302)        309,476
Distributions from capital gains                            826,329              --           3,595              --       1,918,594
Net change in unrealized appreciation or
  depreciation of investments                               196,437             648         (22,683)       (915,921)      2,770,255
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 732,854         480,784           6,759         631,339       5,290,717
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,135,414      32,982,428       1,153,813      16,970,581      11,970,410
Net transfers(1)                                             39,191     (32,444,656)        607,707       5,240,684       8,775,156
Transfers for policy loans                                   51,970         (18,550)           (894)         24,848         (19,476)
Adjustments to net assets allocated to contracts
  in payout period                                          (28,638)         (1,426)             --         (17,960)         (1,947)
Contract charges                                            (15,483)        (11,513)            (83)        (19,334)        (19,174)
Contract terminations:
    Surrender benefits                                   (4,221,533)     (4,088,370)        (14,069)     (4,443,311)       (812,796)
    Death benefits                                         (292,355)     (1,000,373)             --        (460,186)       (244,636)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (3,331,434)     (4,582,460)      1,746,474      17,295,322      19,647,537
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          29,782,530      30,914,826          48,780      51,940,861      29,282,650
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 27,183,950    $ 26,813,150    $  1,802,013    $ 69,867,522    $ 54,220,904
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   21,170,334      29,075,600          43,535      40,898,664      21,330,083
Contract purchase payments                                  965,198      31,761,729       1,143,785      14,042,273       8,248,918
Net transfers(1)                                            (91,896)    (31,161,422)        599,743       4,179,218       6,275,999
Transfers for policy loans                                   34,656         (18,855)           (896)         18,154         (13,953)
Contract charges                                            (11,015)        (10,801)            (82)        (15,435)        (13,203)
Contract terminations:
    Surrender benefits                                   (2,824,082)     (3,687,589)         (9,973)     (3,353,559)       (572,893)
    Death benefits                                         (207,118)       (960,698)             --        (366,753)       (177,863)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         19,036,077      24,997,964       1,776,112      55,402,562      35,077,088
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
33 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          RVS VP          RVS VP                          RVS VP
                                                          RVS VP          GLOBAL     GLOBAL INFLATION     RVS VP         HI YIELD
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                EMER MKTS          BOND          PROT SEC           GRO            BOND
OPERATIONS
Investment income (loss) -- net                        $    (33,140)   $    741,933    $    291,084    $    (37,317)   $  3,342,410
Net realized gain (loss) on sales of investments             34,327          77,880          (3,709)          6,596        (711,383)
Distributions from capital gains                            437,148         125,957          18,514              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,405,719      (2,472,300)       (153,918)        656,984        (843,210)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,844,054      (1,526,530)        151,971         626,263       1,787,817
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,855,035       7,146,871      10,927,485       5,022,879       6,385,655
Net transfers(1)                                          1,862,793       3,486,398       1,659,954       2,745,717      (2,095,090)
Transfers for policy loans                                   (1,825)          5,950          (2,148)         (4,804)          1,912
Adjustments to net assets allocated to contracts
  in payout period                                               --          (3,285)             --              --         (11,629)
Contract charges                                             (1,269)         (7,345)           (115)         (4,638)        (19,476)
Contract terminations:
    Surrender benefits                                      (72,112)     (1,913,318)        (36,746)       (270,005)     (4,973,485)
    Death benefits                                          (23,739)       (144,140)             --              --        (652,591)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,618,883       8,571,131      12,548,430       7,489,149      (1,364,704)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,175,031      22,117,194         325,839       6,041,185      61,013,688
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 10,637,968    $ 29,161,795    $ 13,026,240    $ 14,156,597    $ 61,436,801
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,516,647      15,155,782         315,744      10,913,968      47,682,714
Contract purchase payments                                2,946,351       5,238,230      10,677,227       8,358,264       5,002,328
Net transfers(1)                                          1,150,349       2,462,559       1,619,976       4,799,071      (1,632,580)
Transfers for policy loans                                     (900)          4,150          (2,098)        (10,308)          1,207
Contract charges                                               (787)         (5,287)           (113)         (8,127)        (15,064)
Contract terminations:
    Surrender benefits                                      (44,724)     (1,346,020)        (31,936)       (466,339)     (3,796,720)
    Death benefits                                          (15,041)       (101,420)             --              --        (507,634)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,551,895      21,407,994      12,578,800      23,586,529      46,734,251
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
34 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                 INC OPP         INTL OPP       LG CAP EQ       LG CAP VAL     MID CAP GRO
OPERATIONS
Investment income (loss) -- net                        $     58,679    $     56,125    $     16,124    $      1,002    $    (31,086)
Net realized gain (loss) on sales of investments               (454)       (624,476)       (491,434)            328         126,445
Distributions from capital gains                             13,595              --              --           3,963         195,158
Net change in unrealized appreciation or
  depreciation of investments                               (21,951)      3,171,954       1,492,481           1,087          17,457
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  49,869       2,603,603       1,017,171           6,380         307,974
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                3,058,492       1,487,246      11,539,099         182,556         345,802
Net transfers(1)                                            618,673       3,988,323       1,645,607           2,015        (350,364)
Transfers for policy loans                                       --          13,102           6,989              --             656
Adjustments to net assets allocated to contracts
  in payout period                                               --          (7,412)        (11,569)             --          (2,331)
Contract charges                                                (61)         (7,773)         (7,637)             (9)         (2,279)
Contract terminations:
    Surrender benefits                                       (9,723)     (2,953,701)     (2,087,402)        (12,307)       (119,489)
    Death benefits                                               --        (121,755)       (103,846)             --          (3,876)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,667,381       2,398,030      10,981,241         172,255        (131,881)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              12,812      18,092,371      13,946,451           2,801       3,689,342
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  3,730,062    $ 23,094,004    $ 25,944,863    $    181,436    $  3,865,435
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        7,725      17,934,471      12,838,127           2,463       3,217,660
Contract purchase payments                                3,004,901       1,691,449      13,850,083         176,936         300,915
Net transfers(1)                                            610,041       4,052,191       1,448,021           1,732        (325,277)
Transfers for policy loans                                       --           9,888           5,896              --             567
Contract charges                                                (60)         (7,644)         (6,968)             (9)         (1,934)
Contract terminations:
    Surrender benefits                                       (5,511)     (2,784,141)     (1,712,887)        (11,481)       (105,827)
    Death benefits                                               --        (116,889)        (91,736)             --          (3,633)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,617,096      20,779,325      26,330,536         169,641       3,082,471
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
35 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)             MID CAP VAL(3)    NEW DIM         S&P 500        SELECT VAL    SHORT DURATION
OPERATIONS
Investment income (loss) -- net                        $        715    $   (417,969)   $     86,664    $     (1,051)  $     536,145
Net realized gain (loss) on sales of investments                430      (1,710,228)        369,007             (13)       (156,774)
Distributions from capital gains                              2,026              --          42,465           8,715              --
Net change in unrealized appreciation or
  depreciation of investments                                40,969       1,515,188         106,055          (2,491)       (198,531)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  44,140        (613,009)        604,191           5,160         180,840
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  180,776       3,122,018       2,435,396         411,748       4,462,281
Net transfers(1)                                            682,736     (19,348,131)     (1,467,043)         88,268      (4,338,087)
Transfers for policy loans                                       --          78,010         (10,275)         (1,748)          6,855
Adjustments to net assets allocated to contracts
  in payout period                                               --         (40,560)             --              --              --
Contract charges                                                (57)        (52,917)         (8,049)            (22)        (10,146)
Contract terminations:
    Surrender benefits                                       (4,388)     (9,827,289)       (601,318)         (1,359)     (1,588,251)
    Death benefits                                               --        (821,331)        (51,027)             --        (220,357)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              859,067     (26,890,200)        297,684         496,887      (1,687,705)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --      93,387,564      16,616,073          90,088      27,455,674
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    903,207    $ 65,884,355    $ 17,517,948    $    592,135   $  25,948,809
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --      81,289,767      18,649,325          86,147      24,280,891
Contract purchase payments                                  153,576       3,394,613       2,589,765         401,444       3,959,220
Net transfers(1)                                            610,075     (17,669,806)     (1,743,078)         84,932      (3,790,270)
Transfers for policy loans                                       --          49,283          (7,476)         (1,629)          6,970
Contract charges                                                (50)        (46,930)         (9,107)            (21)         (9,094)
Contract terminations:
    Surrender benefits                                       (3,577)     (7,455,848)       (670,635)         (1,111)     (1,407,521)
    Death benefits                                               --        (709,112)        (59,630)             --        (192,179)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            760,024      58,851,967      18,749,164         569,762      22,848,017
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
36 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP         ROYCE        LM PTNRS VAR SM
PERIOD ENDED DECEMBER 31, 2005 (CONTINUED)            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II(2)
OPERATIONS
Investment income (loss) -- net                      $    (70,228)  $   (108,019)  $   (101,618)  $    (10,706)  $              (1)
Net realized gain (loss) on sales of investments          205,827        219,415     (2,127,824)       151,871                  --
Distributions from capital gains                        1,049,062      1,437,424             --         53,285                  23
Net change in unrealized appreciation or
  depreciation of investments                            (868,791)      (588,374)     2,846,653        144,239                 (10)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               315,870        960,446        617,211        338,689                  12
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              1,059,147      7,163,446        343,911        122,795                 376
Net transfers(1)                                         (537,781)      (494,763)    (1,236,337)      (273,191)                 --
Transfers for policy loans                                (11,186)       (14,474)         8,117           (410)                 --
Adjustments to net assets allocated to contracts
  in payout period                                         (3,026)            --         (4,352)            --                  --
Contract charges                                           (4,189)        (6,303)        (4,945)        (1,076)                 --
Contract terminations:
    Surrender benefits                                   (180,393)      (405,637)    (1,735,114)       (83,490)                 --
    Death benefits                                        (35,210)      (137,146)       (74,155)       (19,634)                 --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            287,362      6,105,123     (2,702,875)      (255,006)                376
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         7,675,375     14,664,600     10,470,305      3,327,700                  --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  8,278,607   $ 21,730,169   $  8,384,641   $  3,411,383   $             388
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  5,868,043      9,605,301     12,512,658      1,816,606                  --
Contract purchase payments                                787,114      4,639,831        485,814         67,585                  --
Net transfers(1)                                         (377,958)      (333,345)    (1,446,576)      (145,395)                 --
Transfers for policy loans                                 (9,136)        (9,028)         4,173           (251)                 --
Contract charges                                           (3,197)        (4,118)        (5,995)          (589)                 --
Contract terminations:
    Surrender benefits                                   (138,247)      (265,789)    (1,862,008)       (44,845)                 --
    Death benefits                                        (27,522)       (87,352)       (98,165)       (10,588)                 --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        6,099,097     13,545,500      9,589,901      1,682,523                  --
==================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
37 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                         VANK LIT
                                                        THIRD AVE       COMSTOCK,      WANGER INTL     WANGER U.S.      WF ADV VT
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                   VAL            CL II           SM CAP          SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                        $     30,310    $    (50,272)   $     (5,080)   $   (362,201)   $     71,190
Net realized gain (loss) on sales of investments            245,630             372         232,078         319,404          52,280
Distributions from capital gains                            141,490          50,973              --              --         131,637
Net change in unrealized appreciation or
  depreciation of investments                               444,319         690,342       3,869,247       4,430,814         (12,488)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 861,749         691,415       4,096,245       4,388,017         242,619
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  207,966      17,590,903       8,334,753      11,998,483         281,828
Net transfers(1)                                            (52,699)      1,881,063       2,926,512       2,765,444          29,622
Transfers for policy loans                                    2,533          (8,957)             90         (20,721)         (4,790)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --            (791)             --
Contract charges                                             (1,823)           (131)         (8,696)        (18,917)         (3,812)
Contract terminations:
    Surrender benefits                                     (233,284)        (33,006)       (487,587)       (983,080)       (302,160)
    Death benefits                                          (59,591)         (5,805)       (110,612)       (167,218)        (49,983)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (136,898)     19,424,067      10,654,460      13,573,200         (49,295)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,389,806         224,237      14,456,383      34,225,167       5,797,976
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  7,114,657    $ 20,339,719    $ 29,207,088    $ 52,186,384    $  5,991,300
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,444,933         217,258      13,296,584      21,835,664       5,181,488
Contract purchase payments                                  109,902      17,108,987       6,641,848       7,362,578         251,104
Net transfers(1)                                            (23,582)      1,829,269       2,500,094       1,693,734          35,263
Transfers for policy loans                                    1,345          (8,476)           (220)        (12,677)         (4,261)
Contract charges                                               (961)           (123)         (7,194)        (11,614)         (3,336)
Contract terminations:
    Surrender benefits                                     (123,620)        (31,511)       (426,325)       (606,297)       (273,578)
    Death benefits                                          (32,600)         (5,416)        (97,407)       (103,721)        (45,791)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,375,417      19,109,988      21,907,380      30,157,667       5,140,889
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
38 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       --------------------------------------------
                                                        WF ADV VT        WF ADV VT     WF ADV VT SM
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                INTL CORE           OPP           CAP GRO
OPERATIONS
Investment income (loss) -- net                        $     21,183    $    (31,058)   $    (27,077)
Net realized gain (loss) on sales of investments             76,609         179,109          82,838
Distributions from capital gains                             52,158              --              --
Net change in unrealized appreciation or
  depreciation of investments                                18,212          99,800          95,015
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 168,162         247,851         150,776
===================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   65,957         523,432         132,781
Net transfers(1)                                           (159,076)       (616,334)       (176,231)
Transfers for policy loans                                      321           1,450          (1,912)
Adjustments to net assets allocated to contracts
  in payout period                                           (1,403)             --              --
Contract charges                                               (660)         (1,808)         (1,507)
Contract terminations:
    Surrender benefits                                     (116,097)        (64,876)        (89,103)
    Death benefits                                               --         (17,766)             --
---------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (210,958)       (175,902)       (135,972)
---------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,072,436       3,600,262       3,226,438
---------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,029,640    $  3,672,211    $  3,241,242
===================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,063,255       3,066,344       3,347,199
Contract purchase payments                                   65,363         452,307         142,058
Net transfers(1)                                           (159,461)       (523,323)       (215,376)
Transfers for policy loans                                      325           1,248          (1,950)
Contract charges                                               (653)         (1,483)         (1,615)
Contract terminations:
    Surrender benefits                                     (115,883)        (53,835)        (94,547)
    Death benefits                                               --         (15,104)             --
---------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,852,946       2,926,154       3,175,769
===================================================================================================


(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.
(2)  For the period Nov. 1, 2005 (commencement of operations) to Dec. 31, 2005.
(3)  For the period May 2, 2005 (commencement of operations) to Dec. 31, 2005.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
39 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        AIM VI CAP      AIM VI CAP      AIM VI CAP      AIM VI CAP     AIM VI CORE
YEAR ENDED DECEMBER 31, 2004                           APPR, SER I     APPR, SER II     DEV, SER I     DEV, SER II      EQ, SER I
OPERATIONS
Investment income (loss) -- net                        $    (11,653)   $    (18,857)   $    (10,670)   $    (13,653)   $   (121,810)
Net realized gain (loss) on sales of investments            (50,993)         22,022          14,800          27,761        (366,491)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               145,939         188,235         166,780         222,517       3,535,482
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  83,293         191,400         170,910         236,625       3,047,181
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   54,502       1,251,534          55,294         478,359       1,108,216
Net transfers(1)                                             12,456         624,211         (79,068)        220,416      (1,855,351)
Transfers for policy loans                                   (1,512)            119             565          (1,253)         51,063
Adjustments to net assets allocated to contracts
  in payout period                                               --             (41)             --              --         (10,031)
Contract charges                                               (907)           (668)           (744)           (805)        (23,592)
Contract terminations:
    Surrender benefits                                      (51,245)        (14,483)        (24,451)        (17,221)     (1,814,306)
    Death benefits                                           (3,489)             --              --              --        (438,396)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                9,805       1,860,672         (48,404)        679,496      (2,982,397)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,338,546       1,276,329       1,232,570       1,127,614      42,231,476
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,431,644    $  3,328,401    $  1,355,076    $  2,043,735    $ 42,296,260
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,353,505       1,350,496       1,369,531       1,091,426      29,671,081
Contract purchase payments                                   96,379       1,299,246          59,103         440,250         769,058
Net transfers(1)                                             32,370         654,030         (88,452)        199,983      (1,318,632)
Transfers for policy loans                                   (2,610)            127             606          (1,196)         36,241
Contract charges                                             (1,591)           (696)           (802)           (745)        (16,367)
Contract terminations:
    Surrender benefits                                      (90,517)        (15,436)        (25,317)        (16,404)     (1,255,457)
    Death benefits                                           (6,628)             --              --              --        (303,368)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,380,908       3,287,767       1,314,669       1,713,314      27,582,556
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
40 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                          AB VPS         AB VPS
                                                          AIM VI        AIM VI FIN        AIM VI        GRO & INC,      INTL VAL,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                DYN, SER I     SERV, SER I     TECH, SER I         CL B            CL B
OPERATIONS
Investment income (loss) -- net                        $     (7,790)   $     (1,160)   $     (7,724)   $    (17,628)   $    (36,887)
Net realized gain (loss) on sales of investments             17,738          23,837           7,899         121,446          89,944
Distributions from capital gains                                 --              --              --              --          15,608
Net change in unrealized appreciation or
  depreciation of investments                                99,714          69,706          57,839       1,323,719       1,989,610
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 109,662          92,383          58,014       1,427,537       2,058,275
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  111,912         269,902         202,102       4,469,965       3,515,924
Net transfers(1)                                           (100,538)         52,962         236,558       1,435,958       2,325,341
Transfers for policy loans                                      370             569             701          (2,163)         (2,474)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --             (38)
Contract charges                                               (467)           (571)           (522)         (5,285)         (2,621)
Contract terminations:
    Surrender benefits                                      (15,723)        (45,217)        (45,233)       (327,896)        (99,719)
    Death benefits                                               --          (7,244)           (957)       (109,770)        (73,019)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (4,446)        270,401         392,649       5,460,809       5,663,394
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             889,169       1,046,267         659,868       9,953,160       5,043,760
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    994,385    $  1,409,051    $  1,110,531    $ 16,841,506    $ 12,765,429
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,000,215         989,873         946,932      10,064,755       3,794,915
Contract purchase payments                                  119,140         249,378         267,229       4,292,855       2,463,816
Net transfers(1)                                           (111,266)         47,677         357,393       1,416,265       1,608,758
Transfers for policy loans                                      410             557           1,031          (2,040)         (1,693)
Contract charges                                               (509)           (529)           (802)         (5,118)         (1,819)
Contract terminations:
    Surrender benefits                                      (17,154)        (42,086)        (65,492)       (326,172)        (70,514)
    Death benefits                                               --          (6,634)         (1,704)       (108,770)        (52,240)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            990,836       1,238,236       1,504,587      15,331,775       7,741,223
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
41 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          AC VP           AC VP
                                                          INTL,           INTL,           AC VP           AC VP         CALVERT VS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  CL I            CL II         VAL, CL I       VAL, CL II      SOCIAL BAL
OPERATIONS
Investment income (loss) -- net                        $     (5,728)   $    (14,090)   $   (106,409)   $    (24,950)   $     21,656
Net realized gain (loss) on sales of investments            (31,315)         41,387         534,356         118,772           4,897
Distributions from capital gains                                 --              --         313,209          87,366              --
Net change in unrealized appreciation or
  depreciation of investments                               273,795         355,670       4,504,047       1,690,726          96,351
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 236,752         382,967       5,245,203       1,871,914         122,904
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   51,739         903,753       1,008,201       4,583,560         705,252
Net transfers(1)                                           (152,029)        250,905       4,215,880       2,607,888         434,076
Transfers for policy loans                                     (249)           (111)         20,922              (2)             --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --         (12,672)           (423)             --
Contract charges                                               (687)           (934)        (14,885)         (5,550)         (1,144)
Contract terminations:
    Surrender benefits                                      (54,777)        (39,295)     (1,901,922)       (232,193)        (53,955)
    Death benefits                                           (8,194)        (11,337)       (332,452)        (92,217)        (11,042)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (164,197)      1,102,981       2,983,072       6,861,063       1,073,187
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,809,790       2,024,079      38,589,317       9,744,488         912,712
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  1,882,345    $  3,510,027    $ 46,817,592    $ 18,477,465    $  2,108,803
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,798,487       2,200,961      20,864,347       8,466,092       1,031,495
Contract purchase payments                                   77,696         938,249         538,071       3,766,150         707,391
Net transfers(1)                                           (228,710)        206,958       2,097,971       2,115,735         481,590
Transfers for policy loans                                     (379)           (105)         10,307              (7)             --
Contract charges                                             (1,031)           (955)         (7,730)         (4,583)         (1,246)
Contract terminations:
    Surrender benefits                                      (79,866)        (43,326)       (963,838)       (192,735)        (59,631)
    Death benefits                                          (12,008)        (13,249)       (167,458)        (76,819)        (12,287)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,554,189       3,288,533      22,371,670      14,073,833       2,147,312
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
42 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                           EG VA           EG VA
                                                       COL HI YIELD,    CS MID-CAP       CS SM CAP      FUNDAMENTAL      INTL EQ,
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              VS CL B(2)         GRO             GRO         LG CAP, CL 2      CL 2(2)
OPERATIONS
Investment income (loss) -- net                        $      4,183    $     (4,869)   $   (404,646)   $      5,825    $        339
Net realized gain (loss) on sales of investments                 13             727        (663,285)         10,563              10
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                (4,200)         66,742       3,857,185         174,678           1,629
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4)         62,600       2,789,254         191,066           1,978
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   92,298          16,292         772,862         591,925          83,127
Net transfers(1)                                             41,319         (28,575)       (940,790)        327,436           6,814
Transfers for policy loans                                       --               1          22,898             156              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --          (7,074)             --              --
Contract charges                                                 --            (419)        (13,087)         (1,080)             --
Contract terminations:
    Surrender benefits                                         (997)        (25,613)     (1,585,499)        (52,451)             --
    Death benefits                                               --          (1,112)       (344,595)        (31,013)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              132,620         (39,426)     (2,095,285)        834,973          89,941
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --         541,934      31,954,862       1,587,711              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    132,616    $    565,108    $ 32,648,831    $  2,613,750    $     91,919
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --         767,991      27,520,736       1,755,735              --
Contract purchase payments                                   87,335          22,260         647,709         621,958          80,187
Net transfers(1)                                             41,342         (38,846)       (871,227)        361,740           6,713
Transfers for policy loans                                       --               1          20,092             269              --
Contract charges                                                 --            (567)        (11,049)         (1,150)             --
Contract terminations:
    Surrender benefits                                           --         (35,377)     (1,350,769)        (60,443)             --
    Death benefits                                               --          (1,410)       (297,037)        (35,888)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            128,677         714,052      25,658,455       2,642,221          86,900
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
43 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          FID VIP         FID VIP         FID VIP         FID VIP         FID VIP
                                                         GRO & INC,      GRO & INC,       MID CAP,        MID CAP,       OVERSEAS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                  SERV CL        SERV CL 2        SERV CL        SERV CL 2        SERV CL
OPERATIONS
Investment income (loss) -- net                        $     (5,006)   $    (53,699)   $    (74,119)   $   (233,297)   $      1,694
Net realized gain (loss) on sales of investments             16,120         106,777         237,512         226,212          12,287
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               295,098       1,121,942       1,741,777       6,513,650         226,182
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 306,212       1,175,020       1,905,170       6,506,565         240,163
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  231,924       7,927,707         272,975      10,171,440          72,722
Net transfers(1)                                            104,049       2,593,377         383,099       4,153,859         465,657
Transfers for policy loans                                   (1,095)        (21,329)          1,118         (21,627)         (3,433)
Adjustments to net assets allocated to contracts
  in payout period                                             (719)         (4,286)         (1,213)            (29)             --
Contract charges                                             (2,573)         (8,865)         (4,041)        (10,941)           (682)
Contract terminations:
    Surrender benefits                                     (227,614)       (353,884)       (219,955)       (715,084)        (44,454)
    Death benefits                                           (9,381)       (109,555)        (20,473)        (77,787)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               94,591      10,023,165         411,510      13,499,831         489,810
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           6,058,489      14,771,005       7,570,383      17,664,008       1,446,412
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,459,292    $ 25,969,190    $  9,887,063    $ 37,670,404    $  2,176,385
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    6,955,301      14,354,133       6,440,137      13,813,635       1,803,528
Contract purchase payments                                  267,174       7,599,453         220,039       7,489,412          88,639
Net transfers(1)                                            127,037       2,530,791         336,640       3,038,603         577,980
Transfers for policy loans                                   (1,219)        (18,885)            752         (15,862)         (4,147)
Contract charges                                             (2,965)         (8,587)         (3,252)         (7,944)           (825)
Contract terminations:
    Surrender benefits                                     (259,661)       (344,849)       (177,362)       (527,083)        (53,979)
    Death benefits                                          (10,980)       (108,325)        (16,592)        (56,860)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          7,074,687      24,003,731       6,800,362      23,733,901       2,411,196
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
44 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          FID VIP      FTVIPT FRANK    FTVIPT FRANK    FTVIPT MUTUAL    FTVIPT TEMP
                                                         OVERSEAS,       REAL EST,        SM CAP          SHARES         DEV MKTS
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                 SERV CL 2         CL 2          VAL, CL 2       SEC, CL 2       SEC, CL 1
OPERATIONS
Investment income (loss) -- net                        $    (11,231)   $    199,498    $    (58,884)   $     (9,545)   $    105,478
Net realized gain (loss) on sales of investments             53,307         214,467         111,731         102,110         103,055
Distributions from capital gains                                 --          28,330              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,141,578       5,543,385       1,916,439         919,640       3,244,765
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,183,654       5,985,680       1,969,286       1,012,205       3,453,298
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                4,008,356       5,815,010       2,790,785       3,209,269         410,424
Net transfers(1)                                          2,924,323       2,461,471       1,812,666       1,529,202         840,955
Transfers for policy loans                                   (6,635)         (3,731)            471          (3,584)         11,943
Adjustments to net assets allocated to contracts
  in payout period                                             (268)         (1,065)             --              --          (3,459)
Contract charges                                             (2,060)         (7,546)         (3,150)         (3,489)         (7,281)
Contract terminations:
    Surrender benefits                                     (349,571)       (505,644)       (206,841)       (452,914)       (837,042)
    Death benefits                                          (22,872)        (37,901)        (20,873)        (31,802)        (57,049)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            6,551,273       7,720,594       4,373,058       4,246,682         358,491
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,284,191      14,126,994       5,891,826       5,342,271      14,532,207
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 12,019,118    $ 27,833,268    $ 12,234,170    $ 10,601,158    $ 18,343,996
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,997,912       9,413,964       4,112,460       4,973,771      19,087,544
Contract purchase payments                                3,628,295       3,612,367       1,819,949       2,848,985         511,974
Net transfers(1)                                          2,658,064       1,525,307       1,176,088       1,370,646       1,008,628
Transfers for policy loans                                   (6,270)         (2,327)            304          (3,067)         15,357
Contract charges                                             (1,820)         (4,549)         (2,081)         (3,114)         (9,102)
Contract terminations:
    Surrender benefits                                     (328,100)       (305,907)       (131,838)       (419,518)     (1,026,270)
    Death benefits                                          (20,947)        (23,395)        (14,082)        (29,450)        (71,657)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,927,134      14,215,460       6,960,800       8,738,253      19,516,474
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
45 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        FTVIPT TEMP       GS VIT          GS VIT          GS VIT        JANUS ASPEN
                                                         FOR SEC,       STRUCTD SM        STRUCTD         MID CAP      GLOBAL TECH,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   CL 2           CAP EQ          U.S. EQ           VAL            SERV
OPERATIONS
Investment income (loss) -- net                        $      1,318    $     (7,927)   $     33,958    $    (25,644)   $     (8,389)
Net realized gain (loss) on sales of investments             10,606          28,545          64,652         219,384         (79,739)
Distributions from capital gains                                 --          60,748              --       2,094,657              --
Net change in unrealized appreciation or
  depreciation of investments                               114,569          93,688         851,842       2,024,120          79,223
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 126,493         175,054         950,452       4,312,517          (8,905)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                   23,868          17,865       1,736,985       5,512,438         182,930
Net transfers(1)                                            276,890          30,819       1,404,279       3,136,419        (204,559)
Transfers for policy loans                                       --         (11,663)           (225)        (29,300)           (930)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --            (640)         (1,374)             --
Contract charges                                               (129)           (447)         (2,635)         (7,728)           (578)
Contract terminations:
    Surrender benefits                                      (21,115)        (21,721)        (96,734)       (541,682)        (31,940)
    Death benefits                                               --            (691)         (2,070)        (36,805)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              279,514          14,162       3,038,960       8,031,968         (55,077)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             558,184       1,151,828       5,013,910      12,399,437       1,093,715
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    964,191    $  1,341,044    $  9,003,322    $ 24,743,922    $  1,029,733
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      507,529         947,351       6,258,491       8,432,394       2,880,314
Contract purchase payments                                   20,666          14,162       2,015,732       3,543,151         456,458
Net transfers(1)                                            235,989          22,174       1,637,557       2,006,709        (593,991)
Transfers for policy loans                                       --          (9,587)           (302)        (18,072)         (2,969)
Contract charges                                               (110)           (354)         (3,112)         (4,880)         (1,537)
Contract terminations:
    Surrender benefits                                      (18,468)        (17,097)       (115,520)       (330,803)        (80,229)
    Death benefits                                               --            (580)         (2,523)        (22,817)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            745,606         956,069       9,790,323      13,605,682       2,658,046
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
46 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                        JANUS ASPEN     JANUS ASPEN       LAZARD          MFS INV           MFS
                                                         INTL GRO,     MID CAP GRO,       RETIRE         GRO STOCK,       NEW DIS,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   SERV            SERV           INTL EQ         SERV CL         SERV CL
OPERATIONS
Investment income (loss) -- net                        $      1,465    $    (10,322)   $    (16,991)   $    (60,936)   $    (70,473)
Net realized gain (loss) on sales of investments             21,150         (53,472)         93,534         (61,480)              2
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             1,047,669         276,524         709,505         675,614         481,240
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,070,284         212,730         786,048         553,198         410,769
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  841,354          60,273       1,363,002         943,428       1,240,116
Net transfers(1)                                            (17,215)       (176,348)        883,765         133,451        (672,816)
Transfers for policy loans                                   (4,179)           (948)         (1,599)         (3,939)           (489)
Adjustments to net assets allocated to contracts
  in payout period                                               --            (636)         (1,931)             --              --
Contract charges                                             (2,710)           (896)         (1,834)         (3,557)         (3,841)
Contract terminations:
    Surrender benefits                                     (136,656)        (22,407)       (156,126)       (149,164)       (225,462)
    Death benefits                                             (644)             --              --         (10,772)        (45,084)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              679,950        (140,962)      2,085,277         909,447         292,424
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,451,457       1,197,981       3,844,973       6,414,297       7,873,548
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  7,201,691    $  1,269,749    $  6,716,298    $  7,876,942    $  8,576,741
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    8,376,689       3,047,576       4,382,010      10,992,043      10,178,541
Contract purchase payments                                1,070,149         146,000       1,521,702       1,567,250       1,517,681
Net transfers(1)                                            (63,158)       (431,035)        993,875         238,302        (882,004)
Transfers for policy loans                                   (6,006)         (2,324)         (2,094)         (6,489)           (276)
Contract charges                                             (3,983)         (2,161)         (2,038)         (6,041)         (4,931)
Contract terminations:
    Surrender benefits                                     (203,849)        (54,760)       (175,818)       (260,450)       (302,203)
    Death benefits                                           (1,024)             --              --         (18,556)        (65,396)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          9,168,818       2,703,296       6,717,637      12,506,059      10,441,412
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
47 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                            MFS             MFS            OPPEN        OPPEN MAIN         OPPEN
                                                       TOTAL RETURN,    UTILITIES,      GLOBAL SEC       ST SM CAP    STRATEGIC BOND
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)              SERV CL(2)        SERV CL       VA, SERV(2)     VA, SERV(2)     VA, SERV(2)
OPERATIONS
Investment income (loss) -- net                        $        (56)   $      7,450    $        (16)   $        (12)   $        (86)
Net realized gain (loss) on sales of investments                  6          45,552              --               1             294
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                 1,850         607,023             856             515           1,297
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,800         660,025             840             504           1,505
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  131,053       1,015,704          79,320          28,911         215,998
Net transfers(1)                                              2,396         534,077           2,697           9,191          49,280
Transfers for policy loans                                       --             119              --              --              --
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --              --              --
Contract charges                                                 --          (1,198)             --              --              --
Contract terminations:
    Surrender benefits                                          (75)        (31,512)             --             (77)            (50)
    Death benefits                                               --          (6,218)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              133,374       1,510,972          82,017          38,025         265,228
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --       1,520,085              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $    135,174    $  3,691,082    $     82,857    $     38,529    $    266,733
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --       1,600,159              --              --              --
Contract purchase payments                                  129,277         947,535          74,352          27,520         212,183
Net transfers(1)                                              2,369         483,098           2,532           9,016          48,596
Transfers for policy loans                                       --             115              --              --              --
Contract charges                                                 --          (1,129)             --              --              --
Contract terminations:
    Surrender benefits                                           --         (30,801)             --              --              --
    Death benefits                                               --          (6,425)             --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            131,646       2,992,552          76,884          36,536         260,779
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
48 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PIONEER         PIONEER      PUT VT HEALTH      PUT VT        PUT VT INTL
                                                        EQ INC VCT,     EUROPE VCT,      SCIENCES,       INTL EQ,        NEW OPP,
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                   CL II           CL II           CL IB          CL IB           CL IB
OPERATIONS
Investment income (loss) -- net                        $     61,945    $       (870)   $    (19,145)   $     41,020    $      2,950
Net realized gain (loss) on sales of investments             69,162          14,382          28,899         294,843            (922)
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               584,349          84,745         166,217         624,565         215,882
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 715,456          98,257         175,971         960,428         217,910
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,479,947          70,583         576,478         924,061          80,733
Net transfers(1)                                            746,787         254,851          72,071      (1,334,372)       (310,235)
Transfers for policy loans                                   (4,786)             --           1,972          (1,547)           (949)
Adjustments to net assets allocated to contracts
  in payout period                                             (430)             --              --            (334)             --
Contract charges                                             (2,127)           (173)         (1,639)         (3,355)         (1,020)
Contract terminations:
    Surrender benefits                                     (150,489)         (7,303)        (58,010)       (161,801)        (42,696)
    Death benefits                                           (8,184)             --         (24,272)        (19,181)         (6,856)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,060,718         317,958         566,600        (596,529)       (281,023)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           3,365,393         295,239       2,252,545       6,752,209       1,976,735
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,141,567    $    711,454    $  2,995,116    $  7,116,108    $  1,913,622
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,348,073         279,550       2,386,401       6,676,691       3,044,895
Contract purchase payments                                1,386,921          64,090         571,727         868,393         122,479
Net transfers(1)                                            687,914         244,092          81,554      (1,296,555)       (467,636)
Transfers for policy loans                                   (4,834)             --           2,135          (1,536)         (1,420)
Contract charges                                             (2,014)           (160)         (1,693)         (3,215)         (1,535)
Contract terminations:
    Surrender benefits                                     (145,183)         (6,406)        (63,816)       (156,087)        (63,481)
    Death benefits                                           (7,922)             --         (24,474)        (18,367)        (10,747)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          5,262,955         581,166       2,951,834       6,069,324       2,622,555
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
49 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          PUT VT          PUT VT
                                                         NEW OPP,         VISTA,          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                CL IA           CL IB            BAL          CASH MGMT      CORE BOND(2)
OPERATIONS
Investment income (loss) -- net                        $   (331,411)   $    (24,724)   $    306,613   $     (66,296)   $         14
Net realized gain (loss) on sales of investments         (3,192,994)       (167,104)       (709,791)         (2,391)             --
Distributions from capital gains                                 --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             5,683,264         673,443       2,693,174           2,388              60
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               2,158,859         481,615       2,289,996         (66,299)             74
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  921,929         305,377       1,155,852      39,947,083          47,131
Net transfers(1)                                         (3,697,703)       (562,278)       (508,916)    (39,445,722)          1,575
Transfers for policy loans                                   44,090          (6,283)         26,249          26,430              --
Adjustments to net assets allocated to contracts
  in payout period                                           (3,513)             --         (27,561)         (1,471)             --
Contract charges                                            (19,252)         (2,206)        (16,154)         (9,755)             --
Contract terminations:
    Surrender benefits                                   (1,492,643)        (83,719)     (1,581,390)     (1,810,823)             --
    Death benefits                                         (212,713)             --        (463,734)       (137,189)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (4,459,805)       (349,109)     (1,415,654)     (1,431,447)         48,706
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          28,036,144       2,981,142      28,908,188      32,412,572              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 25,735,198    $  3,113,648    $ 29,782,530   $  30,914,826    $     48,780
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   26,316,176       6,249,820      22,005,942      30,254,839              --
Contract purchase payments                                  857,512         619,140       1,042,226      38,809,804          41,969
Net transfers(1)                                         (3,488,873)     (1,135,641)       (301,367)    (38,220,227)          1,566
Transfers for policy loans                                   41,924         (12,982)         18,745          24,122              --
Contract charges                                            (17,956)         (4,410)        (12,172)         (9,112)             --
Contract terminations:
    Surrender benefits                                   (1,393,910)       (169,448)     (1,180,736)     (1,656,543)             --
    Death benefits                                         (193,269)             --        (402,304)       (127,283)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         22,121,604       5,546,479      21,170,334      29,075,600          43,535
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
50 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                                                          RVS VP         RVS VP
                                                          RVS VP          RVS VP          RVS VP          GLOBAL    GLOBAL INFLATION
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)               DIV BOND       DIV EQ INC      EMER MKTS          BOND        PROT SEC(2)
OPERATIONS
Investment income (loss) -- net                        $  1,387,026    $    149,637    $     31,398    $    558,528    $        371
Net realized gain (loss) on sales of investments            (96,886)         97,643          21,609         110,766            (359)
Distributions from capital gains                                 --              --          30,470              --              --
Net change in unrealized appreciation or
  depreciation of investments                               323,996       3,534,411         215,156       1,079,112           1,066
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,614,136       3,781,691         298,633       1,748,406           1,078
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                7,915,504       8,798,152         740,295       3,577,184         309,545
Net transfers(1)                                         (2,661,137)      6,736,502         620,021       2,801,537          15,216
Transfers for policy loans                                   27,076         (18,468)              8           6,362              --
Adjustments to net assets allocated to contracts
  in payout period                                          (15,255)           (752)             --          (2,403)             --
Contract charges                                            (16,254)         (6,743)           (290)         (4,878)             --
Contract terminations:
    Surrender benefits                                   (3,050,448)       (309,985)        (31,540)       (874,007)             --
    Death benefits                                         (663,581)        (90,972)         (7,876)       (168,881)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,535,905      15,107,734       1,320,618       5,334,914         324,761
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          48,790,820      10,393,225         555,780      15,033,874              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 51,940,861    $ 29,282,650    $  2,175,031    $ 22,117,194    $    325,839
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   39,140,388       9,062,484         484,738      11,114,062              --
Contract purchase payments                                6,675,482       7,073,453         575,448       2,717,944         300,801
Net transfers(1)                                         (1,991,580)      5,544,952         490,066       2,081,615          14,943
Transfers for policy loans                                   20,616         (15,369)            (17)          4,666              --
Contract charges                                            (13,101)         (5,551)           (234)         (3,632)             --
Contract terminations:
    Surrender benefits                                   (2,398,544)       (255,075)        (26,924)       (635,773)             --
    Death benefits                                         (534,597)        (74,811)         (6,430)       (123,100)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         40,898,664      21,330,083       1,516,647      15,155,782         315,744
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
51 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                                          RVS VP
                                                          RVS VP         HI YIELD         RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 GRO             BOND         INC OPP(2)       INTL OPP       LG CAP EQ
OPERATIONS
Investment income (loss) -- net                        $    (29,618)   $  3,268,398    $         50    $    (11,287)   $    (30,472)
Net realized gain (loss) on sales of investments           (118,955)       (580,764)             --        (568,951)       (390,785)
Distributions from capital gains                                 --              --              15              --              --
Net change in unrealized appreciation or
  depreciation of investments                               566,555       2,775,347               3       2,923,209       1,065,129
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 417,982       5,462,981              68       2,342,971         643,872
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                1,242,115      10,347,910          11,272       1,318,411         776,629
Net transfers(1)                                           (364,304)      1,666,586           1,472       3,056,845       2,356,132
Transfers for policy loans                                      (27)          1,993              --          33,009           7,907
Adjustments to net assets allocated to contracts
  in payout period                                               --         (10,446)             --          (5,788)        (10,957)
Contract charges                                             (3,521)        (15,110)             --          (5,401)         (6,898)
Contract terminations:
    Surrender benefits                                     (135,955)     (2,118,811)             --        (784,919)       (612,585)
    Death benefits                                          (10,021)       (493,720)             --        (102,350)       (150,440)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              728,287       9,378,402          12,744       3,509,807       2,359,788
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           4,894,916      46,172,305              --      12,239,593      10,942,791
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,041,185    $ 61,013,688    $     12,812    $ 18,092,371    $ 13,946,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,883,355      39,664,396              --      13,628,648       9,659,188
Contract purchase payments                                2,187,011       8,808,525           6,256       1,649,216         891,153
Net transfers(1)                                           (856,758)      1,387,911           1,469       3,573,146       3,019,858
Transfers for policy loans                                     (183)          1,590              --          42,949           6,403
Contract charges                                             (7,117)        (12,515)             --          (5,885)         (6,503)
Contract terminations:
    Surrender benefits                                     (271,161)     (1,762,525)             --        (843,297)       (556,319)
    Death benefits                                          (21,179)       (404,668)             --        (110,306)       (175,653)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         10,913,968      47,682,714           7,725      17,934,471      12,838,127
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
52 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                          RVS VP          RVS VP          RVS VP          RVS VP          RVS VP
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)             LG CAP VAL(2)   MID CAP GRO       NEW DIM         S&P 500       SELECT VAL(2)
OPERATIONS
Investment income (loss) -- net                        $          2    $    (23,930)   $   (112,692)   $     86,143    $         (1)
Net realized gain (loss) on sales of investments                 --          49,235      (1,026,495)        117,049              --
Distributions from capital gains                                 --              --              --              --               8
Net change in unrealized appreciation or
  depreciation of investments                                    48         299,781       2,874,398       1,161,353           1,121
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      50         325,086       1,735,211       1,364,545           1,128
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,751         703,663       6,184,362       4,379,300          86,862
Net transfers(1)                                                 --         703,962      (6,327,380)        997,754           2,098
Transfers for policy loans                                       --          (3,343)         53,065          10,544              --
Adjustments to net assets allocated to contracts
  in payout period                                               --          (1,848)        (41,504)             --              --
Contract charges                                                 --          (1,686)        (61,144)         (6,197)             --
Contract terminations:
    Surrender benefits                                           --         (66,196)     (4,600,176)       (227,660)             --
    Death benefits                                               --         (69,703)       (758,057)        (79,238)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,751       1,264,849      (5,550,834)      5,074,503          88,960
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  --       2,099,407      97,203,187      10,177,025              --
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $      2,801    $  3,689,342    $ 93,387,564    $ 16,616,073    $     90,088
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           --       1,986,763      83,912,236      12,762,837              --
Contract purchase payments                                    2,463         659,078       7,155,003       5,142,184          84,085
Net transfers(1)                                                 --         706,235      (5,278,474)      1,113,484           2,062
Transfers for policy loans                                       --          (2,921)         22,731          13,204              --
Contract charges                                                 --          (1,584)        (53,542)         (7,522)             --
Contract terminations:
    Surrender benefits                                           --         (62,057)     (3,843,853)       (280,468)             --
    Death benefits                                               --         (67,854)       (624,334)        (94,394)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,463       3,217,660      81,289,767      18,649,325          86,147
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
53 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                       ----------------------------------------------------------------------------
                                                           RVS VP         RVS VP          RVS VP          RVS VP          ROYCE
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)               SHORT DURATION   SM CAP ADV      SM CAP VAL     STRATEGY AGGR    MICRO-CAP
OPERATIONS
Investment income (loss) -- net                        $    418,367    $    (50,519)   $    (96,838)   $   (124,098)   $    (27,616)
Net realized gain (loss) on sales of investments            (76,072)        136,806         270,061      (1,751,324)        138,496
Distributions from capital gains                              8,039         307,817       1,107,953              --         242,738
Net change in unrealized appreciation or
  depreciation of investments                              (361,394)        639,999         899,961       2,615,188          31,904
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (11,060)      1,034,103       2,181,137         739,766         385,522
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                6,606,364       2,058,278       2,739,090         450,769          87,978
Net transfers(1)                                         (1,669,794)        982,736         239,281      (1,102,254)       (140,465)
Transfers for policy loans                                  (19,710)           (584)         (1,344)         10,631          (1,052)
Adjustments to net assets allocated to contracts
  in payout period                                               --          (2,830)             --          (4,117)             --
Contract charges                                             (8,619)         (2,568)         (4,669)         (5,534)         (1,215)
Contract terminations:
    Surrender benefits                                     (830,872)       (156,133)       (237,488)       (432,262)        (62,334)
    Death benefits                                         (624,021)        (36,807)        (79,184)        (94,287)         (2,958)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            3,453,348       2,842,092       2,655,686      (1,177,054)       (120,046)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          24,013,386       3,799,180       9,827,777      10,907,593       3,062,224
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 27,455,674    $  7,675,375    $ 14,664,600    $ 10,470,305    $  3,327,700
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   21,139,089       3,489,878       7,673,006      14,006,247       1,887,006
Contract purchase payments                                5,854,313       1,716,083       2,012,267         658,508          51,995
Net transfers(1)                                         (1,406,242)        840,192         156,102      (1,479,636)        (81,798)
Transfers for policy loans                                  (18,188)           (546)           (997)         14,002            (654)
Contract charges                                             (7,726)         (2,240)         (3,423)         (7,415)           (720)
Contract terminations:
    Surrender benefits                                     (729,629)       (142,592)       (173,608)       (552,530)        (37,602)
    Death benefits                                         (550,726)        (32,732)        (58,046)       (126,518)         (1,621)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         24,280,891       5,868,043       9,605,301      12,512,658       1,816,606
===================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
54 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                                         VANK LIT
                                                         THIRD AVE       COMSTOCK,      WANGER INTL     WANGER U.S.     WF ADV VT
PERIOD ENDED DECEMBER 31, 2004 (CONTINUED)                 VAL           CL II(2)         SM CAP          SM CO        ASSET ALLOC
OPERATIONS
Investment income (loss) -- net                        $    (18,892)   $        (79)   $    (30,217)   $   (227,956)   $     66,815
Net realized gain (loss) on sales of investments            208,571               4         166,612         294,234          54,283
Distributions from capital gains                             57,479              --              --              --         168,766
Net change in unrealized appreciation or
  depreciation of investments                               760,001           2,407       2,667,405       4,553,248         149,779
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,007,159           2,332       2,803,800       4,619,526         439,643
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                  174,335         200,552       3,410,540       8,627,777         842,425
Net transfers(1)                                           (138,675)         21,403       2,085,370       3,120,431          24,638
Transfers for policy loans                                   (3,463)             --            (125)        (24,140)         (1,499)
Adjustments to net assets allocated to contracts
  in payout period                                               --              --              --            (332)             --
Contract charges                                             (1,999)             --          (3,982)        (10,764)         (2,890)
Contract terminations:
    Surrender benefits                                     (115,271)            (50)       (235,077)       (796,454)       (360,093)
    Death benefits                                          (27,760)             --         (74,929)        (65,220)        (48,021)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (112,833)        221,905       5,181,797      10,851,298         454,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,495,480              --       6,470,786      18,754,343       4,903,773
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  6,389,806    $    224,237    $ 14,456,383    $ 34,225,167    $  5,797,976
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    3,521,297              --       7,779,886      14,063,688       4,796,591
Contract purchase payments                                  106,359         196,414       3,627,290       6,214,245         783,384
Net transfers(1)                                            (93,360)         20,844       2,234,465       2,214,775          (1,416)
Transfers for policy loans                                   (2,127)             --            (308)        (17,539)         (1,382)
Contract charges                                             (1,223)             --          (4,170)         (7,720)         (2,737)
Contract terminations:
    Surrender benefits                                      (69,227)             --        (257,474)       (584,436)       (349,663)
    Death benefits                                          (16,786)             --         (83,105)        (47,349)        (43,289)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          3,444,933         217,258      13,296,584      21,835,664       5,181,488
===================================================================================================================================


See accompanying notes to financial statements.

--------------------------------------------------------------------------------
55 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               SEGREGATED ASSET SUBACCOUNTS
                                                                                       --------------------------------------------
                                                                                        WF ADV VT       WF ADV VT      WF ADV VT SM
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                                                INTL CORE          OPP           CAP GRO
OPERATIONS
Investment income (loss) -- net                                                        $    (10,806)   $    (29,108)   $    (23,906)
Net realized gain (loss) on sales of investments                                             30,781         104,060          64,570
Distributions from capital gains                                                                 --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                                               144,616         451,660         275,508
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                 164,591         526,612         316,172
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                  541,207         435,666         705,560
Net transfers(1)                                                                             44,898        (237,357)        217,147
Transfers for policy loans                                                                   (3,208)           (309)         (5,362)
Adjustments to net assets allocated to contracts
  in payout period                                                                             (436)             --              --
Contract charges                                                                               (480)         (1,898)         (1,055)
Contract terminations:
    Surrender benefits                                                                      (88,104)        (61,431)        (76,291)
    Death benefits                                                                               --         (37,463)             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                              493,877          97,208         839,999
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                           1,413,968       2,976,442       2,070,267
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                              $  2,072,436    $  3,600,262    $  3,226,438
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                    1,554,761       2,963,682       2,499,485
Contract purchase payments                                                                  589,742         388,265         763,595
Net transfers(1)                                                                             21,882        (187,047)        182,392
Transfers for policy loans                                                                   (3,776)           (326)         (7,045)
Contract charges                                                                               (529)         (1,745)         (1,254)
Contract terminations:
    Surrender benefits                                                                      (98,825)        (59,765)        (89,974)
    Death benefits                                                                               --         (36,720)             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                          2,063,255       3,066,344       3,347,199
===================================================================================================================================


(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) IDS Life of New York's fixed account.
(2) For the period Nov. 15, 2004 (commencement of operations) to Dec. 31, 2004.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
56 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION


IDS Life of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of IDS Life of New York. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.


The Account is used as a funding vehicle for individual variable annuity contracts issued by IDS Life of New York. The following is a list of each variable annuity product funded through the Account.

RiverSource Retirement Advisor Variable Annuity(SM) (RAVA)
RiverSource Retirement Advisor Advantage(SM) Variable Annuity (RAVA Advantage) RiverSource Retirement Advisor Select(SM) Variable Annuity (RAVA Select) RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity (RAVA Advantage Plus)
RiverSource Retirement Advisor Select Plus(SM) Variable Annuity (RAVA Select
Plus)
RiverSource Retirement Advisor 4 Advantage(SM) Variable Annuity (RAVA 4
Advantage)
RiverSource Retirement Advisor 4 Select(SM) Variable Annuity (RAVA 4 Select) RiverSource Retirement Advisor 4 Access(SM) Variable Annuity (RAVA 4 Access) IDS Life of New York Flexible Portfolio Annuity (FPA)

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                                FUND
-----------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I                    AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II                   AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I                     AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II                    AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I                     AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                         AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I                    AIM V.I. Financial Services Fund, Series I Shares
AIM VI Intl Gro, Ser II                   AIM V.I. International Growth Fund, Series II Shares
AIM VI Tech, Ser I                        AIM V.I. Technology Fund, Series I Shares(1)
AB VPS Global Tech, Cl B                  AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B                    AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B                     AllianceBernstein VPS International Value Portfolio (Class B)
AC VP Intl, Cl I                          American Century VP International, Class I
AC VP Intl, Cl II                         American Century VP International, Class II
AC VP Ultra, Cl II                        American Century VP Ultra(R), Class II
AC VP Val, Cl I                           American Century VP Value, Class I
AC VP Val, Cl II                          American Century VP Value, Class II
Calvert VS Social Bal                     Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B                     Columbia High Yield Fund, Variable Series, Class B(2)
CS Mid-Cap Gro                            Credit Suisse Trust - Mid-Cap Growth Portfolio
CS Sm Cap Gro                             Credit Suisse Trust - Small Cap Growth Portfolio
EG VA Fundamental Lg Cap, Cl 2            Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                       Evergreen VA International Equity Fund - Class 2
Fid VIP Gro & Inc, Serv Cl                Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2              Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl                  Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2                Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl                 Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2               Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Real Est, Cl 2               FTVIPT Franklin Real Estate Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2            FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1            FTVIPT Templeton Developing Markets Securities Fund - Class 1
FTVIPT Temp For Sec, Cl 2                 FTVIPT Templeton Foreign Securities Fund - Class 2
GS VIT Structd Sm Cap Eq                  Goldman Sachs VIT Structured Small Cap Equity Fund
                                            (previously Goldman Sachs VIT CORE(SM) Small Cap Equity Fund)
GS VIT Structd U.S. Eq                    Goldman Sachs VIT Structured U.S. Equity Fund
                                            (previously Goldman Sachs VIT CORE(SM) U.S. Equity Fund)
GS VIT Mid Cap Val                        Goldman Sachs VIT Mid Cap Value Fund
Janus Aspen Global Tech, Serv             Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Intl Gro, Serv                Janus Aspen Series International Growth Portfolio: Service Shares
Janus Aspen Mid Cap Gro, Serv             Janus Aspen Series Mid Cap Growth Portfolio: Service Shares


--------------------------------------------------------------------------------
57 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                FUND
-----------------------------------------------------------------------------------------------------------
Lazard Retire Intl Eq                     Lazard Retirement International Equity Portfolio
MFS Inv Gro Stock, Serv Cl                MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl                      MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl                 MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl                    MFS(R) Utilities Series - Service Class
Oppen Global Sec VA, Serv                 Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv             Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv             Oppenheimer Strategic Bond Fund/VA, Service Shares
Pioneer Eq Inc VCT, Cl II                 Pioneer Equity Income VCT Portfolio - Class II Shares
Pioneer Europe VCT, Cl II                 Pioneer Europe VCT Portfolio - Class II Shares
Put VT Health Sciences, Cl IB             Putnam VT Health Sciences Fund - Class IB Shares
Put VT Intl Eq, Cl IB                     Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB                Putnam VT International New Opportunities Fund - Class IB Shares
Put VT New Opp, Cl IA                     Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                       Putnam VT Vista Fund - Class IB Shares
RVS VP Bal                                RiverSource(SM) Variable Portfolio - Balanced Fund
                                            (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt                          RiverSource(SM) Variable Portfolio - Cash Management Fund
                                            (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Core Bond                          RiverSource(SM) Variable Portfolio - Core Bond Fund
                                            (previously AXP(R) Variable Portfolio - Core Bond Fund)
RVS VP Div Bond                           RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                            (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Div Eq Inc                         RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund
                                            (previously AXP(R) Variable Portfolio - Diversified Equity Income Fund)
RVS VP Emer Mkts                          RiverSource(SM) Variable Portfolio - Emerging Markets Fund
                                            (previously AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund)
RVS VP Global Bond                        RiverSource(SM) Variable Portfolio - Global Bond Fund
                                            (previously AXP(R) Variable Portfolio - Global Bond Fund)
RVS VP Global Inflation Prot Sec          RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund
                                            (previously AXP(R) Variable Portfolio - Inflation Protected Securities Fund)
RVS VP Gro                                RiverSource(SM) Variable Portfolio - Growth Fund
                                            (previously AXP(R) Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond                      RiverSource(SM) Variable Portfolio - High Yield Bond Fund
                                            (previously AXP(R) Variable Portfolio - High Yield Bond Fund)
RVS VP Inc Opp                            RiverSource(SM) Variable Portfolio - Income Opportunities Fund
                                            (previously AXP(R) Variable Portfolio - Income Opportunities Fund)
RVS VP Intl Opp                           RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                            (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq                          RiverSource(SM) Variable Portfolio - Large Cap Equity Fund(3),(4)
                                            (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Lg Cap Val                         RiverSource(SM) Variable Portfolio - Large Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                        RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund(5)
                                            (previously AXP(R) Variable Portfolio - Equity Select Fund)
RVS VP Mid Cap Val                        RiverSource(SM) Variable Portfolio - Mid Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Mid Cap Value Fund)
RVS VP New Dim                            RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)(4)
                                            (previously AXP(R) Variable Portfolio - New Dimensions Fund(R))
RVS VP S&P 500                            RiverSource(SM) Variable Portfolio - S&P 500 Index Fund
                                            (previously AXP(R) Variable Portfolio - S&P 500 Index Fund)
RVS VP Select Val                         RiverSource(SM) Variable Portfolio - Select Value Fund
                                            (previously AXP(R) Variable Portfolio - Partners Select Value Fund)
RVS VP Short Duration                     RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund
                                            (previously AXP(R) Variable Portfolio - Short Duration U.S. Government Fund)
RVS VP Sm Cap Adv                         RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund
                                            (previously AXP(R) Variable Portfolio - Small Cap Advantage Fund)
RVS VP Sm Cap Val                         RiverSource(SM) Variable Portfolio - Small Cap Value Fund
                                            (previously AXP(R) Variable Portfolio - Partners Small Cap Value Fund)
RVS VP Strategy Aggr                      RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(5)
                                            (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)
Royce Micro-Cap                           Royce Micro-Cap Portfolio
LM Ptnrs Var Sm Cap Gro, Cl II            Legg Mason Partners Variable Small Cap Growth Portfolio, Class II
                                            (previously Salomon Brothers Small Cap Growth Fund, Class II)
Third Ave Val                             Third Avenue Value Portfolio


--------------------------------------------------------------------------------
58 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                                FUND
-------------------------------------------------------------------------------------------------------------
VanK LIT Comstock, Cl II                  Van Kampen Life Investment Trust Comstock Portfolio Class II Shares
Wanger Intl Sm Cap                        Wanger International Small Cap
Wanger U.S. Sm Co                         Wanger U.S. Smaller Companies
WF Adv VT Asset Alloc                     Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                       Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                             Wells Fargo Advantage VT Opportunity Fund(6)
WF Adv VT Sm Cap Gro                      Wells Fargo Advantage VT Small Cap Growth Fund


(1) INVESCO VIF - Telecommunications Fund merged into AIM V.I. Technology Fund, Series I Shares on April 30, 2004.

(2) Columbia High Yield Fund, Variable Series, Class B merged into Nations High Yield Bond Portfolio on April 28, 2006. On May 1, 2006, Nations High Yield Bond Portfolio changed its name to Columbia High Yield Fund, Variable Series, Class B.

(3) AXP(R) Variable Portfolio - Blue Chip Advantage Fund and AXP(R) Variable Portfolio - Stock Fund merged into AXP(R) Variable Portfolio - Large Cap Equity Fund on July 9, 2004.
(4) RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) merged into RiverSource(SM) Variable Portfolio - Large Cap Equity Fund on March 17, 2006.
(5) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.

(6) The Investor Class and Advisor Class shares of the Strong Opportunity Fund II reorganized into the Wells Fargo Advantage VT Opportunity Fund on or about April 11, 2005.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

IDS Life of New York serves as issuer of the contract.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American
Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS Life). IDS Life is the parent company of IDS Life of New York. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of IDS Life of New York.

CORPORATE CONSOLIDATION


Later this year, one of IDS Life of New York's affiliates, American Centurion Life Assurance Company, plans to merge into IDS Life of New York. This merger will help simplify overall corporate structure because these two life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, IDS Life of New York will be renamed to RiverSource Life Insurance Co. of New York. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS


Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.


Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by IDS Life of New York and may result in additional amounts being transferred into the variable annuity account by IDS Life of New York to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

--------------------------------------------------------------------------------
59 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. IDS Life of New York will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.

IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                     MORTALITY AND EXPENSE RISK FEE
- ------------------------------------------------------------
RAVA                        0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Advantage              0.75% or 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Select                 1.00% or 1.20%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Advantage Plus         0.55% to 0.95%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA Select Plus            0.75% to 1.20%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA 4 Advantage            0.85% to 1.05%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA 4 Select               1.10% to 1.30%
                            (DEPENDING ON CONTRACT SELECTED)
RAVA 4 Access               1.25% to 1.45%
                            (DEPENDING ON CONTRACT SELECTED)
FPA                         1.25%

4. CONTRACT CHARGES

IDS Life of New York deducts a contract administrative charge of $30 per year. This charge reimburses IDS Life of New York for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

IDS Life of New York may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,259,582 in 2005 and $1,302,654 in 2004. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by IDS Life of New York.

--------------------------------------------------------------------------------
60 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

6. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of IDS Life of New York, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.630% to 0.555%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.560% to 0.470%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              1.170% to 1.095%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.840% to 0.780%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.490% to 0.415%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.630% to 0.570%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.620% to 0.545%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.640% to 0.565%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.650% to 0.560%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.730% to 0.610%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.630% to 0.570%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.290% to 0.260%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.810% to 0.720%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.610% to 0.535%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.790% to 0.650%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               1.020% to 0.920%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund RiverSource(SM) Variable Portfolio - Emerging Markets Fund RiverSource(SM) Variable Portfolio - Growth Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund RiverSource(SM) Variable Portfolio - Large Cap Value Fund RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund RiverSource(SM) Variable Portfolio - Mid Cap Value Fund RiverSource(SM) Variable Portfolio - New Dimensions Fund(R) RiverSource(SM) Variable Portfolio - Select Value Fund RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund RiverSource(SM) Variable Portfolio - Small Cap Value Fund RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, also have an agreement with IDS Life, an affiliate of IDS Life of New York, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
61 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.060% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.070% to 0.040%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.030%

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                                    PERCENTAGE RANGE
--------------------------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                                      0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund                               0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Core Bond Fund                                     0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                              0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund                     0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Emerging Markets Fund                              0.100% to 0.050%
RiverSource(SM) Variable Portfolio - Global Bond Fund                                   0.060% to 0.040%
RiverSource(SM) Variable Portfolio - Global Inflation Protected Securities Fund         0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Growth Fund                                        0.050% to 0.030%
RiverSource(SM) Variable Portfolio - High Yield Bond Fund                               0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Income Opportunities Fund                          0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund                     0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                              0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Large Cap Value Fund                               0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                                0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                                 0.050% to 0.020%
RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)                             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                                 0.080% to 0.065%
RiverSource(SM) Variable Portfolio - Select Value Fund                                  0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Short Duration U.S. Government Fund                0.050% to 0.025%
RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund                           0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Small Cap Value Fund                               0.080% to 0.055%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund                           0.060% to 0.035%


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of IDS Life of New York.


--------------------------------------------------------------------------------
62 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table on the previous page at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


SUBACCOUNT                         FUND                                                                    PURCHASES
----------------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares                    $    152,481
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares                      9,894,131
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares                          131,471
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares                         666,945
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares                                  887,740
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares                                     236,136
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares                           264,405
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares                            478
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares                                 1,529,579
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)                 290,134
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)               5,788,612
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)            16,065,778
AC VP Intl, Cl I                   American Century VP International, Class I                                  229,118
AC VP Intl, Cl II                  American Century VP International, Class II                               1,173,242
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II                                    1,858,904
AC VP Val, Cl I                    American Century VP Value, Class I                                       10,722,793
AC VP Val, Cl II                   American Century VP Value, Class II                                      13,050,533
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio                   1,479,129
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B                        4,997,063
CS Mid-Cap Gro                     Credit Suisse Trust - Mid-Cap Growth Portfolio                               29,399
CS Sm Cap Gro                      Credit Suisse Trust - Small Cap Growth Portfolio                            291,670
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2                           606,041
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2                          2,790,595
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class                     775,748
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2                 6,992,711
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class                           1,316,578
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2                        15,180,411
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class                            265,253
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2                        3,240,741
FTVIPT Frank Real Est, Cl 2        FTVIPT Franklin Real Estate Fund - Class 2                               10,561,689
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2                 6,271,038
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2                            6,639,202
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1             2,020,952
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2                          227,080
GS VIT Structd Sm Cap Eq           Goldman Sachs VIT Structured Small Cap Equity Fund                          131,758
GS VIT Structd U.S. Eq             Goldman Sachs VIT Structured U.S. Equity Fund                            11,550,498
GS VIT Mid Cap Val                 Goldman Sachs VIT Mid Cap Value Fund                                     21,301,486
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares              207,234
Janus Aspen Intl Gro, Serv         Janus Aspen Series International Growth Portfolio: Service Shares           971,163
Janus Aspen Mid Cap Gro, Serv      Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                  76,106
Lazard Retire Intl Eq              Lazard Retirement International Equity Portfolio                          3,381,786
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class                      2,672,530
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class                                 810,338
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class                                3,027,085
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class                                   4,456,424
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares                     4,252,069
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares                 1,260,460
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares                       18,763,549
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares                     1,594,291
Pioneer Europe VCT, Cl II          Pioneer Europe VCT Portfolio - Class II Shares                               84,108


--------------------------------------------------------------------------------
63 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND                                                                     PURCHASES
----------------------------------------------------------------------------------------------------------------------
Put VT Health Sciences, Cl IB      Putnam VT Health Sciences Fund - Class IB Shares                       $  1,340,697
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares                     1,070,851
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares            107,486
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares                          351,454
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares                                      385,569
RVS VP Bal                         RiverSource(SM) Variable Portfolio - Balanced Fund                        3,787,344
RVS VP Cash Mgmt                   RiverSource(SM) Variable Portfolio - Cash Management Fund                28,328,069
RVS VP Core Bond                   RiverSource(SM) Variable Portfolio - Core Bond Fund                       1,880,537
RVS VP Div Bond                    RiverSource(SM) Variable Portfolio - Diversified Bond Fund               25,771,697
RVS VP Div Eq Inc                  RiverSource(SM) Variable Portfolio - Diversified Equity Income Fund      23,719,332
RVS VP Emer Mkts                   RiverSource(SM) Variable Portfolio - Emerging Markets Fund                7,222,806
RVS VP Global Bond                 RiverSource(SM) Variable Portfolio - Global Bond Fund                    12,384,793
RVS VP Global Inflation Prot Sec   RiverSource(SM) Variable Portfolio - Global Inflation Protected
                                   Securities Fund                                                          13,408,260
RVS VP Gro                         RiverSource(SM) Variable Portfolio - Growth Fund                          7,976,597
RVS VP Hi Yield Bond               RiverSource(SM) Variable Portfolio - High Yield Bond Fund                12,172,960
RVS VP Inc Opp                     RiverSource(SM) Variable Portfolio - Income Opportunities Fund            3,872,608
RVS VP Intl Opp                    RiverSource(SM) Variable Portfolio - International Opportunity Fund       5,561,091
RVS VP Lg Cap Eq                   RiverSource(SM) Variable Portfolio - Large Cap Equity Fund               14,074,507
RVS VP Lg Cap Val                  RiverSource(SM) Variable Portfolio - Large Cap Value Fund                   232,453
RVS VP Mid Cap Gro                 RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                    998,570
RVS VP Mid Cap Val                 RiverSource(SM) Variable Portfolio - Mid Cap Value Fund                     868,919
RVS VP New Dim                     RiverSource(SM) Variable Portfolio - New Dimensions Fund(R)               2,175,107
RVS VP S&P 500                     RiverSource(SM) Variable Portfolio - S&P 500 Index Fund                   4,188,770
RVS VP Select Val                  RiverSource(SM) Variable Portfolio - Select Value Fund                      575,312
RVS VP Short Duration              RiverSource(SM) Variable Portfolio - Short Duration U.S. Government
                                   Fund                                                                      5,768,390
RVS VP Sm Cap Adv                  RiverSource(SM) Variable Portfolio - Small Cap Advantage Fund             2,897,899
RVS VP Sm Cap Val                  RiverSource(SM) Variable Portfolio - Small Cap Value Fund                 8,992,496
RVS VP Strategy Aggr               RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund               570,817
Royce Micro-Cap                    Royce Micro-Cap Portfolio                                                   513,780
LM Ptnrs Var Sm Cap Gro, Cl II     Legg Mason Partners Variable Small Cap Growth Portfolio, Class II               398
Third Ave Val                      Third Avenue Value Portfolio                                                854,670
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio Class II Shares      19,836,229
Wanger Intl Sm Cap                 Wanger International Small Cap                                           11,645,766
Wanger U.S. Sm Co                  Wanger U.S. Smaller Companies                                            14,769,519
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund                              996,005
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund                            409,807
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund                                   701,667
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund                              387,282


8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II      EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.11   $         --   $       1.14   $         --
0.75%                                         0.65           1.07           1.13           1.27             --
0.95%                                         0.65           1.06           1.11           1.26             --
1.00%                                           --           1.35             --           1.61             --
1.20%                                           --           1.34             --           1.60             --
1.25%                                           --             --             --             --           1.59


                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI      AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
                                      -------------------------------------------------------------------------
0.55%                                 $         --   $       1.09   $       1.09   $       1.05   $       1.06
0.75%                                         1.10           1.19           1.09           0.73           1.06
0.95%                                         1.09           1.18           1.09           0.72           1.06
1.00%                                         1.59           1.39           1.09           1.39           1.06
1.20%                                         1.58           1.37           1.09           1.38           1.06
1.25%                                           --             --             --             --             --


--------------------------------------------------------------------------------
64 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AB VPS         AB VPS          AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,         INTL,          INTL,         ULTRA,
PRICE LEVEL                               CL B           CL B           CL I           CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $       1.08   $       1.22   $         --   $       1.19   $       1.04
0.75%                                         1.12           1.88           0.83           1.16           1.04
0.95%                                         1.11           1.86           0.82           1.15           1.04
1.00%                                         1.41           2.07             --           1.53           1.04
1.20%                                         1.41           2.06             --           1.51           1.04
1.25%                                           --             --             --             --             --


                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.08   $       1.07   $       1.02   $         --
0.75%                                         1.66           1.35           1.00           1.02           0.84
0.95%                                         1.64           1.34           0.99           1.01           0.84
1.00%                                           --           1.48           1.26           1.01             --
1.20%                                           --           1.47           1.26           1.01             --
1.25%                                         2.24             --             --             --             --

                                                        EG VA          EG VA         FID VIP        FID VIP
                                        CS SM CAP    FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                                GRO       LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $         --   $       1.21   $         --   $       1.08
0.75%                                           --           1.00           1.21           0.98           1.13
0.95%                                           --           1.00           1.21           0.97           1.12
1.00%                                           --           1.33           1.21             --           1.31
1.20%                                           --           1.31           1.21             --           1.30
1.25%                                         1.22             --             --             --             --

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,       REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.24   $         --   $       1.24   $       1.19
0.75%                                         1.71           1.85           1.07           1.40           2.23
0.95%                                         1.69           1.83           1.06           1.39           2.21
1.00%                                           --           1.97             --           1.77           2.00
1.20%                                           --           1.96             --           1.75           1.99
1.25%                                           --             --             --             --             --


                                      FTVIPT FRANK   FTVIPT MUTUAL   FTVIPT TEMP    FTVIPT TEMP      GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                 $       1.12   $       1.15   $         --   $         --   $         --
0.75%                                         1.92           1.29             --           1.42           1.48
0.95%                                         1.90           1.28             --           1.41           1.47
1.00%                                         1.72           1.50             --             --             --
1.20%                                         1.71           1.49             --             --             --
1.25%                                           --             --           1.18             --             --



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                 $       1.09   $       1.17   $         --   $         --   $         --
0.75%                                         0.95           2.09           0.41           1.00           0.52
0.95%                                         0.94           2.06           0.41           0.99           0.52
1.00%                                         1.45           1.73           1.48           2.01             --
1.20%                                         1.44           1.72           1.47           1.99             --
1.25%                                           --             --             --             --             --


--------------------------------------------------------------------------------
65 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                 $       1.15   $       1.07   $       1.09   $       1.05   $       1.23
0.75%                                         1.06           0.63           0.83           1.04           1.37
0.95%                                         1.06           0.63           0.83           1.04           1.36
1.00%                                         1.57           1.25           1.37           1.04           1.98
1.20%                                         1.56           1.25           1.37           1.04           2.02
1.25%                                           --             --             --             --             --

                                         OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,      EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV       VA, SERV        CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $       1.22   $       1.14   $       1.04   $         --   $         --
0.75%                                         1.21           1.14           1.04           1.19           1.30
0.95%                                         1.21           1.14           1.04           1.18           1.29
1.00%                                         1.21           1.14           1.04           1.43           1.61
1.20%                                         1.21           1.13           1.03           1.41           1.59
1.25%                                           --             --             --             --             --

                                      PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                        SCIENCES,      INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                               CL IB         CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                 $       1.17   $       1.18   $         --   $         --   $       1.18
0.75%                                         1.09           1.29           0.86             --           0.62
0.95%                                         1.08           1.27           0.85             --           0.62
1.00%                                         1.32           1.61             --             --           1.61
1.20%                                         1.32           1.60             --             --           1.60
1.25%                                           --             --             --           1.27             --

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                 $       1.06   $       1.02   $       1.02   $       1.02   $       1.18
0.75%                                         0.98           1.06           1.02           1.25           1.50
0.95%                                         0.97           1.05           1.01           1.23           1.49
1.00%                                         1.28           1.01           1.01           1.10           1.83
1.20%                                         1.27           1.00           1.01           1.10           1.82
1.25%                                         1.54           1.20             --           1.37             --

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                 $       1.44   $       0.97   $       1.04   $       1.12   $       1.05
0.75%                                         1.85           1.39           1.04           0.54           1.28
0.95%                                         1.83           1.38           1.03           0.54           1.27
1.00%                                         2.28           1.19           1.03           1.31           1.45
1.20%                                         2.27           1.19           1.03           1.30           1.44
1.25%                                           --           1.40             --             --           1.35

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                 $       1.03   $       1.20   $       1.09   $       1.07   $       1.14
0.75%                                         1.03           0.87           0.78           1.07           1.23
0.95%                                         1.03           0.86           0.78           1.07           1.22
1.00%                                         1.03           1.63           1.30           1.07           1.41
1.20%                                         1.03           1.62           1.30           1.07           1.40
1.25%                                           --           1.19           1.33             --             --

--------------------------------------------------------------------------------
66 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL    SHORT DURATION
                                      --------------------------------------------------------------------------
0.55%                                 $       1.06   $       1.02   $       1.06   $       1.04   $         1.02
0.75%                                         1.19           0.73           0.89           1.04             1.16
0.95%                                         1.19           0.72           0.88           1.04             1.15
1.00%                                         1.19           1.18           1.36           1.04             1.01
1.20%                                         1.19           1.18           1.35           1.03             1.00
1.25%                                           --           1.48             --             --               --


                                         RVS VP         RVS VP         RVS VP         ROYCE      LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CI II
                                      --------------------------------------------------------------------------
0.55%                                 $       1.08   $       1.11   $       1.14   $         --  $          1.06
0.75%                                         1.30           1.60           0.49           2.04             1.06
0.95%                                         1.28           1.59           0.48           2.02             1.05
1.00%                                         1.74           1.69           1.42             --             1.05
1.20%                                         1.73           1.68           1.41             --             1.05
1.25%                                           --             --           1.02             --               --



                                                       VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO       ASSET ALLOC
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $       1.07   $       1.31   $       1.15   $         --
0.75%                                         2.12           1.07           1.24           1.73           1.15
0.95%                                         2.10           1.06           1.23           1.71           1.14
1.00%                                           --           1.06           2.34           1.82           1.31
1.20%                                           --           1.06           2.32           1.81           1.29
1.25%                                           --             --             --             --             --



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP          CAP GRO
                                                                    ------------------------------------------
0.55%                                                               $         --   $       1.11   $       1.05
0.75%                                                                       1.06           1.22           0.97
0.95%                                                                       1.05           1.21           0.96
1.00%                                                                       1.49           1.59           1.60
1.20%                                                                       1.48           1.58           1.59
1.25%                                                                         --             --             --


The following is a summary of units outstanding at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                           --         54,492             --             --             --
0.75%                                      930,278      7,135,648        693,698      1,065,660             --
0.95%                                    1,180,824      3,245,189        451,437        686,097             --
1.00%                                           --      1,055,846             --         35,910             --
1.20%                                           --        846,014             --        150,411             --
1.25%                                           --             --             --             --     22,011,298
--------------------------------------------------------------------------------------------------------------
Total                                    2,111,102     12,337,189      1,145,135      1,938,078     22,011,298
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
67 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI    AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I     TECH, CL B
                                      ------------------------------------------------------------------------
0.55%                                           --          2,440             --         11,401          3,796
0.75%                                      538,527        472,319             --      1,704,468        160,004
0.95%                                      448,540        529,393             --        995,353         64,554
1.00%                                       17,326         31,295             --        164,688         24,552
1.20%                                           --         25,411             --        120,791         17,587
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    1,004,393      1,060,858             --      2,996,701        270,493
--------------------------------------------------------------------------------------------------------------



                                         AB VPS         AB VPS          AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,         INTL,          INTL,         ULTRA,
PRICE LEVEL                               CL B           CL B           CL I          CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                        4,553         58,093             --             --         13,540
0.75%                                   10,828,051      9,162,791      1,011,098      1,658,706        941,047
0.95%                                    6,120,957      5,011,721      1,303,987      1,703,005        389,101
1.00%                                      893,239      1,468,696             --        286,910        300,782
1.20%                                      698,099      1,015,776             --        185,181        109,449
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   18,544,899     16,717,077      2,315,085      3,833,802      1,753,919
--------------------------------------------------------------------------------------------------------------


                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                           --          5,478             --          1,765             --
0.75%                                    1,395,497     10,496,650      1,194,813      2,174,046        280,687
0.95%                                    1,751,027      7,188,299      1,638,087      1,463,658        395,358
1.00%                                           --      1,973,998        180,528        570,064             --
1.20%                                           --      1,479,447        144,350        687,493             --
1.25%                                   18,695,967             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   21,842,491     21,143,872      3,157,778      4,897,026        676,045
--------------------------------------------------------------------------------------------------------------

                                                         EG VA          EG VA         FID VIP        FID VIP
                                       CS SM CAP      FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                               GRO        LG CAP, CL 2       CL 2         SERV CL        SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                           --             --          1,025             --          1,190
0.75%                                           --      1,489,192      1,119,615      3,095,967     13,334,881
0.95%                                           --        966,222        644,970      3,779,653      9,746,048
1.00%                                           --        380,676        457,807             --      2,417,741
1.20%                                           --        134,266        211,219             --      2,066,481
1.25%                                   20,253,792             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   20,253,792      2,970,356      2,434,636      6,875,620     27,566,341
--------------------------------------------------------------------------------------------------------------

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                           --         37,134             --             --          6,502
0.75%                                    3,231,522     16,249,341      1,064,098      5,951,521      9,097,034
0.95%                                    3,605,194     10,285,161      1,169,012      4,012,161      6,194,266
1.00%                                           --      2,674,021             --        557,283        981,277
1.20%                                           --      1,936,534             --        396,540        811,898
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    6,836,716     31,182,191      2,233,110     10,917,505     17,090,977
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
68 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                      FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                           --         16,092             --             --             --
0.75%                                    5,121,305      7,513,236             --        385,549        293,609
0.95%                                    3,470,449      3,446,019             --        357,187        413,220
1.00%                                      736,874      1,383,604             --             --             --
1.20%                                      450,670        824,944             --             --             --
1.25%                                           --             --     18,350,123             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    9,779,298     13,183,895     18,350,123        742,736        706,829
--------------------------------------------------------------------------------------------------------------



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                       45,476         48,549             --             --             --
0.75%                                   11,510,587     10,617,269      1,247,770      5,055,502      1,075,291
0.95%                                    7,488,446      7,579,907      1,143,377      3,778,049      1,352,829
1.00%                                    1,210,256      2,234,109         20,823        200,033             --
1.20%                                      763,514      1,640,669         30,852         81,622             --
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                   21,018,279     22,120,503      2,442,822      9,115,206      2,428,120
--------------------------------------------------------------------------------------------------------------


                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                        5,081          1,189          2,481            454          8,127
0.75%                                    3,902,549      8,646,665      4,782,998      1,420,969      2,791,735
0.95%                                    3,931,932      5,559,994      3,666,630        842,124      2,286,774
1.00%                                      462,363        344,620        246,305        194,897        449,671
1.20%                                      425,457        340,077        287,930        389,969        298,366
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    8,727,382     14,892,545      8,986,344      2,848,413      5,834,673
--------------------------------------------------------------------------------------------------------------

                                         OPPEN        OPPEN MAIN        OPPEN       PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV        VA, SERV       CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                        1,276             --         40,462             --             --
0.75%                                    1,792,581        468,076      9,131,563      3,591,029        260,580
0.95%                                    1,150,661        417,405      5,096,283      1,501,514        236,932
1.00%                                      464,696         82,410      2,294,933        567,437         10,348
1.20%                                      479,039        191,917      1,588,802        256,926         18,118
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,888,253      1,159,808     18,152,043      5,916,906        525,978
--------------------------------------------------------------------------------------------------------------

                                      PUT VT HEALTH     PUT VT       PUT VT INTL      PUT VT         PUT VT
                                        SCIENCES,       INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                               CL IB          CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                        5,798             --             --             --             --
0.75%                                    1,837,192      3,192,765      1,233,658             --      2,910,122
0.95%                                      882,706      2,044,265      1,150,750             --      2,017,783
1.00%                                      585,580        272,919             --             --          5,656
1.20%                                      189,827        135,315             --             --         28,751
1.25%                                           --             --             --     17,269,798             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,501,103      5,645,264      2,384,408     17,269,798      4,962,312
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
69 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                           --            100             --         30,548         49,777
0.75%                                    2,267,936     10,666,049        898,163     19,926,420     17,138,502
0.95%                                    1,877,318      7,130,469        600,730     15,250,824     12,647,754
1.00%                                      182,810      1,751,101        116,774      3,535,193      2,866,452
1.20%                                      150,283      1,666,155        160,445      2,693,854      2,374,603
1.25%                                   14,557,730      3,784,090             --     13,965,723             --
--------------------------------------------------------------------------------------------------------------
Total                                   19,036,077     24,997,964      1,776,112     55,402,562     35,077,088
--------------------------------------------------------------------------------------------------------------

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION    RVS VP        HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                       24,473          7,533         17,092         18,744          8,859
0.75%                                    2,791,657      6,917,395      6,542,638     13,723,694     16,084,480
0.95%                                    1,792,248      5,647,931      3,130,862      8,016,761     13,287,800
1.00%                                      604,702      1,502,965      1,776,983      1,167,041      2,180,766
1.20%                                      338,815      1,478,445      1,111,225        660,289      2,129,989
1.25%                                           --      5,853,725             --             --     13,042,357
--------------------------------------------------------------------------------------------------------------
Total                                    5,551,895     21,407,994     12,578,800     23,586,529     46,734,251
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                        5,980          1,063         71,123             --             87
0.75%                                    1,814,862      3,144,526     11,370,056         69,576      1,403,485
0.95%                                    1,066,994      2,785,260      5,104,585         75,884      1,255,816
1.00%                                      446,295        321,787      1,293,199          9,634        345,919
1.20%                                      282,965        236,999        862,495         14,547         77,164
1.25%                                           --     14,289,690      7,629,078             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,617,096     20,779,325     26,330,536        169,641      3,082,471
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP          RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL    SHORT DURATION
                                      --------------------------------------------------------------------------
0.55%                                          144          5,881          2,642            201            3,963
0.75%                                      350,680     16,571,898      8,982,889        338,615       10,771,479
0.95%                                      247,043     11,371,208      7,645,568        160,626        9,250,067
1.00%                                       51,618        804,931      1,177,771         54,068        1,585,288
1.20%                                      110,539        493,436        940,294         16,252        1,237,220
1.25%                                           --     29,604,613             --             --               --
----------------------------------------------------------------------------------------------------------------
Total                                      760,024     58,851,967     18,749,164        569,762       22,848,017
----------------------------------------------------------------------------------------------------------------


                                         RVS VP         RVS VP         RVS VP         ROYCE       LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II
                                      ---------------------------------------------------------------------------
0.55%                                           --         40,828             --             --                --
0.75%                                    3,007,347      7,106,022      1,291,917        807,840                --
0.95%                                    2,288,795      4,724,012      1,383,042        874,683                --
1.00%                                      350,244        936,980         12,514             --                --
1.20%                                      452,711        737,658            896             --                --
1.25%                                           --             --      6,901,532             --                --
-----------------------------------------------------------------------------------------------------------------
Total                                    6,099,097     13,545,500      9,589,901      1,682,523                --
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
70 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                      VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.     WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO       ASSET ALLOC
                                      ------------------------------------------------------------------------
0.55%                                           --         98,414         27,009         45,089             --
0.75%                                    1,536,977     10,068,536     11,739,666     14,569,345      2,532,190
0.95%                                    1,838,440      4,753,886      8,190,195     11,377,448      1,925,093
1.00%                                           --      2,435,659      1,044,811      2,373,817        401,185
1.20%                                           --      1,753,493        905,699      1,791,968        282,421
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                    3,375,417     19,109,988     21,907,380     30,157,667      5,140,889
--------------------------------------------------------------------------------------------------------------



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP          CAP GRO
                                                                    ------------------------------------------
0.55%                                                                         --             --             --
0.75%                                                                  1,246,523      1,386,610      1,473,405
0.95%                                                                    530,001      1,239,552      1,422,810
1.00%                                                                     31,012        145,203        143,693
1.20%                                                                     45,410        154,789        135,861
1.25%                                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                                                  1,852,946      2,926,154      3,175,769
--------------------------------------------------------------------------------------------------------------


The following is a summary of net assets at Dec. 31, 2005:

                                       AIM VI CAP     AIM VI CAP     AIM VI CAP     AIM VI CAP    AIM VI CORE
PRICE LEVEL                           APPR, SER I    APPR, SER II    DEV, SER I    DEV, SER II     EQ, SER I
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $     60,382   $         --   $         81   $         --
0.75%                                      607,339      7,617,678        781,039      1,354,190             --
0.95%                                      762,539      3,431,576        502,836        864,450             --
1.00%                                           --      1,420,951             --         57,961             --
1.20%                                           --      1,131,497             --        241,204             --
1.25%                                           --             --             --             --     35,121,132
--------------------------------------------------------------------------------------------------------------
Total                                 $  1,369,878   $ 13,662,084   $  1,283,875   $  2,517,886   $ 35,121,132
--------------------------------------------------------------------------------------------------------------


                                         AIM VI       AIM VI FIN    AIM VI INTL       AIM VI     AB VPS GLOBAL
PRICE LEVEL                            DYN, SER I    SERV, SER I    GRO, SER II    TECH, SER I    TECH, CL B
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $      2,747   $        188   $     11,972   $      4,201
0.75%                                      591,059        563,466             80      1,241,238        169,393
0.95%                                      487,944        625,888             80        718,502         68,343
1.00%                                       27,582         43,548             81        228,316         26,167
1.20%                                           56         34,921             81        166,399         18,791
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  1,106,641   $  1,270,570   $        510   $  2,366,427   $    286,895
--------------------------------------------------------------------------------------------------------------



                                         AB VPS         AB VPS         AC VP          AC VP          AC VP
                                       GRO & INC,     INTL VAL,        INTL,          INTL,          ULTRA,
PRICE LEVEL                               CL B           CL B           CL I          CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $      5,000   $     71,077   $         --   $        119   $     14,081
0.75%                                   12,116,934     17,232,925        841,633      1,923,171        974,611
0.95%                                    6,789,941      9,340,498      1,073,781      1,957,153        402,888
1.00%                                    1,263,538      3,046,836             --        440,210        311,405
1.20%                                      981,253      2,093,739             --        280,385        113,290
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 21,156,666   $ 31,785,075   $  1,915,414   $  4,601,038   $  1,816,275
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
71 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         AC VP          AC VP        CALVERT VS    COL HI YIELD,   CS MID-CAP
PRICE LEVEL                            VAL, CL I      VAL, CL II     SOCIAL BAL      VS CL B          GRO
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $      5,925   $         54   $      2,817   $         --
0.75%                                    2,313,425     14,206,032      1,191,097      2,209,222        237,086
0.95%                                    2,872,526      9,624,391      1,616,365      1,483,972        330,243
1.00%                                           --      2,918,334        228,092        577,664             --
1.20%                                           --      2,174,038        181,228        695,069             --
1.25%                                   42,111,400             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 47,297,351   $ 28,928,720   $  3,216,836   $  4,968,744   $    567,329
--------------------------------------------------------------------------------------------------------------

                                                         EG VA         EG VA         FID VIP        FID VIP
                                       CS SM CAP     FUNDAMENTAL      INTL EQ,      GRO & INC,     GRO & INC,
PRICE LEVEL                               GRO        LG CAP, CL 2       CL 2         SERV CL       SERV CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $         --   $      1,305   $         --   $      1,362
0.75%                                           --      1,496,757      1,356,571      3,024,933     15,158,081
0.95%                                           --        962,641        779,490      3,668,048     10,896,247
1.00%                                           --        506,533        553,085             --      3,171,852
1.20%                                           --        175,306        254,546             --      2,693,111
1.25%                                   24,771,457             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 24,771,457   $  3,141,237   $  2,944,997   $  6,692,981   $ 31,920,653
--------------------------------------------------------------------------------------------------------------

                                        FID VIP        FID VIP        FID VIP        FID VIP      FTVIPT FRANK
                                        MID CAP,       MID CAP,      OVERSEAS,      OVERSEAS,      REAL EST,
PRICE LEVEL                             SERV CL       SERV CL 2       SERV CL       SERV CL 2         CL 2
                                      ------------------------------------------------------------------------
0.55%                                 $         --   $     45,999   $         --   $         92   $      7,706
0.75%                                    5,528,913     30,030,055      1,139,108      8,358,009     20,349,441
0.95%                                    6,119,520     18,825,586      1,238,334      5,589,217     13,693,467
1.00%                                           --      5,267,369             --        983,539      1,964,430
1.20%                                           --      3,790,461             --        695,463      1,615,125
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 11,648,433   $ 57,959,470   $  2,377,442   $ 15,626,320   $ 37,630,169
--------------------------------------------------------------------------------------------------------------


                                      FTVIPT FRANK   FTVIPT MUTUAL  FTVIPT TEMP    FTVIPT TEMP       GS VIT
                                         SM CAP         SHARES        DEV MKTS       FOR SEC,      STRUCTD SM
PRICE LEVEL                            VAL, CL 2      SEC, CL 2      SEC, CL 1         CL 2          CAP EQ
                                      ------------------------------------------------------------------------
0.55%                                 $         84   $     18,434   $         --   $         --   $         --
0.75%                                    9,830,884      9,672,847             --        546,696        435,554
0.95%                                    6,591,757      4,397,769             --        502,288        606,554
1.00%                                    1,269,765      2,075,374             --             --             --
1.20%                                      771,702      1,229,621             --             --             --
1.25%                                           --             --     21,761,555             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 18,464,192   $ 17,394,045   $ 21,761,555   $  1,048,984   $  1,042,108
--------------------------------------------------------------------------------------------------------------



                                         GS VIT         GS VIT      JANUS ASPEN    JANUS ASPEN    JANUS ASPEN
                                        STRUCTD        MID CAP      GLOBAL TECH,    INTL GRO,     MID CAP GRO,
PRICE LEVEL                             U.S. EQ          VAL            SERV           SERV           SERV
                                      ------------------------------------------------------------------------
0.55%                                 $     49,608   $     56,975   $         --   $         --   $         --
0.75%                                   10,982,378     22,172,396        516,460      5,068,831        560,335
0.95%                                    7,076,321     15,653,143        468,268      3,748,050        706,604
1.00%                                    1,755,637      3,875,891         30,738        401,201             --
1.20%                                    1,100,568      2,829,023         45,279        162,179             --
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 20,964,512   $ 44,587,428   $  1,060,745   $  9,380,261   $  1,266,939
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
72 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         LAZARD        MFS INV          MFS            MFS            MFS
                                         RETIRE       GRO STOCK,      NEW DIS,     TOTAL RETURN,   UTILITIES,
PRICE LEVEL                             INTL EQ        SERV CL        SERV CL        SERV CL        SERV CL
                                      ------------------------------------------------------------------------
0.55%                                 $      5,853   $      1,329   $      2,756   $        553   $      9,996
0.75%                                    4,166,065      5,486,905      3,991,898      1,482,578      3,821,991
0.95%                                    4,179,749      3,490,942      3,027,501        876,615      3,103,174
1.00%                                      724,465        432,251        338,512        202,767        892,281
1.20%                                      662,508        423,909        393,332        404,804        602,148
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  9,738,640   $  9,835,336   $  7,753,999   $  2,967,317   $  8,429,590
--------------------------------------------------------------------------------------------------------------

                                         OPPEN        OPPEN MAIN       OPPEN        PIONEER EQ      PIONEER
                                       GLOBAL SEC     ST SM CAP     STRATEGIC BOND   INC VCT,     EUROPE VCT,
PRICE LEVEL                             VA, SERV       VA, SERV       VA, SERV        CL II          CL II
                                      ------------------------------------------------------------------------
0.55%                                 $      1,672   $         85   $     42,166   $         --    $        --
0.75%                                    2,173,367        533,283      9,493,617      4,299,453        338,742
0.95%                                    1,391,907        474,591      5,286,444      1,770,163        305,283
1.00%                                      562,022         93,802      2,379,344        809,480         16,610
1.20%                                      577,656        217,519      1,643,508        361,778         28,809
1.25%                                           --             --             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  4,706,624   $  1,319,280   $ 18,845,079   $  7,240,874   $    689,444
--------------------------------------------------------------------------------------------------------------

                                      PUT VT HEALTH     PUT VT      PUT VT INTL       PUT VT         PUT VT
                                        SCIENCES,      INTL EQ,       NEW OPP,       NEW OPP,        VISTA,
PRICE LEVEL                              CL IB          CL IB          CL IB          CL IA          CL IB
                                      ------------------------------------------------------------------------
0.55%                                 $      6,835   $         59   $         --   $         --   $         59
0.75%                                    2,001,853      4,105,011      1,061,695             --      1,812,041
0.95%                                      953,428      2,612,564        980,077             --      1,243,494
1.00%                                      775,356        440,026             --             --          9,087
1.20%                                      249,838        216,827             --             --         45,950
1.25%                                           --             --             --     21,891,546             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  3,987,310   $  7,374,487   $  2,041,772   $ 21,891,546   $  3,110,631
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                               BAL         CASH MGMT      CORE BOND       DIV BOND      DIV EQ INC
                                      ------------------------------------------------------------------------
0.55%                                 $         80   $      1,124   $      1,018   $     31,201   $     58,960
0.75%                                    2,213,419     11,323,487        912,025     24,878,226     25,746,766
0.95%                                    1,835,888      7,490,454        608,639     18,811,215     18,856,898
1.00%                                      234,435      1,764,352        118,238      3,897,295      5,242,487
1.20%                                      191,516      1,667,836        162,093      2,951,379      4,315,793
1.25%                                   22,708,612      4,565,897             --     19,298,206             --
--------------------------------------------------------------------------------------------------------------
Total                                 $ 27,183,950   $ 26,813,150   $  1,802,013   $ 69,867,522   $ 54,220,904
--------------------------------------------------------------------------------------------------------------

                                                        RVS VP         RVS VP                        RVS VP
                                         RVS VP         GLOBAL    GLOBAL INFLATION   RVS VP         HI YIELD
PRICE LEVEL                            EMER MKTS         BOND         PROT SEC         GRO            BOND
                                      ------------------------------------------------------------------------
0.55%                                 $     35,263   $      8,320   $     18,800   $     20,959   $     10,309
0.75%                                    5,169,836      9,609,607      6,784,365      7,450,315     20,533,963
0.95%                                    3,284,453      7,772,201      3,239,290      4,306,147     16,829,980
1.00%                                    1,380,036      1,793,913      1,837,356      1,522,898      3,162,389
1.20%                                      768,380      1,752,928      1,146,429        856,278      3,064,802
1.25%                                           --      8,224,826             --             --     17,835,358
--------------------------------------------------------------------------------------------------------------
Total                                 $ 10,637,968   $ 29,161,795   $ 13,026,240   $ 14,156,597   $ 61,436,801
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
73 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                         RVS VP         RVS VP         RVS VP         RVS VP         RVS VP
PRICE LEVEL                             INC OPP        INTL OPP      LG CAP EQ      LG CAP VAL    MID CAP GRO
                                      ------------------------------------------------------------------------
0.55%                                 $      7,223   $      1,334   $     77,384   $         54   $        157
0.75%                                    1,873,714      2,740,359      8,904,193         74,508      1,728,932
0.95%                                    1,099,112      2,401,556      3,974,727         81,084      1,542,153
1.00%                                      459,387        523,598      1,684,272         10,289        486,375
1.20%                                      290,626        383,232      1,119,401         15,501        107,818
1.25%                                           --     17,043,925     10,184,886             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $  3,730,062   $ 23,094,004   $ 25,944,863   $    181,436   $  3,865,435
--------------------------------------------------------------------------------------------------------------

                                         RVS VP         RVS VP         RVS VP         RVS VP        RVS VP
PRICE LEVEL                           MID CAP VAL      NEW DIM        S&P 500       SELECT VAL   SHORT DURATION
                                      -------------------------------------------------------------------------
0.55%                                 $        206   $      6,010   $      2,863   $        262   $      5,036
0.75%                                      417,148     12,094,008      7,949,984        352,260     12,488,134
0.95%                                      293,459      8,251,704      6,694,799        166,713     10,614,441
1.00%                                       61,299        953,404      1,600,373         56,081      1,600,129
1.20%                                      131,095        580,848      1,269,929         16,819      1,241,069
1.25%                                           --     43,998,381             --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                 $    903,207   $ 65,884,355   $ 17,517,948   $    592,135   $ 25,948,809
--------------------------------------------------------------------------------------------------------------


                                         RVS VP         RVS VP         RVS VP         ROYCE      LM PTNRS VAR SM
PRICE LEVEL                            SM CAP ADV     SM CAP VAL    STRATEGY AGGR   MICRO-CAP     CAP GRO, CL II
                                      --------------------------------------------------------------------------
0.55%                                 $         82   $     45,193   $         57   $         --  $            78
0.75%                                    3,936,822     11,365,227        632,619      1,646,937               78
0.95%                                    2,949,709      7,489,580        669,838      1,764,446               78
1.00%                                      609,277      1,587,877         17,796             --               77
1.20%                                      782,717      1,242,292          1,326             --               77
1.25%                                           --             --      7,063,005             --               --
----------------------------------------------------------------------------------------------------------------
Total                                 $  8,278,607   $ 21,730,169   $  8,384,641   $  3,411,383  $           388
----------------------------------------------------------------------------------------------------------------



                                                       VANK LIT
                                       THIRD AVE      COMSTOCK,     WANGER INTL    WANGER U.S.       WF ADV VT
PRICE LEVEL                               VAL           CL II          SM CAP         SM CO         ASSET ALLOC
                                      --------------------------------------------------------------------------
0.55%                                 $         --   $    105,125   $     35,461   $     51,921     $         --
0.75%                                    3,258,233     10,730,936     14,569,026     25,145,221        2,909,169
0.95%                                    3,856,424      5,055,090     10,058,075     19,432,352        2,190,936
1.00%                                           --      2,588,878      2,441,363      4,318,014          526,421
1.20%                                           --      1,859,690      2,103,163      3,238,876          364,774
1.25%                                           --             --             --             --               --
----------------------------------------------------------------------------------------------------------------
Total                                 $  7,114,657   $ 20,339,719   $ 29,207,088   $ 52,186,384     $  5,991,300
----------------------------------------------------------------------------------------------------------------



                                                                      WF ADV VT      WF ADV VT    WF ADV VT SM
PRICE LEVEL                                                           INTL CORE         OPP         CAP GRO
                                                                    ------------------------------------------
0.55%                                                               $         --   $         84   $         51
0.75%                                                                  1,357,320      1,695,946      1,429,121
0.95%                                                                    558,880      1,502,191      1,367,076
1.00%                                                                     46,306        230,306        229,506
1.20%                                                                     67,134        243,684        215,488
1.25%                                                                         --             --             --
--------------------------------------------------------------------------------------------------------------
Total                                                               $  2,029,640   $  3,672,211   $  3,241,242
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
74 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2005 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2005        2,111      $0.65   to  $0.65        $ 1,370              0.06%    0.75%    to  0.95%     8.02%     to   7.81%
2004        2,381      $0.60   to  $0.60        $ 1,432                --     0.75%    to  0.95%     5.83%     to   5.62%
2003        2,354      $0.57   to  $0.57        $ 1,339                --     0.75%    to  0.95%    29.55%     to  29.55%
2002        2,454      $0.44   to  $0.44        $ 1,087                --     0.75%    to  0.95%   (25.42%)    to (25.42%)
2001        2,525      $0.59   to  $0.59        $ 1,491                --     0.75%    to  0.95%   (24.36%)    to (24.36%)

AIM VI CAP APPR, SER II
2005       12,337      $1.11   to  $1.34        $13,662                --     0.55%    to  1.20%     7.98%     to   7.29%
2004        3,288      $1.03   to  $1.25        $ 3,328                --     0.55%    to  1.20%     2.62%(10) to   5.07%
2003        1,350      $0.94   to  $1.19        $ 1,276                --     0.75%    to  1.20%    28.77%     to  19.00%(8)(*)
2002          797      $0.73   to  $0.73        $   583                --     0.75%    to  0.95%   (25.51%)    to (25.51%)
2001          184      $0.98   to  $0.98        $   181                --     0.75%    to  0.95%     2.00%(5)  to   2.00%(5)

AIM VI CAP DEV, SER I
2005        1,145      $1.13   to  $1.11        $ 1,284                --     0.75%    to  0.95%     8.79%     to   8.57%
2004        1,315      $1.03   to  $1.03        $ 1,355                --     0.75%    to  0.95%    14.64%     to  14.41%
2003        1,370      $0.90   to  $0.90        $ 1,233                --     0.75%    to  0.95%    34.33%     to  34.33%
2002        1,526      $0.67   to  $0.67        $ 1,023                --     0.75%    to  0.95%   (22.09%)    to (22.09%)
2001        1,731      $0.86   to  $0.86        $ 1,489                --     0.75%    to  0.95%    (8.51%)    to  (8.51%)

AIM VI CAP DEV, SER II
2005        1,938      $1.14   to  $1.60        $ 2,518                --     0.55%    to  1.20%     8.67%     to   7.97%
2004        1,713      $1.05   to  $1.49        $ 2,044                --     0.55%    to  1.20%     5.05%(10) to  13.90%
2003        1,091      $1.02   to  $1.30        $ 1,128                --     0.75%    to  1.20%    34.21%     to  30.00%(8)(*)
2002          679      $0.76   to  $0.98        $   519                --     0.75%    to  1.00%   (22.45%)    to  (2.00%)(8)
2001          132      $0.98   to  $0.98        $   130                --     0.75%    to  0.95%    (2.00%)(5) to  (2.00%)(5)

AIM VI CORE EQ, SER I
2005       22,011      $1.59   to  $1.59        $35,121              1.39%    1.25%    to  1.25%     4.01%     to   4.01%
2004       27,583      $1.53   to  $1.53        $42,296              0.97%    1.25%    to  1.25%     7.62%     to   7.62%
2003       29,671      $1.42   to  $1.42        $42,231              1.02%    1.25%    to  1.25%    22.41%     to  22.41%
2002       31,745      $1.16   to  $1.16        $36,764              0.30%    1.25%    to  1.25%   (16.55%)    to (16.55%)
2001       37,846      $1.39   to  $1.39        $52,534              0.05%    1.25%    to  1.25%   (23.63%)    to (23.63%)

AIM VI DYN, SER I
2005        1,004      $1.10   to  $1.58        $ 1,107                --     0.75%    to  1.20%     9.89%     to   9.40%
2004          991      $1.00   to  $1.45        $   994                --     0.75%    to  1.20%    12.49%     to  11.99%
2003        1,000      $0.89   to  $1.29        $   889                --     0.75%    to  1.20%    36.92%     to  29.00%(8)(*)
2002          721      $0.65   to  $0.65        $   467                --     0.75%    to  0.95%   (32.29%)    to (32.29%)
2001          367      $0.96   to  $0.96        $   352                --     0.75%    to  0.95%    (4.00%)(5) to  (4.00%)(5)

AIM VI FIN SERV, SER I
2005        1,061      $1.09   to  $1.37        $ 1,271              1.27%    0.55%    to  1.20%     5.33%     to   4.65%
2004        1,238      $1.04   to  $1.31        $ 1,409              0.78%    0.55%    to  1.20%     3.48%(10) to   7.38%
2003          990      $1.05   to  $1.22        $ 1,046              0.64%    0.75%    to  1.20%    28.05%     to  22.00%(8)(*)
2002          643      $0.82   to  $0.96        $   525              0.81%    0.75%    to  1.00%   (15.46%)    to  (4.00%)(8)
2001          213      $0.97   to  $0.97        $   206                --     0.75%    to  0.95%    (3.00%)(5) to  (3.00%)(5)

--------------------------------------------------------------------------------
75 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AIM VI INTL GRO, SER II
2005           --      $1.09   to     $1.09     $     1              1.50%    0.55%    to  1.20%     8.29%(12) to   8.17%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --

AIM VI TECH, SER I
2005        2,997      $1.05   to     $1.38     $ 2,366                --     0.55%    to  1.20%     1.61%     to   0.96%
2004        1,505      $1.03   to     $1.36     $ 1,111                --     0.55%    to  1.20%     3.17%(10) to   3.38%
2003          947      $0.69   to     $1.32        $660                --     0.75%    to  1.20%    43.75%     to  32.00%(8)(*)
2002          456      $0.48   to     $0.48        $219                --     0.75%    to  0.95%   (47.25%)    to (47.25%)
2001          155      $0.91   to     $0.91        $140                --     0.75%    to  0.95%    (9.00%)(5) to  (9.00%)(5)

AB VPS GLOBAL TECH, CL B
2005          270      $1.06   to     $1.06     $   287                --     0.55%    to   1.20%    5.87%(12) to   5.76%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --

AB VPS GRO & INC, CL B
2005       18,545      $1.08   to     $1.41     $21,157              1.26%    0.55%    to  1.20%     4.02%     to   3.35%
2004       15,332      $1.03   to     $1.36     $16,842              0.72%    0.55%    to  1.20%     3.49%(10) to   9.89%
2003       10,065      $0.98   to     $1.24     $ 9,953              0.80%    0.75%    to  1.20%    32.43%     to  30.53%
2002        5,864      $0.74   to     $0.95     $ 4,361              0.55%    0.75%    to  1.20%   (23.71%)    to  (5.00%)(8)
2001        1,037      $0.97   to     $0.96     $ 1,000                --     0.75%    to  0.95%    (3.00%)(5) to  (4.00%)(5)

AB VPS INTL VAL, CL B
2005       16,717      $1.22   to     $2.06     $31,785              0.46%    0.55%    to  1.20%    15.88%     to  15.13%
2004        7,741      $1.06   to     $1.79     $12,765              0.40%    0.55%    to  1.20%     5.52%(10) to  23.40%
2003        3,795      $1.31   to     $1.45     $ 5,044              0.25%    0.75%    to  1.20%    42.39%     to  42.16%
2002        1,067      $0.92   to     $1.02     $   981              0.11%    0.75%    to  1.20%    (6.12%)    to   2.00%(8)
2001           67      $0.98   to     $0.98     $    66                --     0.75%    to  0.95%    (2.00%)(5) to  (2.00%)(5)

AC VP INTL, CL I
2005        2,315      $0.83   to     $0.82     $ 1,915              1.15%    0.75%    to  0.95%    12.41%     to  12.18%
2004        2,554      $0.74   to     $0.73     $ 1,882              0.56%    0.75%    to  0.95%    14.07%     to  13.84%
2003        2,798      $0.65   to     $0.64     $ 1,810              0.67%    0.75%    to  0.95%    22.64%     to  23.08%
2002        2,520      $0.53   to     $0.52     $ 1,320              0.78%    0.75%    to  0.95%   (19.70%)    to (21.21%)
2001        2,449      $0.66   to     $0.66     $ 1,625              0.05%    0.75%    to  0.95%   (30.53%)    to (29.79%)

AC VP INTL, CL II
2005        3,834      $1.19   to     $1.51     $ 4,601              0.96%    0.55%    to  1.20%    12.49%     to  11.76%
2004        3,289      $1.06   to     $1.35     $ 3,510              0.34%    0.55%    to  1.20%     6.00%(10) to  13.41%
2003        2,201      $0.91   to     $1.19     $ 2,024              0.46%    0.75%    to  1.20%    24.66%     to  19.00%(8)(*)
2002        1,259      $0.73   to     $0.98     $   924              0.36%    0.75%    to  1.00%   (21.51%)    to  (2.00%)(8)
2001          271      $0.93   to     $0.93     $   253                --     0.75%    to  0.95%    (7.00%)(5) to  (7.00%)(5)

AC VP ULTRA, CL II
2005        1,754      $1.04   to     $1.04     $ 1,816                --    0.55%     to  1.20%     3.73%(12) to   3.62%(12)
2004           --         --             --          --                --       --           --        --             --
2003           --         --             --          --                --       --           --        --             --
2002           --         --             --          --                --       --           --        --             --
2001           --         --             --          --                --       --           --        --             --


--------------------------------------------------------------------------------
76 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
AC VP VAL, CL I
2005       21,842      $1.66   to  $2.24        $47,297         0.87%         0.75%   to   1.25%     4.25%     to   3.73%
2004       22,372      $1.59   to  $2.16        $46,818         0.97%         0.75%   to   1.25%    13.48%     to  12.92%
2003       20,864      $1.40   to  $1.92        $38,589         1.04%         0.75%   to   1.25%    27.27%     to  27.15%
2002       19,543      $1.10   to  $1.51        $28,505         0.84%         0.75%   to   1.25%   (12.70%)    to (13.71%)
2001       17,032      $1.26   to  $1.75        $28,648         1.01%         0.75%   to   1.25%    11.50%     to  11.46%

AC VP VAL, CL II
2005       21,144      $1.08   to  $1.47        $28,929         0.61%         0.55%   to   1.20%     4.28%     to   3.61%
2004       14,074      $1.04   to  $1.42        $18,477         0.70%         0.55%   to   1.20%     3.61%(10) to  12.81%
2003        8,466      $1.15   to  $1.26        $ 9,744         0.76%         0.75%   to   1.20%    27.78%     to  26.00%(8)(*)
2002        4,948      $0.90   to  $0.99        $ 4,432         0.57%         0.75%   to   1.00%   (13.46%)    to  (1.00%)(8)
2001        1,567      $1.04   to  $1.04        $ 1,623           --          0.75%   to   0.95%     4.00%(5)  to   4.00%(5)

CALVERT VS SOCIAL BAL
2005        3,158      $1.07   to  $1.26        $ 3,217         2.09%         0.55%   to   1.20%     5.07%     to   4.39%
2004        2,147      $1.02   to  $1.20        $ 2,109         2.37%         0.55%   to   1.20%     1.75%(10) to   6.97%
2003        1,031      $0.88   to  $1.12        $   913         2.54%         0.75%   to   1.20%    17.33%     to  12.00%(8)(*)
2002          659      $0.75   to  $0.74        $   491         3.02%         0.75%   to   0.95%   (12.79%)    to (13.95%)
2001          413      $0.86   to  $0.86        $   354        10.96%         0.75%   to   0.95%    (7.53%)    to  (7.53%)

COL HI YIELD, VS CL B
2005        4,897      $1.02   to  $1.01        $ 4,969           --          0.55%   to   1.20%     1.85%     to   1.19%
2004          129      $1.00   to  $1.00        $   133        62.36%         0.55%   to   1.20%     0.11%(10) to   0.03%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

CS MID-CAP GRO
2005          676      $0.84   to  $0.84        $   567           --          0.75%   to   0.95%     6.18%     to   5.97%
2004          714      $0.80   to  $0.79        $   565           --          0.75%   to   0.95%    12.27%     to  12.05%
2003          768      $0.71   to  $0.70        $   542           --          0.75%   to   0.95%    42.00%     to  40.00%
2002          814      $0.50   to  $0.50        $   404           --          0.75%   to   0.95%   (29.58%)    to (29.58%)
2001        1,079      $0.71   to  $0.71        $   764           --          0.75%   to   0.95%   (16.47%)    to (16.47%)

CS SM CAP GRO
2005       20,254      $1.22   to  $1.22        $24,771           --          1.25%   to   1.25%    (3.89%)    to  (3.89%)
2004       25,658      $1.27   to  $1.27        $32,649           --          1.25%   to   1.25%     9.49%     to   9.49%
2003       27,521      $1.16   to  $1.16        $31,955           --          1.25%   to   1.25%    46.84%     to  46.84%
2002       26,573      $0.79   to  $0.79        $21,050           --          1.25%   to   1.25%   (34.71%)    to (34.71%)
2001       27,790      $1.21   to  $1.21        $33,589           --          1.25%   to   1.25%   (17.12%)    to (17.12%)

EG VA FUNDAMENTAL LG CAP, CL 2
2005        2,970      $1.00   to  $1.31        $ 3,141         0.76%         0.75%   to   1.20%     7.93%     to   7.45%
2004        2,642      $0.93   to  $1.22        $ 2,614         1.17%         0.75%   to   1.20%     8.12%     to   7.63%
2003        1,756      $0.86   to  $1.13        $ 1,588         6.54%         0.75%   to   1.20%     3.61%(9)  to   4.63%(9)
2002           --         --          --             --         0.12%           --           --        --             --
2001           --         --          --             --           --            --           --        --             --

EG VA INTL EQ, CL 2
2005        2,435      $1.21   to  $1.21        $ 2,945         3.75%         0.55%   to   1.20%    15.04%     to  14.30%
2004           87      $1.06   to  $1.05        $    92         9.11%         0.55%   to   1.20%     5.63%(10) to   5.54%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

--------------------------------------------------------------------------------
77 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
FID VIP GRO & INC, SERV CL
2005        6,876      $0.98   to  $0.97        $ 6,693         1.42%         0.75%   to   0.95%     6.72%     to   6.51%
2004        7,075      $0.92   to  $0.91        $ 6,459         0.78%         0.75%   to   0.95%     4.97%     to   4.76%
2003        6,955      $0.87   to  $0.87        $ 6,058         1.06%         0.75%   to   0.95%    22.54%     to  22.54%
2002        6,275      $0.71   to  $0.71        $ 4,462         1.26%         0.75%   to   0.95%   (17.44%)    to (17.44%)
2001        6,137      $0.86   to  $0.86        $ 5,270         0.38%         0.75%   to   0.95%    (9.47%)    to  (9.47%)

FID VIP GRO & INC, SERV CL 2
2005       27,566      $1.08   to  $1.30        $31,921         1.23%         0.55%   to   1.20%     6.81%     to   6.12%
2004       24,004      $1.01   to  $1.23        $25,969         0.62%         0.55%   to   1.20%     0.74%(10) to   4.27%
2003       14,354      $1.01   to  $1.18        $14,771         0.67%         0.75%   to   1.20%    23.17%     to  21.65%
2002        6,370      $0.82   to  $0.97        $ 5,249         0.54%         0.75%   to   1.20%   (18.00%)    to  (3.00%)(8)
2001        1,085      $1.00   to  $1.00        $ 1,084           --          0.75%   to   0.95%     0.00%(5)  to   0.00%(5)

FID VIP MID CAP, SERV CL
2005        6,837      $1.71   to  $1.69        $11,648         1.59%         0.75%   to   0.95%    17.32%     to  17.09%
2004        6,800      $1.46   to  $1.45        $ 9,887           --          0.75%   to   0.95%    23.84%     to  23.59%
2003        6,440      $1.18   to  $1.17        $ 7,570         0.30%         0.75%   to   0.95%    37.21%     to  37.65%
2002        5,777      $0.86   to  $0.85        $ 4,947         0.85%         0.75%   to   0.95%   (10.42%)    to (11.46%)
2001        5,651      $0.96   to  $0.96        $ 5,417           --          0.75%   to   0.95%    (4.00%)    to  (4.00%)

FID VIP MID CAP, SERV CL 2
2005       31,182      $1.24   to  $1.96        $57,959         1.46%         0.55%   to   1.20%    17.37%     to  16.61%
2004       23,734      $1.06   to  $1.68        $37,670           --          0.55%   to   1.20%     5.81%(10) to  23.17%
2003       13,814      $1.27   to  $1.36        $17,664         0.19%         0.75%   to   1.20%    36.56%     to  36.00%
2002        6,528      $0.93   to  $1.00        $ 6,055         0.36%         0.75%   to   1.20%   (10.58%)    to   0.00%(8)
2001        1,124      $1.04   to  $1.04        $ 1,170           --          0.75%   to   0.95%     4.00%(5)  to   4.00%(5)

FID VIP OVERSEAS, SERV CL
2005        2,233      $1.07   to  $1.06        $ 2,377         0.58%         0.75%   to   0.95%    18.08%     to  17.85%
2004        2,411      $0.91   to  $0.90        $ 2,176         0.97%         0.75%   to   0.95%    12.63%     to  12.41%
2003        1,804      $0.80   to  $0.80        $ 1,446         0.76%         0.75%   to   0.95%    40.35%     to  42.86%
2002        1,805      $0.57   to  $0.56        $ 1,020         0.70%         0.75%   to   0.95%   (20.83%)    to (21.13%)
2001        1,809      $0.72   to  $0.71        $ 1,293         1.79%         0.75%   to   0.95%   (21.74%)    to (22.83%)

FID VIP OVERSEAS, SERV CL 2
2005       10,918      $1.24   to  $1.75        $15,626         0.48%         0.55%   to   1.20%    18.12%     to  17.37%
2004        9,927      $1.05   to  $1.49        $12,019         0.72%         0.55%   to   1.20%     5.07%(10) to  11.95%
2003        3,998      $1.06   to  $1.33        $ 4,284         0.33%         0.75%   to   1.20%    41.33%     to  41.49%
2002        1,612      $0.75   to  $0.94        $ 1,205         0.35%         0.75%   to   1.20%   (21.05%)    to  (6.00%)(8)
2001          250      $0.95   to  $0.95        $   236           --          0.75%   to   0.95%    (5.00%)(5) to  (5.00%)(5)

FTVIPT FRANK REAL EST, CL 2
2005       17,091      $1.19   to  $1.99        $37,630         1.38%         0.55%   to   1.20%    12.85%     to  12.12%
2004       14,215      $1.05   to  $1.77        $27,833         1.87%         0.55%   to   1.20%     3.95%(10) to  30.23%
2003        9,414      $1.51   to  $1.36        $14,127         2.35%         0.75%   to   1.20%    34.82%     to  33.33%
2002        5,284      $1.12   to  $1.02        $ 5,932         2.66%         0.75%   to   1.20%     0.90%     to   2.00%(8)
2001        2,218      $1.11   to  $1.11        $ 2,457         3.55%         0.75%   to   0.95%     6.73%     to   6.73%

FTVIPT FRANK SM CAP VAL, CL 2
2005        9,779      $1.12   to  $1.71        $18,464         0.74%         0.55%   to   1.20%     8.17%     to   7.47%
2004        6,961      $1.04   to  $1.59        $12,234         0.18%         0.55%   to   1.20%     3.92%(10) to  22.27%
2003        4,112      $1.45   to  $1.30        $ 5,892         0.21%         0.75%   to   1.20%    31.82%     to  30.00%
2002        2,336      $1.10   to  $1.00        $ 2,572         0.35%         0.75%   to   1.20%   (10.57%)    to   0.00%(8)
2001          760      $1.23   to  $1.22        $   931         0.36%         0.75%   to   0.95%    12.84%     to  12.96%

--------------------------------------------------------------------------------
78 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SEC, CL 2
2005       13,184      $1.15   to  $1.49        $17,394         0.89%         0.55%   to   1.20%     9.95%     to   9.24%
2004        8,738      $1.04   to  $1.36        $10,601         0.76%         0.55%   to   1.20%     3.99%(10) to  11.29%
2003        4,974      $1.05   to  $1.23        $ 5,342         0.96%         0.75%   to   1.20%    23.53%     to  24.24%
2002        1,781      $0.85   to  $0.99        $ 1,509         0.91%         0.75%   to   1.20%   (12.37%)    to  (1.00%)(8)
2001          310      $0.97   to  $0.97        $   299           --          0.75%   to   0.95%    (3.00%)(5) to  (3.00%)(5)

FTVIPT TEMP DEV MKTS SEC, CL 1
2005       18,350      $1.18   to  $1.18        $21,762         1.41%         1.25%   to   1.25%    26.18%     to  26.18%
2004       19,516      $0.94   to  $0.94        $18,344         1.94%         1.25%   to   1.25%    23.28%     to  23.28%
2003       19,088      $0.76   to  $0.76        $14,532         1.36%         1.25%   to   1.25%    52.00%     to  52.00%
2002       19,145      $0.50   to  $0.50        $ 9,598         1.64%         1.25%   to   1.25%    (1.96%)    to  (1.96%)
2001       20,288      $0.51   to  $0.51        $10,293         1.02%         1.25%   to   1.25%    (8.93%)    to  (8.93%)

FTVIPT TEMP FOR SEC, CL 2
2005          743      $1.42   to  $1.41        $ 1,049         1.25%         0.75%   to   0.95%     9.35%     to   9.13%
2004          746      $1.30   to  $1.29        $   964         1.04%         0.75%   to   0.95%    17.65%     to  17.41%
2003          508      $1.10   to  $1.10        $   558         1.56%         0.75%   to   0.95%    30.95%     to  30.95%
2002          294      $0.84   to  $0.84        $   247         1.63%         0.75%   to   0.95%   (16.00%)(7) to (16.00%)(7)
2001           --         --          --             --           --            --           --        --             --

GS VIT STRUCTD SM CAP EQ
2005          707      $1.48   to  $1.47        $ 1,042         0.23%         0.75%   to   0.95%     5.28%     to   5.07%
2004          956      $1.41   to  $1.40        $ 1,341         0.20%         0.75%   to   0.95%    15.46%     to  15.23%
2003          947      $1.22   to  $1.21        $ 1,152         0.23%         0.75%   to   0.95%    45.24%     to  44.05%
2002        1,078      $0.84   to  $0.84        $   905         0.26%         0.75%   to   0.95%   (16.00%)    to (16.00%)
2001        1,169      $1.00   to  $1.00        $ 1,165         0.46%         0.75%   to   0.95%     4.17%     to   4.17%

GS VIT STRUCTD U.S. EQ
2005       21,018      $1.09   to  $1.44        $20,965         1.12%         0.55%   to   1.20%     5.93%     to   5.24%
2004        9,790      $1.03   to  $1.37        $ 9,003         1.38%         0.55%   to   1.20%     3.07%(10) to  13.57%
2003        6,258      $0.79   to  $1.21        $ 5,014         0.85%         0.75%   to   1.20%    27.42%     to  28.72%
2002        4,979      $0.62   to  $0.94        $ 3,064         0.69%         0.75%   to   1.20%   (21.52%)    to  (6.00%)(8)
2001        3,210      $0.79   to  $0.79        $ 2,546         0.73%         0.75%   to   0.95%   (13.19%)    to (13.19%)

GS VIT MID CAP VAL
2005       22,121      $1.17   to  $1.72        $44,587         0.72%         0.55%   to   1.20%    12.21%     to  11.48%
2004       13,606      $1.05   to  $1.55        $24,744         0.73%         0.55%   to   1.20%     4.59%(10) to  24.39%
2003        8,432      $1.49   to  $1.24        $12,399         1.17%         0.75%   to   1.20%    27.35%     to  26.53%
2002        4,721      $1.17   to  $0.98        $ 5,500         1.45%         0.75%   to   1.20%    (5.65%)    to  (2.00%)(8)
2001        1,892      $1.24   to  $1.23        $ 2,335         1.76%         0.75%   to   0.95%    11.71%     to  10.81%

JANUS ASPEN GLOBAL TECH, SERV
2005        2,443      $0.41   to  $1.47        $ 1,061           --          0.75%   to   1.20%    10.72%     to  10.22%
2004        2,658      $0.37   to  $1.33        $ 1,030           --          0.75%   to   1.20%    (0.18%)    to  (0.63%)
2003        2,880      $0.37   to  $1.34        $ 1,094           --          0.75%   to   1.20%    42.31%     to  44.09%
2002        2,475      $0.26   to  $0.93        $   637           --          0.75%   to   1.20%   (40.91%)    to  (7.00%)(8)
2001        2,251      $0.44   to  $0.44        $   988         0.68%         0.75%   to   0.95%   (38.03%)    to (38.03%)

JANUS ASPEN INTL GRO, SERV
2005        9,115      $1.00   to  $1.99        $ 9,380         1.09%         0.75%   to   1.20%    30.96%     to  30.37%
2004        9,169      $0.77   to  $1.52        $ 7,202         0.88%         0.75%   to   1.20%    17.80%     to  17.27%
2003        8,377      $0.65   to  $1.30        $ 5,451         0.97%         0.75%   to   1.20%    32.65%     to  30.00%(8)(*)
2002        8,095      $0.49   to  $0.98        $ 3,934         0.70%         0.75%   to   1.00%   (25.76%)    to  (2.00%)(8)
2001        5,641      $0.66   to  $0.66        $ 3,722         0.79%         0.75%   to   0.95%   (24.14%)    to (24.14%)


--------------------------------------------------------------------------------
79 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP GRO, SERV
2005        2,428      $0.52   to  $0.52         $1,267           --          0.75%   to   0.95%    11.19%     to  10.97%
2004        2,703      $0.47   to  $0.46         $1,270           --          0.75%   to   0.95%    19.58%     to  19.34%
2003        3,048      $0.39   to  $0.39         $1,198           --          0.75%   to   0.95%    34.48%     to  34.48%
2002        3,602      $0.29   to  $0.29         $1,059           --          0.75%   to   0.95%   (29.27%)    to (29.27%)
2001        3,818      $0.41   to  $0.41         $1,574           --          0.75%   to   0.95%   (40.58%)    to (39.71%)

LAZARD RETIRE INTL EQ
2005        8,727      $1.15   to  $1.56         $9,739         1.01%         0.55%   to   1.20%    10.04%     to   9.33%
2004        6,718      $1.05   to  $1.42         $6,716         0.55%         0.55%   to   1.20%     4.32%(10) to  13.61%
2003        4,382      $0.84   to  $1.25         $3,845         0.37%         0.75%   to   1.20%    27.27%     to  25.00%(8)(*)
2002        1,495      $0.66   to  $0.99         $  995         0.09%         0.75%   to   1.00%   (12.00%)    to  (1.00%)(8)
2001          850      $0.75   to  $0.76         $  640         0.01%         0.75%   to   0.95%   (25.00%)    to (24.75%)

MFS INV GRO STOCK, SERV CL
2005       14,893      $1.07   to  $1.25         $9,835         0.14%         0.55%   to   1.20%     3.66%     to   2.99%
2004       12,506      $1.03   to  $1.21         $7,877           --          0.55%   to   1.20%     3.36%(10) to   7.69%
2003       10,992      $0.57   to  $1.12         $6,414           --          0.75%   to   1.20%    21.28%     to  12.00%(8)(*)
2002        8,361      $0.47   to  $0.93         $3,890           --          0.75%   to   1.00%   (27.69%)    to  (7.00%)(8)
2001        5,638      $0.65   to  $0.65         $3,656         0.06%         0.75%   to   0.95%   (25.29%)    to (25.29%)

MFS NEW DIS, SERV CL
2005        8,986      $1.09   to  $1.37         $7,754           --          0.55%   to   1.20%     4.46%     to   3.78%
2004       10,441      $1.04   to  $1.32         $8,577           --          0.55%   to   1.20%     4.11%(10) to   4.94%
2003       10,179      $0.76   to  $1.25         $7,874           --          0.75%   to   1.20%    33.33%     to  31.58%
2002        8,428      $0.57   to  $0.95         $4,825           --          0.75%   to   1.20%   (32.94%)    to  (5.00%)(8)
2001        5,430      $0.85   to  $0.85         $4,595           --          0.75%   to   0.95%    (5.56%)    to  (5.56%)

MFS TOTAL RETURN, SERV CL
2005        2,848      $1.05   to  $1.04         $2,967         1.14%         0.55%   to   1.20%     2.04%     to   1.38%
2004          132      $1.02   to  $1.02         $  135           --          0.55%   to   1.20%     2.59%(10) to   2.50%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

MFS UTILITIES, SERV CL
2005        5,835      $1.23   to  $2.02         $8,430         0.44%         0.55%   to   1.20%    15.93%     to  15.19%
2004        2,993      $1.06   to  $1.75         $3,691         1.22%         0.55%   to   1.20%     6.54%(10) to  28.30%
2003        1,600      $0.92   to  $1.37         $1,520         1.82%         0.75%   to   1.20%    35.29%     to  37.00%(8)(*)
2002          795      $0.68   to  $0.68         $  542         2.53%         0.75%   to   0.95%   (23.60%)    to (23.60%)
2001          330      $0.89   to  $0.89         $  295           --          0.75%   to   0.95%   (11.00%)(5) to (11.00%)(5)

OPPEN GLOBAL SEC VA, SERV
2005        3,888      $1.22   to  $1.21         $4,707         0.24%         0.55%   to   1.20%    13.44%     to  12.70%
2004           77      $1.07   to  $1.07         $   83           --          0.55%   to   1.20%     6.93%(10) to   6.84%(10)
2003           --         --          --             --           --            --           --             --        --
2002           --         --          --             --           --            --           --             --        --
2001           --         --          --             --           --            --           --             --        --

OPPEN MAIN ST SM CAP VA, SERV
2005        1,160      $1.14   to  $1.13         $1,319           --          0.55%   to   1.20%     9.12%     to   8.41%
2004           37      $1.05   to  $1.05         $   39           --          0.55%   to   1.20%     4.38%(10) to   4.29%(10)
2003           --         --          --             --           --            --           --             --        --
2002           --         --          --             --           --            --           --             --        --
2001           --         --          --             --           --            --           --             --        --

--------------------------------------------------------------------------------
80 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
OPPEN STRATEGIC BOND VA, SERV
2005       18,152      $1.04   to  $1.03        $18,845         0.78%         0.55%   to   1.20%     1.92%     to   1.26%
2004          261      $1.02   to  $1.02           $267           --          0.55%   to   1.20%     2.25%(10) to   2.17%(10)
2003           --         --          --             --           --            --           --          --           --
2002           --         --          --             --           --            --           --          --           --
2001           --         --          --             --           --            --           --          --           --

PIONEER EQ INC VCT, CL II
2005        5,917      $1.19   to  $1.41         $7,241         2.14%         0.75%   to   1.20%     4.73%     to   4.26%
2004        5,263      $1.14   to  $1.35         $6,142         2.21%         0.75%   to   1.20%    15.17%     to  14.66%
2003        3,348      $0.99   to  $1.18         $3,365         2.18%         0.75%   to   1.20%    22.22%     to  20.41%
2002        1,077      $0.81   to  $0.98           $880         2.98%         0.75%   to   1.20%   (16.49%)    to  (2.00%)(8)
2001           63      $0.97   to  $0.98            $62         2.55%         0.75%   to   0.95%    (3.00%)(5) to  (2.00%)(5)

PIONEER EUROPE VCT, CL II
2005          526      $1.30   to  $1.59           $689         0.49%         0.75%   to   1.20%     7.01%     to   6.53%
2004          581      $1.21   to  $1.49           $711         0.68%         0.75%   to   1.20%    17.32%     to  16.79%
2003          280      $1.04   to  $1.28           $295         0.29%         0.75%   to   1.20%    33.33%     to  28.00%(8)(*)
2002           85      $0.78   to  $0.78            $67           --          0.75%   to   0.95%   (20.41%)    to (22.00%)(5)(**)
2001            5      $0.98   to  $0.98             $4           --          0.75%   to   0.75%    (2.00%)(5) to  (2.00%)(5)

PUT VT HEALTH SCIENCES, CL IB
2005        3,501      $1.17   to  $1.32         $3,987         0.06%         0.55%   to   1.20%    12.58%     to  11.85%
2004        2,952      $1.04   to  $1.18         $2,995         0.16%         0.55%   to   1.20%     3.83%(10) to   5.85%
2003        2,386      $0.91   to  $1.11         $2,253         0.44%         0.75%   to   1.20%    16.67%     to  11.00%(8)(*)
2002        1,272      $0.78   to  $0.95           $988           --          0.75%   to   1.00%   (20.41%)    to  (5.00%)(8)
2001          388      $0.98   to  $0.98           $381           --          0.75%   to   0.95%    (2.00%)(5) to  (2.00%)(5)

PUT VT INTL EQ, CL IB
2005        5,645      $1.18   to  $1.60         $7,374         1.43%         0.55%   to   1.20%    11.58%     to  10.86%
2004        6,069      $1.06   to  $1.45         $7,116         1.49%         0.55%   to   1.20%     5.60%(10) to  14.81%
2003        6,677      $1.00   to  $1.26         $6,752         0.70%         0.75%   to   1.20%    28.21%     to  27.27%
2002        4,131      $0.78   to  $0.99         $3,244         0.56%         0.75%   to   1.20%   (18.75%)    to  (1.00%)(8)
2001          976      $0.96   to  $0.96           $938           --          0.75%   to   0.95%    (4.00%)(5) to  (4.00%)(5)

PUT VT INTL NEW OPP, CL IB
2005        2,384      $0.86   to  $0.85         $2,042         0.67%         0.75%   to   0.95%    17.48%     to  17.25%
2004        2,623      $0.73   to  $0.73         $1,914         1.01%         0.75%   to   0.95%    12.50%     to  12.28%
2003        3,045      $0.65   to  $0.65         $1,977         0.30%         0.75%   to   0.95%    32.65%     to  32.65%
2002        3,387      $0.49   to  $0.49         $1,664         0.67%         0.75%   to   0.95%   (14.04%)    to (14.04%)
2001        3,763      $0.57   to  $0.57         $2,159           --          0.75%   to   0.95%   (29.63%)    to (29.63%)

PUT VT NEW OPP, CL IA
2005       17,270      $1.27   to  $1.27        $21,892         0.38%         1.25%   to   1.25%     8.96%     to   8.96%
2004       22,122      $1.16   to  $1.16        $25,735           --          1.25%   to   1.25%     9.20%     to   9.20%
2003       26,316      $1.06   to  $1.06        $28,036           --          1.25%   to   1.25%    30.86%     to  30.86%
2002       29,597      $0.81   to  $0.81        $24,060           --          1.25%   to   1.25%   (31.36%)    to (31.36%)
2001       36,668      $1.18   to  $1.18        $43,289           --          1.25%   to   1.25%   (30.99%)    to (30.99%)

PUT VT VISTA, CL IB
2005        4,962      $1.18   to  $1.60         $3,111           --          0.55%   to   1.20%    11.54%     to  10.81%
2004        5,546      $1.06   to  $1.44         $3,114           --          0.55%   to   1.20%     5.71%(10) to  17.19%
2003        6,250      $0.48   to  $1.23         $2,981           --          0.75%   to   1.20%    33.33%     to  23.00%(8)(*)
2002        7,059      $0.36   to  $0.36         $2,533           --          0.75%   to   0.95%   (30.77%)    to (30.77%)
2001        7,502      $0.52   to  $0.52         $3,911           --          0.75%   to   0.95%   (34.18%)    to (34.18%)

--------------------------------------------------------------------------------
81 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP BAL
2005       19,036      $1.06   to  $1.54        $27,184         2.58%         0.55%   to   1.25%     3.36%     to   2.63%
2004       21,170      $1.02   to  $1.50        $29,783         2.27%         0.55%   to   1.25%     2.51%(10) to   8.23%
2003       22,006      $0.87   to  $1.39        $28,908         2.25%         0.75%   to   1.25%    19.18%     to  18.80%
2002       22,176      $0.73   to  $1.17        $24,980         2.58%         0.75%   to   1.25%   (13.10%)    to (13.97%)
2001       24,636      $0.84   to  $1.36        $32,444         2.50%         0.75%   to   1.25%   (11.58%)    to (11.69%)

RVS VP CASH MGMT
2005       24,998      $1.02   to  $1.20        $26,813         2.56%         0.55%   to   1.25%     2.05%     to   1.34%
2004       29,076      $1.00   to  $1.19        $30,915         0.74%         0.55%   to   1.25%     0.11%(10) to  (0.51%)
2003       30,255      $1.04   to  $1.19        $32,413         0.51%         0.75%   to   1.25%     0.00%     to  (0.83%)
2002       36,563      $1.04   to  $1.20        $39,586         1.16%         0.75%   to   1.25%     0.00%     to   0.00%
2001       39,413      $1.04   to  $1.20        $42,893         3.42%         0.75%   to   1.25%     2.97%     to   1.69%

RVS VP CORE BOND
2005        1,776      $1.02   to  $1.01        $ 1,802         3.42%         0.55%   to   1.20%     1.22%     to   0.57%
2004           44      $1.01   to  $1.00        $    49         1.49%         0.55%   to   1.20%     0.53%(10) to   0.44%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP DIV BOND
2005       55,403      $1.02   to  $1.37        $69,868         3.71%         0.55%   to   1.25%     1.56%     to   0.85%
2004       40,899      $1.01   to  $1.36        $51,941         3.83%         0.55%   to   1.25%     0.56%(10) to   3.19%
2003       39,140      $1.19   to  $1.32        $48,791         3.58%         0.75%   to   1.25%     4.39%     to   3.13%
2002       38,121      $1.14   to  $1.28        $46,812         5.09%         0.75%   to   1.25%     4.59%     to   4.92%
2001       26,690      $1.09   to  $1.22        $31,692         6.40%         0.75%   to   1.25%     6.86%     to   6.09%

RVS VP DIV EQ INC
2005       35,077      $1.18   to  $1.82        $54,221         1.61%         0.55%   to   1.20%    12.88%     to  12.15%
2004       21,330      $1.05   to  $1.62        $29,283         1.67%         0.55%   to   1.20%     5.37%(10) to  16.80%
2003        9,062      $1.14   to  $1.39        $10,393         1.57%         0.75%   to   1.20%    40.74%     to  40.40%
2002        4,851      $0.81   to  $0.99        $ 3,940         1.61%         0.75%   to   1.20%   (19.80%)    to  (1.00%)(8)
2001        2,392      $1.01   to  $1.01        $ 2,412         1.35%         0.75%   to   0.95%     1.00%     to   1.00%

RVS VP EMER MKTS
2005        5,552      $1.44   to  $2.27        $10,638         0.21%         0.55%   to   1.20%    33.07%     to  32.21%
2004        1,517      $1.08   to  $1.72        $ 2,175         3.56%         0.55%   to   1.20%     7.80%(10) to  22.67%
2003          485      $1.13   to  $1.40        $   556         1.90%         0.75%   to   1.20%    39.51%     to  40.00%(8)(*)
2002          344      $0.81   to  $0.81        $   279           --          0.75%   to   0.95%    (6.90%)    to  (5.81%)
2001          207      $0.87   to  $0.86        $   180         0.03%         0.75%   to   0.95%    (1.14%)    to  (2.27%)

RVS VP GLOBAL BOND
2005       21,408      $0.97   to  $1.40        $29,162         3.90%         0.55%   to   1.25%    (5.52%)    to  (6.17%)
2004       15,156      $1.03   to  $1.49        $22,117         4.10%         0.55%   to   1.25%     3.31%(10) to   8.66%
2003       11,114      $1.35   to  $1.37        $15,034         7.31%         0.75%   to   1.25%    12.50%     to  11.38%
2002        9,186      $1.20   to  $1.23        $11,203         4.77%         0.75%   to   1.25%    14.29%     to  13.89%
2001        6,724      $1.05   to  $1.08        $ 7,240         3.39%         0.75%   to   1.25%     0.00%     to   0.00%

RVS VP GLOBAL INFLATION PROT SEC
2005       12,579      $1.04   to  $1.03        $13,026         7.50%         0.55%   to   1.20%     2.25%     to   1.59%
2004          316      $1.02   to  $1.02        $   326         3.05%         0.55%   to   1.20%     1.37%(10) to   1.28%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

--------------------------------------------------------------------------------
82 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP GRO
2005       23,587      $1.12   to  $1.30        $14,157         0.40%         0.55%   to   1.20%     8.02%     to   7.32%
2004       10,914      $1.04   to  $1.21        $ 6,041         0.32%         0.55%   to   1.20%     3.83%(10) to   7.14%
2003        9,883      $0.47   to  $1.13        $ 4,895         0.21%         0.75%   to   1.20%    20.51%     to  13.00%(8)(*)
2002        5,896      $0.39   to  $0.94        $ 2,296         0.07%         0.75%   to   1.00%   (26.42%)    to  (7.00%)(8)
2001        5,011      $0.53   to  $0.53        $ 2,649           --          0.75%   to   0.95%   (31.17%)    to (31.17%)

RVS VP HI YIELD BOND
2005       46,734      $1.05   to  $1.35        $61,437         6.46%         0.55%   to   1.25%     3.45%     to   2.73%
2004       47,683      $1.01   to  $1.32        $61,014         6.99%         0.55%   to   1.25%     1.07%(10) to  10.01%
2003       39,664      $1.12   to  $1.20        $46,172         7.64%         0.75%   to   1.25%    24.44%     to  23.71%
2002       28,259      $0.90   to  $0.97        $26,710         7.77%         0.75%   to   1.25%    (7.22%)    to  (7.62%)
2001       24,495      $0.97   to  $1.05        $25,267        10.97%         0.75%   to   1.25%     4.30%     to   3.96%

RVS VP INC OPP
2005        3,617      $1.03   to  $1.03        $ 3,730         6.01%         0.55%   to   1.20%     2.77%     to   2.10%
2004            8      $1.01   to  $1.01        $    13         5.84%         0.55%   to   1.20%     0.71%(10) to   0.61%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP INTL OPP
2005       20,779      $1.20   to  $1.19        $23,094         1.44%         0.55%   to   1.25%    13.24%     to  12.45%
2004       17,934      $1.06   to  $1.06        $18,092         1.13%         0.55%   to   1.25%     6.13%(10) to  15.95%
2003       13,629      $0.66   to  $0.91        $12,240         0.92%         0.75%   to   1.25%    26.92%     to  26.39%
2002       13,595      $0.52   to  $0.72        $ 9,691         0.97%         0.75%   to   1.25%   (18.75%)    to (19.10%)
2001       15,852      $0.64   to  $0.89        $14,022         1.21%         0.75%   to   1.25%   (29.67%)    to (29.92%)

RVS VP LG CAP EQ
2005       26,331      $1.09   to  $1.33        $25,945         1.16%         0.55%   to   1.25%     5.59%     to   4.86%
2004       12,838      $1.03   to  $1.27        $13,946         0.92%         0.55%   to   1.25%     3.21%(10) to   4.57%
2003        9,659      $0.71   to  $1.21        $10,943         0.63%         0.75%   to   1.25%    29.09%     to  27.37%
2002        8,620      $0.55   to  $0.95        $ 7,997         0.53%         0.75%   to   1.25%   (22.54%)    to (22.76%)
2001       10,214      $0.71   to  $1.23        $12,318         0.30%         0.75%   to   1.25%   (19.32%)    to (19.08%)

RVS VP LG CAP VAL
2005          170      $1.07   to  $1.07        $   181         1.73%         0.55%   to   1.20%     3.96%     to   3.29%
2004            2      $1.03   to  $1.03        $     3         2.18%         0.55%   to   1.20%     3.48%(10) to   3.41%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP MID CAP GRO
2005        3,082      $1.14   to  $1.40        $ 3,865           --          0.55%   to   1.20%     9.53%     to   8.81%
2004        3,218      $1.04   to  $1.28        $ 3,689           --          0.55%   to   1.20%     4.13%(10) to   7.80%
2003        1,987      $1.04   to  $1.19        $ 2,099           --          0.75%   to   1.20%    22.35%     to  21.43%
2002          765      $0.85   to  $0.98        $   667           --          0.75%   to   1.20%   (15.00%)    to  (2.00%)(8)
2001          270      $1.00   to  $0.99        $   269           --          0.75%   to   0.95%     0.00%(4)  to  (1.00%)(4)

RVS VP MID CAP VAL
2005          760      $1.06   to  $1.19        $   903         1.19%         0.55%   to   1.20%     6.40%(11) to  17.28%(11)
2004           --         --          --             --           --            --           --        --             --
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --


--------------------------------------------------------------------------------
83 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
RVS VP NEW DIM
2005       58,852      $1.02   to  $1.48       $ 65,884         0.58%         0.55%   to   1.25%     0.75%     to   0.05%
2004       81,290      $1.01   to  $1.48       $ 93,388         1.02%         0.55%   to   1.25%     1.57%(10) to   1.99%
2003       83,912      $0.71   to  $1.45       $ 97,203         0.67%         0.75%   to   1.25%    24.56%     to  22.88%
2002       76,646      $0.57   to  $1.18       $ 75,438         0.50%         0.75%   to   1.25%   (22.97%)    to (22.88%)
2001       73,602      $0.74   to  $1.53       $100,307         0.22%         0.75%   to   1.25%   (16.85%)    to (17.74%)

RVS VP S&P 500
2005       18,749      $1.06   to  $1.35       $ 17,518         1.39%         0.55%   to   1.20%     3.83%     to   3.16%
2004       18,649      $1.02   to  $1.31       $ 16,616         1.52%         0.55%   to   1.20%     2.43%(10) to   8.95%
2003       12,763      $0.78   to  $1.20       $ 10,177         1.22%         0.75%   to   1.20%    27.87%     to  26.32%
2002        7,714      $0.61   to  $0.95       $  4,732         1.00%         0.75%   to   1.20%   (23.75%)    to  (5.00%)(8)
2001        4,100      $0.80   to  $0.80       $  3,267         1.01%         0.75%   to   0.95%   (13.04%)    to (13.04%)

RVS VP SELECT VAL
2005          570      $1.04   to  $1.03       $    592         0.56%         0.55%   to   1.20%    (0.05%)    to  (0.69%)
2004           86      $1.04   to  $1.04       $     90         0.81%         0.55%   to   1.20%     4.31%(10) to   4.21%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

RVS VP SHORT DURATION
2005       22,848      $1.02   to  $1.00       $ 25,949         2.90%         0.55%   to   1.20%     1.02%     to   0.36%
2004       24,281      $1.01   to  $1.00       $ 27,456         2.44%         0.55%   to   1.20%     0.14%(10) to  (0.35%)
2003       21,139      $1.15   to  $1.00       $ 24,013         2.29%         0.75%   to   1.20%     0.88%     to   0.00%
2002       16,892      $1.14   to  $1.00       $ 19,198         2.88%         0.75%   to   1.20%     4.59%     to   0.00%(8)
2001        6,787      $1.09   to  $1.08       $  7,359         4.50%         0.75%   to   0.95%     5.83%     to   4.85%

RVS VP SM CAP ADV
2005        6,099      $1.08   to  $1.73       $  8,279           --          0.55%   to   1.20%     4.26%     to   3.58%
2004        5,868      $1.04   to  $1.67       $  7,675           --          0.55%   to   1.20%     3.92%(10) to  17.13%
2003        3,490      $1.06   to  $1.43       $  3,799           --          0.75%   to   1.20%    47.22%     to  45.92%
2002        1,924      $0.72   to  $0.98       $  1,390           --          0.75%   to   1.20%   (18.18%)    to  (2.00%)(8)
2001        1,039      $0.88   to  $0.88       $    911           --          0.75%   to   0.95%    (7.37%)    to  (7.37%)

RVS VP SM CAP VAL
2005       13,546      $1.11   to  $1.68       $ 21,730         0.22%         0.55%   to   1.20%     5.19%     to   4.51%
2004        9,605      $1.05   to  $1.61       $ 14,665         0.03%         0.55%   to   1.20%     4.47%(10) to  18.59%
2003        7,673      $1.28   to  $1.36       $  9,828         0.04%         0.75%   to   1.20%    37.63%     to  36.00%
2002        4,941      $0.93   to  $1.00       $  4,614         0.15%         0.75%   to   1.20%   (13.08%)    to   0.00%(8)
2001        1,234      $1.07   to  $1.07       $  1,321           --          0.75%   to   0.95%     7.00%(6)  to   7.00%(6)

RVS VP STRATEGY AGGR
2005        9,590      $1.14   to  $1.02       $  8,385         0.08%         0.55%   to   1.25%     8.58%     to   7.83%
2004       12,513      $1.05   to  $0.94       $ 10,470           --          0.55%   to   1.25%     5.52%(10) to   8.04%
2003       14,006      $0.42   to  $0.87       $ 10,908           --          0.75%   to   1.25%    27.27%     to  26.09%
2002       13,461      $0.33   to  $0.69       $  8,236           --          0.75%   to   1.25%   (31.25%)    to (32.35%)
2001       15,223      $0.48   to  $1.02       $ 13,807         0.21%         0.75%   to   1.25%   (33.33%)    to (33.77%)

ROYCE MICRO-CAP
2005        1,683      $2.04   to  $2.02       $  3,411         0.53%         0.75%   to   0.95%    10.78%     to  10.56%
2004        1,817      $1.84   to  $1.82       $  3,328           --          0.75%   to   0.95%    13.00%     to  12.77%
2003        1,887      $1.63   to  $1.62       $  3,062           --          0.75%   to   0.95%    48.18%     to  47.27%
2002        1,729      $1.10   to  $1.10       $  1,897           --          0.75%   to   0.95%   (13.39%)    to (13.39%)
2001        1,506      $1.27   to  $1.27       $  1,912           --          0.75%   to   0.95%    28.28%     to  28.28%


--------------------------------------------------------------------------------
84 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
LM PTNRS VAR SM CAP GRO, CL II
2005           --      $1.06   to  $1.05             --           --          0.55%   to   1.20%     5.56%(12) to   5.45%(12)
2004           --         --          --             --           --            --           --        --             --
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

THIRD AVE VAL
2005        3,375      $2.12   to  $2.10        $ 7,115         1.33%         0.75%   to   0.95%    13.77%     to  13.55%
2004        3,445      $1.86   to  $1.85        $ 6,390         0.53%         0.75%   to   0.95%    19.00%     to  18.76%
2003        3,521      $1.57   to  $1.56        $ 5,495         0.19%         0.75%   to   0.95%    41.44%     to  41.82%
2002        3,458      $1.11   to  $1.10        $ 3,819         0.20%         0.75%   to   0.95%   (11.20%)    to (12.00%)
2001        3,140      $1.25   to  $1.25        $ 3,915         0.16%         0.75%   to   0.95%    12.61%     to  12.61%

VANK LIT COMSTOCK, CL II
2005       19,110      $1.07   to  $1.06        $20,340         0.20%         0.55%   to   1.20%     3.54%     to   2.87%
2004          217      $1.03   to  $1.03        $   224           --          0.55%   to   1.20%     3.48%(10) to   3.40%(10)
2003           --         --          --             --           --            --           --        --             --
2002           --         --          --             --           --            --           --        --             --
2001           --         --          --             --           --            --           --        --             --

WANGER INTL SM CAP
2005       21,907      $1.31   to  $2.32        $29,207         0.85%         0.55%   to   1.20%    20.86%     to  20.08%
2004       13,297      $1.09   to  $1.93        $14,456         0.57%         0.55%   to   1.20%     8.54%(10) to  28.72%
2003        7,780      $0.80   to  $1.50        $ 6,471         0.23%         0.75%   to   1.20%    48.15%     to  50.00%(8)(*)
2002        3,994      $0.54   to  $1.02        $ 2,151           --          0.75%   to   1.00%   (14.29%)    to   2.00%(8)
2001        1,902      $0.63   to  $0.63        $ 1,196           --          0.75%   to   0.95%   (21.25%)    to (21.25%)

WANGER U.S. SM CO
2005       30,158      $1.15   to  $1.81        $52,186           --          0.55%   to   1.20%    10.64%     to   9.93%
2004       21,836      $1.04   to  $1.64        $34,225           --          0.55%   to   1.20%     3.97%(10) to  16.92%
2003       14,064      $1.33   to  $1.41        $18,754           --          0.75%   to   1.20%    41.49%     to  42.42%
2002        6,602      $0.94   to  $0.99        $ 6,167           --          0.75%   to   1.20%   (16.81%)    to  (1.00%)(8)
2001        2,082      $1.13   to  $1.13        $ 2,357         0.03%         0.75%   to   0.95%     9.71%     to  10.78%

WF ADV VT ASSET ALLOC
2005        5,141      $1.15   to  $1.29        $ 5,991         2.07%         0.75%   to   1.20%     4.20%     to   3.74%
2004        5,181      $1.10   to  $1.25        $ 5,798         2.11%         0.75%   to   1.20%     8.53%     to   8.04%
2003        4,797      $1.02   to  $1.15        $ 4,904         1.65%         0.75%   to   1.20%    21.43%     to  15.00%(8)(*)
2002        4,040      $0.84   to  $0.96        $ 3,397         2.19%         0.75%   to   1.00%   (13.40%)    to  (4.00%)(8)
2001        1,953      $0.97   to  $0.97        $ 1,893         1.86%         0.75%   to   0.95%    (3.00%)(4) to  (3.00%)(4)

WF ADV VT INTL CORE
2005        1,853      $1.06   to  $1.48        $ 2,030         1.88%         0.75%   to   1.20%     8.85%     to   8.37%
2004        2,063      $0.98   to  $1.36        $ 2,072         0.23%         0.75%   to   1.20%     8.81%     to   8.32%
2003        1,555      $0.90   to  $1.26        $ 1,414         0.31%         0.75%   to   1.20%    30.43%     to  26.00%(8)(*)
2002          837      $0.69   to  $0.97        $   576         0.21%         0.75%   to   1.00%   (23.33%)    to  (3.00%)(8)
2001          162      $0.90   to  $0.90        $   145         0.04%         0.75%   to   0.95%   (10.00%)(4) to (10.00%)(4)

WF ADV VT OPP
2005        2,926      $1.11   to  $1.58        $ 3,672           --          0.55%   to   1.20%     7.22%     to   6.52%
2004        3,066      $1.04   to  $1.48        $ 3,600           --          0.55%   to   1.20%     3.70%(10) to  16.67%
2003        2,964      $0.97   to  $1.27        $ 2,976         0.01%         0.75%   to   1.20%    34.72%     to  35.11%
2002        1,868      $0.72   to  $0.94        $ 1,341         0.58%         0.75%   to   1.20%   (27.27%)    to  (6.00%)(8)
2001          508      $0.99   to  $0.99        $   503         2.27%         0.75%   to   0.95%    (1.00%)(5) to  (1.00%)(5)


--------------------------------------------------------------------------------
85 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                           AT DEC. 31                                           FOR THE YEAR ENDED DEC. 31
           --------------------------------------------   ---------------------------------------------------------------------
            UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        EXPENSE RATIO                TOTAL RETURN
           (000S)      LOWEST TO HIGHEST       (000S)     INCOME RATIO(1)  LOWEST TO HIGHEST(2)        LOWEST TO HIGHEST(3)
           --------------------------------------------------------------------------------------------------------------------
WF ADV VT SM CAP GRO
2005        3,176      $1.05   to  $1.59         $3,241           --          0.55%   to   1.20%     5.21%(12) to   4.98%
2004        3,347      $0.92   to  $1.51         $3,226           --          0.75%   to   1.20%    12.92%     to  12.41%
2003        2,499      $0.81   to  $1.34         $2,070           --          0.75%   to   1.20%    39.66%     to  34.00%(8)(*)
2002        1,403      $0.58   to  $0.58         $  808           --          0.75%   to   0.95%   (38.30%)    to (38.30%)
2001          362      $0.94   to  $0.94         $  341           --          0.75%   to   0.95%    (6.00%)(4) to  (6.00%)(4)


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.

(4)  Operations commenced on May 1, 2001.
(5)  Operations commenced on Aug. 13, 2001.
(6)  Operations commenced on Aug. 14, 2001.
(7)  Operations commenced on March 1, 2002.
(8)  Operations commenced on Nov. 7, 2002.
(9)  Operations commenced on Dec. 8, 2003.
(10) Operations commenced on Nov. 15, 2004.
(11) Operations commenced on May 2, 2005.
(12) Operations commenced on Nov. 1, 2005.

 (*) No activity in 2002.
(**) No activity in 2001.

--------------------------------------------------------------------------------
86 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying Balance Sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of IDS Life Insurance Company of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the Financial Statements, in 2004 IDS Life Insurance Company of New York adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."

As discussed in Note 1, retained earnings for the beginning of 2003 has been restated to correct the accounting for deferred taxes as of that date.


                                                      /s/ Ernst & Young LLP
                                                      ---------------------
                                                          Ernst & Young LLP

Minneapolis, Minnesota

February 27, 2006

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                                               2005            2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $1,345,119; 2004, $1,346,261)             $1,347,418      $1,398,741
   Preferred and common stocks, at fair value (cost: 2005, $0; 2004, $2,000)                                --           2,082
Mortgage loans on real estate, at cost (less allowance for loan losses: 2005 and 2004, $2,297)         168,876         166,218
Policy loans                                                                                            31,274          30,550
Trading securities and other investments                                                                    12              30
------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                              1,547,580       1,597,621

Cash and cash equivalents                                                                               28,241          25,176
Reinsurance recoverables                                                                                36,885          31,006
Amounts due from brokers                                                                                    65               9
Other accounts receivable                                                                                3,486           2,740
Accrued investment income                                                                               16,839          17,630
Deferred policy acquisition costs                                                                      210,284         190,548
Deferred sales inducement costs                                                                          9,562           6,186
Other assets                                                                                             5,685           5,543
Separate account assets                                                                              1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                  $3,813,760      $3,558,129
==============================================================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits:
   Fixed annuities                                                                                  $1,126,367      $1,137,105
   Variable annuity guarantees                                                                             921           1,565
   Universal life insurance                                                                            187,589         183,305
   Traditional life insurance                                                                           20,973          20,256
   Disability income and long-term care insurance                                                      122,476         110,536
Policy claims and other policyholders' funds                                                             6,796           5,600
Deferred income taxes, net (as restated for 2004, see Note 1)                                           18,776          24,267
Other liabilities                                                                                        8,410          13,000
Separate account liabilities                                                                         1,955,133       1,681,670
------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                              3,447,441       3,177,304
------------------------------------------------------------------------------------------------------------------------------

Stockholder's equity:
   Capital stock, $10 par value; 200,000 shares authorized, issued and outstanding                       2,000           2,000
   Additional paid-in capital                                                                           49,000          49,000
   Retained earnings (as restated for 2004, see Note 1)                                                314,519         299,846
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                      800          29,979
------------------------------------------------------------------------------------------------------------------------------
      Total stockholder's equity                                                                       366,319         380,825
------------------------------------------------------------------------------------------------------------------------------

Total liabilities and stockholder's equity                                                          $3,813,760      $3,558,129
==============================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                                     2005            2004            2003
REVENUES

Premiums:
   Traditional life insurance                                       $   4,397       $   4,072       $   3,825
   Disability income and long-term care insurance                      17,696          17,643          17,873
--------------------------------------------------------------------------------------------------------------
      Total premiums                                                   22,093          21,715          21,698
Net investment income                                                  88,729          86,035          87,117
Contractholder and policyholder charges                                32,756          31,519          29,729
Mortality and expense risk and other fees                              23,369          20,605          14,326
Net realized gain (loss) on investments                                 7,250             575            (338)
--------------------------------------------------------------------------------------------------------------
      Total revenues                                                  174,197         160,449         152,532
--------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits:
   Traditional life insurance                                           2,845           2,693           3,812
   Investment contracts and universal life-type insurance               8,931          11,541          11,885
   Disability income and long-term care insurance                       6,009           5,264           3,598
(Decrease) increase in liabilities for future policy benefits:
   Traditional life insurance                                            (404)           (556)           (704)
   Disability income and long-term care insurance                       8,064           8,897          10,401
Interest credited to account values                                    51,202          48,403          51,823
Amortization of deferred policy acquisition costs                      16,014          10,489           8,479
Separation costs                                                        3,915              --              --
Other insurance and operating expenses                                 23,180          17,862          17,024
--------------------------------------------------------------------------------------------------------------
      Total benefits and expenses                                     119,756         104,593         106,318
--------------------------------------------------------------------------------------------------------------
Income before income tax provision and accounting change               54,441          55,856          46,214
Income tax provision                                                   17,268          18,113          15,286
--------------------------------------------------------------------------------------------------------------
Income before accounting change                                        37,173          37,743          30,928
Cumulative effect of accounting change, net of tax                         --          (2,725)             --
--------------------------------------------------------------------------------------------------------------
Net income                                                          $  37,173       $  35,018       $  30,928
==============================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                 2005            2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                      $  37,173       $  35,018       $  30,928
Adjustments to reconcile net income to net cash provided
 by operating activities:
   Cumulative effect of accounting change, net of tax                  --           2,725              --
   Amortization of deferred policy acquisition costs               16,014          10,489           8,479
   Amortization of deferred sales inducement costs                    788             892             633
   Capitalization of deferred policy acquisition costs            (30,570)        (23,802)        (23,927)
   Capitalization of deferred sales inducement costs               (3,791)         (1,752)         (2,213)
   Amortization of premium, net                                     2,545           2,236             808
   Deferred income taxes                                           10,222           4,050           3,870
   Policyholder and contractholder charges, non-cash              (14,565)        (14,266)        (14,352)
   Net realized (gain) loss on investments                         (7,250)           (575)            338
   Net realized gain on trading securities                             --              (1)             --
Change in operating assets and liabilities:
   Trading securities, net                                             18             (29)             --
   Future policy benefits for traditional life, disability
      income and long-term care insurance                          12,657          13,750          14,246
   Policy claims and other policyholder's funds                     1,196             822           2,435
   Policy loans, excluding universal life-type insurance:
      Repayment                                                     2,266           2,494           2,566
      Issuance                                                     (2,792)         (2,554)         (2,230)
   Reinsurance recoverables                                        (5,879)         (6,827)         (4,112)
   Other accounts receivable                                         (746)           (609)           (555)
   Accrued investment income                                          791              25            (707)
   Other assets and liabilities, net                               (3,633)           (702)         (1,857)
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                    14,444          21,384          14,350
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                          159,378          92,583         488,168
   Maturities, sinking fund payments and calls                    135,670         128,099         139,530
   Purchases                                                     (287,197)       (278,401)       (718,910)
Other investments, excluding policy loans:
   Sales, maturities, sinking fund payments and calls              16,701          31,508          24,184
   Purchases                                                      (19,361)        (40,402)        (70,848)
   Change in amounts due to and from brokers, net                     (56)              3             (12)
----------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) investing activities           5,135         (66,610)       (137,888)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts and
  universal life-type insurance:
   Considerations received                                         75,403         111,916         141,822
   Interest credited to account values                             51,202          48,403          51,823
   Surrenders and other benefits                                 (120,421)        (81,182)        (61,174)
Universal life-type insurance policy loans:
   Repayment                                                        5,030           4,735           4,484
   Issuance                                                        (5,228)         (5,585)         (3,908)
Cash dividends to IDS Life Insurance Company                      (22,500)        (21,500)        (20,000)
----------------------------------------------------------------------------------------------------------
      Net cash (used in) provided by financing activities         (16,514)         56,787         113,047
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                3,065          11,561         (10,491)
Cash and cash equivalents at beginning of year                     25,176          13,615          24,106
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                        $  28,241       $  25,176       $  13,615
==========================================================================================================

Supplemental disclosures:
   Income taxes paid                                            $  12,132       $  12,378       $  12,340
   Interest paid on borrowings                                          8              --             108

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                              CAPITAL       PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL           STOCK        CAPITAL      EARNINGS       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002 as previously reported          $381,855         $2,000       $49,000      $295,714      $35,141
Deferred tax adjustment (Note 1)                               (20,314)                                   (20,314)
                                                              ----------------------------------------------------------------------
Balances at December 31, 2002, as restated                     361,541          2,000        49,000       275,400       35,141
Comprehensive income:
   Net income                                                   30,928                                     30,928
   Change in unrealized holding gains on securities, net        (3,912)                                                 (3,912)
                                                              ---------
   Total comprehensive income                                   27,016
Cash dividends                                                 (20,000)                                   (20,000)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003, as restated                     368,557          2,000        49,000       286,328       31,229
Comprehensive income:
   Net income                                                   35,018                                     35,018
   Change in unrealized holding gains on securities, net        (1,250)                                                 (1,250)
                                                              ---------
   Total comprehensive income                                   33,768
Cash dividends                                                 (21,500)                                   (21,500)
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004, as restated                     380,825          2,000        49,000       299,846       29,979
Comprehensive income:
   Net income                                                   37,173                                     37,173
   Change in unrealized holding gains on securities, net       (29,179)                                                (29,179)
                                                              ---------
   Total comprehensive income                                    7,994
Cash dividends                                                 (22,500)                                   (22,500)
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $366,319         $2,000       $49,000      $314,519      $   800
====================================================================================================================================

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is domiciled in Minnesota. IDS Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). IDS Life of New York serves residents of the State of New York.

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholding in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. IDS Life of New York was allocated certain separation and Distribution-related expenses incurred as a result of Ameriprise Financial becoming an independent company. Cumulatively, the expenses incurred and allocated to IDS Life of New York are significant to IDS Life of New York.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a minimum interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity and the RiverSource Retirement Advisor Select Plus(SM) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, single life and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income (DI) insurance. Although IDS Life of New York discontinued issuance of long-term care
(LTC) insurance at the end of 2002, IDS Life retains risk on a large block of existing contracts, most of which are 50% reinsured. In May 2003, IDS Life of New York began outsourcing claims administration on LTC.

Under IDS Life of New York's variable life and annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" and separate account investment options. Separate account options include accounts investing in common stocks, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator), as reconciled in Note 12. Certain prior year amounts have been reclassified to conform to the current year's presentation. Additionally, IDS Life of New York recorded a $20.3 million adjustment to decrease December 31, 2002 retained earnings. The adjustment resulted from a detailed review of the deferred tax asset and liability accounts whereby it was determined that IDS Life of New York did not give proper consideration to all temporary differences, which increased the previously reported balance for deferred income taxes, net and decreased the previously reported balance for retained earnings as of December 31, 2004. The transactions that gave rise to the temporary differences primarily occurred in 2001 and prior years. Accordingly, this restatement has no effect on the reported results of operations for 2004 and 2003.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income (loss) within equity, net of income tax provision (benefit) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. IDS Life of New York also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments

Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized in the Statements of Income within net investment income.

CASH AND CASH EQUIVALENTS

IDS Life of New York has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE

IDS Life of New York reinsures a portion of the insurance risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. IDS Life of New York evaluates the financial condition of reinsurers to manage its exposure to significant losses from reinsurer insolvencies. IDS Life of New York remains primarily liable as the direct insurer on all risks reinsured.

Generally, IDS Life of New York reinsures 90% of the death benefit liability related to fixed and variable universal life and term life insurance products insuring a single life. IDS Life of New York began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, IDS Life of New York retained 50% of the risk and the remaining 50% of the risk was ceded to General Electric Capital Assurance Company of New York. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Risk on recent term life and LTC policies is reinsured on a coinsurance basis.

IDS Life of New York retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. IDS Life of New York also retains all accidental death benefit and waiver of premium risk.

IDS Life Insurance Company of New York
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DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life, DI and LTC insurance products. These costs are deferred to the extent they are recoverable from future profits. For annuity and insurance products, DAC is amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For IDS Life of New York's annuity and insurance products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality and morbidity rates, persistency, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as interest margin, mortality and morbidity rates, persistency and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in a decrease in DAC amortization expense. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. IDS Life of New York receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC for providing certain sponsor and related servicing activity, which are based on asset levels, guaranteed minimum death benefit (GMDB) fees and cost of insurance charges from the related accounts. In addition, IDS Life of New York also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity and variable life insurance products, which vary based on the level of variable assets.

IDS Life of New York provides contractual mortality assurances to variable annuity contractholders that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative charges are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that death benefits will continue to be payable at the initial level regardless of investment performance so long as the minimum premium payments are made.

IDS Life Insurance Company of New York
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LIABILITIES FOR FUTURE POLICY BENEFITS AND CLAIMS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings. These are referred to as gain gross-up (GGU) benefits. In addition, IDS Life of New York offers contracts containing guaranteed minimum withdrawal benefit (GMWB) provisions.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for more information about these guaranteed benefits.

GMWB provisions are considered embedded derivatives under Statement of Financial Accounting Standards Board No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133) and, accordingly, are carried at fair value within future policy benefits for variable annuity guarantees on the Balance Sheets. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance within the Statements of Income.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2005, depending on year of issue, with an average rate of approximately 6.0%.

Life, Disability Income and Long-Term Care Policies

Liabilities for insurance claims that have been reported but have not yet been paid (unpaid claim liabilities) are equal to the death benefits payable under the policies. For DI and LTC claims, unpaid claim liabilities are equal to benefit amounts due and accrued including the expense of reviewing claims and making benefit payment determinations. Liabilities for claims that have been incurred but not reported are estimated based on periodic analysis of the actual lag between when a claim occurs and when it is reported. Where applicable, amounts recoverable from other insurers who share in the risk of the products offered (reinsurers) are separately recorded as receivables.

Liabilities for fixed and variable universal life insurance are equal to accumulation values which are the cumulative gross deposits, credited interest, and fund performance less withdrawals and mortality and expense risk charges. Liabilities for future benefits on term and whole life insurance are based on the net level premium method, using anticipated premium payments, mortality rates, policy persistency and interest rates earned on the assets supporting the liability. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy premium payments and persistency rates vary by policy form, issue age and policy duration. Anticipated interest rates range from 4% to 10% at December 31, 2005, depending on policy form, issue year and policy duration. IDS Life of New York issues only non-participating life insurance policies, which do not pay dividends to policyholders from the insurers' earnings.

Liabilities for future policy benefits include both policy reserves and claim reserves on DI and LTC products. Policy reserves are the amounts needed to meet obligations for future claims and are based on the net level premium method, using anticipated premium payments and morbidity, mortality, policy persistency and discount rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for DI policies, occupation class. Anticipated discount rates for DI policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated discount rates for LTC policy reserves are currently 6.0% at December 31, 2005 grading up to 8.9% over 29 years.

Claim reserves on DI and LTC products are the amounts needed to meet obligations for continuing claim payments on already incurred claims. Claim reserves are calculated based on claim continuance tables which estimate the likelihood that an individual will continue to be eligible for benefits and anticipated interest rates earned on assets supporting the reserves. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both DI and LTC range from 3.0% to 8.0% at December 31, 2005, with an average rate of approximately 4.9%.

IDS Life Insurance Company of New York
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REVENUES AND EXPENSES

IDS Life of New York's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues

Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are recognized as revenue when due.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges

Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Separation Costs

During 2005, Ameriprise Financial developed an allocation policy for separation costs resulting in the allocation of certain costs to IDS Life of New York that it considered to be a reasonable reflection of separation costs benefiting IDS Life of New York. Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the separation and Distribution of Ameriprise Financial.

Income Taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. IDS Life of New York's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. IDS Life of New York provides for income taxes on a separate return basis, except that, under an agreement with IDS Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. IDS Life of New York anticipates the impact of FSP FAS 115-1 and FAS 124-1 on IDS Life of New York's results of operations and financial condition will not be material.

IDS Life Insurance Company of New York
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In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. IDS Life of New York is currently evaluating the impact of SOP 05-1 on IDS Life of New York's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. IDS Life of New York does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1 raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on IDS Life of New York's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 as of January 1, 2004, resulted in a cumulative effect of accounting change that reduced 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million) and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual cost of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. IDS Life of New York's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids (TPAs) in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on IDS Life of New York's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities," as revised (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The entities considered VIEs under FIN 46 include secured loan trusts (SLTs) for which IDS Life of New York had an 8% ownership interest in each of the two SLT structures. However, IDS Life of New York was not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York liquidated its interests in the SLTs during 2004 and 2005.

IDS Life Insurance Company of New York
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2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

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                                                                    GROSS        GROSS
                                                    AMORTIZED    UNREALIZED    UNREALIZED          FAIR
(THOUSANDS)                                            COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  706,587      $12,328      $(10,116)      $  708,799
   Mortgage and other asset-backed securities         442,386        3,924        (5,731)         440,579
   Foreign corporate bonds and obligations            165,939        4,457        (2,598)         167,798
   U.S. Government and agencies obligations            17,999           63          (383)          17,679
   Foreign government bonds and obligations             6,212          566            (8)           6,770
   State and municipal obligations                      5,996           --          (203)           5,793
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Total fixed maturities                              1,345,119       21,338       (19,039)       1,347,418
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   Total                                           $1,345,119      $21,338      $(19,039)      $1,347,418
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Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

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                                                                   GROSS        GROSS
                                                   AMORTIZED     UNREALIZED   UNREALIZED         FAIR
(THOUSANDS)                                           COST         GAINS        LOSSES           VALUE
---------------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $  712,769      $33,335      $(1,686)      $  744,418
   Mortgage and other asset-backed securities         393,336       11,098         (530)         403,904
   Foreign corporate bonds and obligations            169,472       10,939         (549)         179,862
   U.S. Government and agencies obligations            18,447          142          (40)          18,549
   Foreign government bonds and obligations             5,909          503          (43)           6,369
   State and municipal obligations                      5,995           28         (159)           5,864
   Structured investments(a)                           40,333           --         (558)          39,775
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Total fixed maturities                              1,346,261       56,045       (3,565)       1,398,741
Preferred and common stocks                             2,000           82           --            2,082
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   Total                                           $1,348,261      $56,127      $(3,565)      $1,400,823
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(a)   Includes unconsolidated collateralized debt obligations and SLTs.

IDS Life Insurance Company of New York
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At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 87% and 89% of IDS Life of New York's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $52 million and $63 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating (excluding net unrealized appreciation and depreciation) on December 31 is as follows:

RATING                                                    2005             2004
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AAA                                                         36%              32%
AA                                                           6                3
A                                                           24               25
BBB                                                         27               31
Below investment grade                                       7                9
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   Total                                                   100%             100%
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At December 31, 2005 and 2004, approximately 36% and 51%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
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                                                 FAIR         UNREALIZED        FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE          LOSSES          VALUE       LOSSES        VALUE          LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $342,160      $ (7,529)      $ 58,020      $(2,587)      $400,180      $(10,116)
Mortgage and other asset-backed securities       234,001        (4,409)        37,259       (1,322)       271,260        (5,731)
Foreign corporate bonds and obligations           59,315        (1,450)        25,266       (1,148)        84,581        (2,598)
U.S. Government and agencies obligations          17,194          (383)            --           --         17,194          (383)
Foreign government bonds and obligations             332            (8)            --           --            332            (8)
State and municipal obligations                    4,836          (158)           957          (45)         5,793          (203)
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   Total                                        $657,838      $(13,937)      $121,502      $(5,102)      $779,340      $(19,039)
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The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                      LESS THAN 12 MONTHS           12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------------
                                                   FAIR      UNREALIZED       FAIR      UNREALIZED       FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
--------------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $110,355      $  (815)      $29,451      $  (871)      $139,806      $(1,686)
Mortgage and other asset-backed securities        43,776         (486)        5,607          (44)        49,383         (530)
Foreign corporate bonds                           29,093         (245)       21,196         (304)        50,289         (549)
U.S. Government and agencies obligations           4,944          (40)           --           --          4,944          (40)
Foreign government bonds and obligations              97           (3)          767          (40)           864          (43)
State and municipal obligations                       --           --         3,843         (159)         3,843         (159)
Structured investments                                --           --        17,165         (558)        17,165         (558)
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   Total                                        $188,265      $(1,589)      $78,029      $(1,976)      $266,294      $(3,565)
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In evaluating potential other-than-temporary impairments, IDS Life of New York considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)         LESS THAN 12 MONTHS                  12 MONTHS OR MORE                       TOTAL
--------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                          GROSS                             GROSS                              GROSS
FAIR VALUE TO             NUMBER OF             UNREALIZED  NUMBER OF             UNREALIZED  NUMBER OF              UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE   LOSSES   SECURITIES  FAIR VALUE   LOSSES   SECURITIES   FAIR VALUE   LOSSES
--------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   252        $639       $(12)       43          $ 98      $(4)       295          $ 737      $(16)
90% - 95%                     21          16         (1)       10            22       (1)        31             38        (2)
80% - 90%                      2           3         (1)        2             1       --          4              4        (1)
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   Total                     275        $658       $(14)       55          $121      $(5)       330          $ 779      $(19)
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IDS Life Insurance Company of New York
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A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 98% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $0.5 million. The securities related to this issuer have a fair value to amortized cost ratio of 95% or above and have been in an unrealized loss position for 12 months or more.

IDS Life of New York monitors the investments and metrics discussed previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, IDS Life of New York's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents these components of other comprehensive income, net of tax:

(THOUSANDS)                                                                                  2005         2004           2003
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Holding (losses) gains, net of tax of $15,053, $818, and $1,742, respectively             $(27,956)      $ 1,519       $(3,235)
Reclassification of realized gains, net of tax of $2,539, $641, and $0, respectively        (4,715)       (1,191)           (1)
DAC, net of tax of $1,813, $487 and $365, respectively                                       3,367          (905)         (676)
DSIC, net of tax of $131, $137, and $0, respectively                                           242          (254)           --
Fixed annuity liabilities, net of tax of $63, $226, and $0, respectively                      (117)         (419)           --
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Net unrealized securities losses                                                          $(29,179)      $(1,250)      $(3,912)
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The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                     AMORTIZED           FAIR
(THOUSANDS)                                            COST              VALUE
--------------------------------------------------------------------------------
Due within 1 year                                    $   18,704       $   18,862
Due after 1 through 5 years                             193,723          195,910
Due after 5 through 10 years                            631,312          630,491
Due after 10 years                                       58,994           61,576
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                                                        902,733          906,839
Mortgage and other asset-backed securities              442,386          440,579
--------------------------------------------------------------------------------
Total                                                $1,345,119       $1,347,418
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
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Sales                                                    $159,378       $ 92,583      $488,168
Maturities, sinking fund payments and calls              $135,670       $128,099      $139,530
Purchases                                                $287,197       $278,401      $718,910
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IDS Life Insurance Company of New York
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Included in net realized gains and losses were gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                  2005          2004           2003
--------------------------------------------------------------------------------
Gross realized gains from sales            $ 8,949       $ 2,224       $ 15,397
Gross realized losses from sales           $(1,068)      $  (392)      $ (8,271)
Other-than-temporary impairments           $  (627)      $    --       $ (7,125)
--------------------------------------------------------------------------------

The $0.6 million of other-than-temporary impairments in 2005 primarily relate to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio. The $7.1 million of other-than-temporary impairments in 2003 consisted of $5.9 million related to corporate debt securities and $1.2 million related to IDS Life of New York's interests in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below. The other-than-temporary impairments related to corporate debt securities primarily resulted from continued operating difficulties and bankruptcies of certain large airline carriers and the related overall impact on the airline industry. The other-than-temporary impairments related to IDS Life of New York's interests in the CDO securitization trust primarily resulted from defaults associated with a specific CDO within the securitization trust.

During the second quarter of 2005, IDS Life of New York sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.3 million. The carrying value of this retained interest was $17.2 million at December 31, 2004, of which $12.7 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $290 thousand and $293 thousand, respectively were on deposit with various states as required by law.

MORTGAGE LOANS ON REAL ESTATE AND SYNDICATED LOANS, NET

The following is a summary of mortgage loans on real estate and syndicated loans at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                            $171,173       $168,515
Less: allowance for loan losses                            (2,297)        (2,297)
---------------------------------------------------------------------------------
Net mortgage loans                                       $168,876       $166,218
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004 was not material.

At December 31, 2005 and 2004, IDS Life of New York's recorded investment in impaired mortgage loans on real estate was $2.2 million and nil, respectively, with related allowances for mortgage loan losses of $500 thousand and nil, respectively. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was $165 thousand and nil, respectively. IDS Life of New York recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004 and 2003.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                      2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                      $2,297       $1,498       $1,157
Provision for mortgage loan losses                  --          799          341
--------------------------------------------------------------------------------
Balance, end of year                            $2,297       $2,297       $1,498
--------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

(THOUSANDS)                                     2005                          2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE     FUNDING       ON BALANCE        FUNDING
REGION                                 SHEET       COMMITMENTS        SHEET       COMMITMENTS
---------------------------------------------------------------------------------------------
East North Central                   $  45,488       $     --      $  42,084       $    --
Mountain                                29,091             --         32,093            --
South Atlantic                          24,677             --         18,637            --
Middle Atlantic                         22,396             --         21,738            --
Pacific                                 22,389             --         20,527            --
New England                             10,178             --         10,496            --
West North Central                       8,537             --         12,728            --
East South Central                       6,717          1,800          6,338            --
West South Central                       1,700          2,800          3,874            --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515            --
Less: allowance for loan losses         (2,297)            --         (2,297)           --
---------------------------------------------------------------------------------------------
   Total                             $ 168,876       $  4,600      $ 166,218       $    --
---------------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

(THOUSANDS)                                      2005                        2004
---------------------------------------------------------------------------------------------
                                     ON BALANCE      FUNDING      ON BALANCE        FUNDING
PROPERTY TYPE                           SHEET      COMMITMENTS       SHEET        COMMITMENTS
---------------------------------------------------------------------------------------------
Department/retail stores             $  51,585       $     --      $  48,035       $     --
Office buildings                        38,261          2,800         42,695             --
Apartments                              33,052          1,800         34,608             --
Industrial buildings                    30,543             --         25,880             --
Medical buildings                        6,552             --          6,799             --
Hotels/motels                            5,338             --          5,516             --
Mixed use                                1,314             --          1,355             --
Other                                    4,528             --          3,627             --
---------------------------------------------------------------------------------------------
                                       171,173          4,600        168,515             --
Less: allowance for loan losses         (2,297)            --         (2,297)            --
---------------------------------------------------------------------------------------------
Total                                $ 168,876       $  4,600      $ 166,218       $     --
---------------------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS (LOSSES) ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Income on fixed maturities                                $74,633        $73,139       $76,491
Income on mortgage loans on real estate                    10,457         10,535         8,830
Trading securities and other investments                    4,468          3,850         3,272
----------------------------------------------------------------------------------------------
                                                           89,558         87,524        88,593
Less: investment expenses                                     829          1,489         1,476
----------------------------------------------------------------------------------------------
   Total                                                  $88,729        $86,035       $87,117
----------------------------------------------------------------------------------------------

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                                2005            2004         2003
-----------------------------------------------------------------------------------------------
Fixed maturities                                           $7,254        $ 1,832         $   1
Mortgage loans on real estate                                  (4)        (1,256)         (341)
Trading securities and other investments                       --             (1)            2
-----------------------------------------------------------------------------------------------
   Total                                                   $7,250        $   575         $(338)
-----------------------------------------------------------------------------------------------

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                  2005            2004           2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $ 190,548       $ 178,641       $ 164,234
Impact of SOP 03-1                                                                               --             (14)             --
Capitalization of acquisition costs                                                          30,570          23,802          23,927
Amortization, excluding impact of changes in assumptions                                    (19,314)        (12,689)        (14,979)
Amortization, impact of annual third quarter changes in DAC-related assumptions               3,300           2,200           6,500
Impact of changes in net unrealized securities losses (gains)                                 5,180          (1,392)         (1,041)
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $ 210,284       $ 190,548       $ 178,641
------------------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                                                    2005            2004            2003
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                                $   6,186       $   5,717       $   4,137
Capitalization of sales inducements                                                           3,791           1,752           2,213
Amortization                                                                                   (788)           (892)           (633)
Impact of changes in net unrealized securities losses (gains)                                   373            (391)             --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                      $   9,562       $   6,186       $   5,717
------------------------------------------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB and GGU. See Note 9 for more information about guarantees for which liabilities are established under SFAS 133, specifically GMWB.

The majority of the variable annuity contracts offered by IDS Life of New York contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. IDS Life of New York also offers GGU provisions on variable annuities with death benefit provisions. IDS Life of New York has established additional liabilities for these variable annuity death benefits provisions.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, IDS Life of New York projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which IDS Life of New York has established additional liabilities for death benefits as of December 31:

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB AND GGU BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                           2005             2004
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium  Total Contract Value                     $  309,173      $   77,607
                                                     Contract Value in Separate Accounts      $  269,427      $   51,031
                                                     Net Amount at Risk*                      $      407      $      733
                                                     Weighted Average Attained Age                    59              58
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Six Year Reset     Total Contract Value                     $1,545,792      $1,621,400
                                                     Contract Value in Separate Accounts      $1,263,467      $1,325,691
                                                     Net Amount at Risk*                      $   47,919      $   73,753
                                                     Weighted Average Attained Age                    60              60
------------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for One Year Ratchet   Total Contract Value                     $  120,887      $   66,339
                                                     Contract Value in Separate Accounts      $  109,223      $   56,095
                                                     Net Amount at Risk*                      $       26      $       --
                                                     Weighted Average Attained Age                    59              57
-----------------------------------------------------------------------------------------------------------------------
Contracts with Other GMDB                            Total Contract Value                     $   32,924      $    3,004
                                                     Contract Value in Separate Accounts      $   30,971      $    1,318
                                                     Net Amount at Risk*                      $       12      $       --
                                                     Weighted Average Attained Age                    56              64
------------------------------------------------------------------------------------------------------------------------
Contracts with GGU Death Benefit                     Total Contract Value                     $       67      $       41
                                                     Contract Value in Separate Accounts      $       67      $       41
                                                     Net Amount at Risk*                      $       --      $       .1
                                                     Weighted Average Attained Age                    47              --
------------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and amount of gross up for GGU, and assumes the actuarially remote scenario that all claims become payable on the same day.

-------------------------------------------------------------------------------------------------------------------------
ADDITIONAL LIABILITIES AND INCURRED BENEFITS                                                                   GMDB & GGU
-------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2005                 Liability balance at January 1                               $1,565
                                                     Reported claims                                              $  741
                                                     Liability balance at December 31                             $  744
                                                     Incurred claims (reported + change in liability)             $  (80)
------------------------------------------------------------------------------------------------------------------------

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

5. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Federal income tax:
   Current                                                $ 5,610        $12,716       $10,056
   Deferred                                                10,222          4,050         3,870
----------------------------------------------------------------------------------------------
Total federal income taxes                                 15,832         16,766        13,926
State income taxes-current                                  1,436          1,347         1,360
----------------------------------------------------------------------------------------------
Income tax provision before accounting change             $17,268        $18,113       $15,286
----------------------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                           2005            2004           2003
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                 35.0%           35.0%          35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                 (3.4)           (2.3)          (1.7)
   State income taxes, net of federal benefit               1.7             1.6            1.9
   Other, net                                              (1.6)           (1.9)          (2.1)
----------------------------------------------------------------------------------------------
Income tax provision before accounting change              31.7%           32.4%          33.1%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                     2005            2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                             $42,138        $38,872
   Other investments                                             2,095          9,087
   Other                                                         3,566            212
-------------------------------------------------------------------------------------
Total deferred income tax assets                                47,799         48,171
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                            60,668         56,270
   Deferred taxes related to net securities unrealized gains       434         16,145
   Deferred compensation                                           745             --
   Other                                                         4,728             23
-------------------------------------------------------------------------------------
Total deferred income tax liabilities                           66,575         72,438
-------------------------------------------------------------------------------------
Deferred income tax liabilities, net                           $18,776        $24,267
-------------------------------------------------------------------------------------

A portion of IDS Life of New York's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2005, IDS Life of New York had no balance in the policyholders' surplus account. The American Jobs Creation Act of 2004 which was enacted on October 22, 2004 provides a two-year suspension of the tax on policyholders' surplus account distributions. IDS Life of New York has made distributions of $798 thousand, which will not be subject to tax under the two-year suspension. Previously the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or IDS Life of New York is liquidated. Deferred taxes had not been previously established.

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in IDS Life of New York's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. IDS Life of New York has $5.6 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of IDS Life of New York's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable IDS Life of New York to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

As a result of the separation of Ameriprise Financial from American Express, IDS Life of New York will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, IDS Life of New York will also be required to file a separate short period tax return as part of an IDS Life consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Net unrealized securities gains                           $15,711           $673        $2,107
----------------------------------------------------------------------------------------------
Net income tax benefit                                    $15,711           $673        $2,107
----------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Dividends which exceed the lesser or ten percent of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York. IDS Life of New York's statutory surplus, determined in accordance with accounting practices prescribed by the State of New York, aggregated $230.6 million and $225.0 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $23.1 million in 2006 would be subject to the pre-notification requirement..

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Statutory net income                                     $ 29,525       $ 34,718      $ 25,295
Statutory capital and surplus                             232,577        227,022       218,649

IDS Life of New York is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $246.0 million and $238.2 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $39.9 million and $44.1 million as of December 31, 2005 and 2004, respectively.

7. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Company contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $68 thousand in 2005, $47 thousand in 2004, and $30 thousand in 2003.

IDS Life of New York also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2005, 2004 and 2003 were $186 thousand, $170 thousand and $145 thousand, respectively.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2005, 2004, and 2003, which are calculated on the basis of commission earnings of the individual financial advisors, were $49 thousand, $148 thousand, and $468 thousand, respectively. Such costs are included in DAC.

Charges by IDS Life and Ameriprise Financial for use of joint facilities, technology support, marketing services and other services aggregated $25.2 million, $17.8 million, and $17.6 million for 2005, 2004 and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $2.9 million and $2.6 million, respectively, payable to IDS Life for federal income taxes.

8. REINSURANCE

At December 31, 2005, 2004 and 2003, traditional life and universal life insurance in force aggregated $9.0 billion, $8.3 billion and $7.5 billion, respectively, of which $3.6 billion, $2.7 billion and $1.9 billion, was reinsured at the respective year ends. IDS Life of New York also reinsures a portion of the risks assumed under LTC policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $8.1 million, $7.3 million and $6.3 million and reinsurance recovered from reinsurers amounted to $2.8 million, $1.8 million and $131 thousand, for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligation to policyholders. Life insurance in force is reported on a statutory basis.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

9. DERIVATIVE FINANCIAL INSTRUMENTS

Embedded Derivatives

Certain annuities contain GMWB provisions, which are considered embedded derivatives. The changes in fair value of the GMWB features are recognized in death and other benefits for investment contracts and universal life-type insurance. The fair value of the embedded options for GMWB is recognized in future policy benefits for variable annuity guarantees in the Balance Sheets. The total fair value of these instruments, was $177 thousand and nil at December 31, 2005 and 2004, respectively.

10. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, employee benefit obligations, investments accounted for under the equity method, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments at December 31:

                                                                          2005                           2004
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING           FAIR          CARRYING          FAIR
(THOUSANDS)                                                     VALUE            VALUE           VALUE           VALUE
------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $   28,241      $   28,241      $   25,176      $   25,176
Available-for-Sale securities                                  1,347,418       1,347,418       1,400,823       1,400,823
Mortgage loans on real estate, net                               168,876         173,961         166,218         173,426
Policy loans                                                      31,274          31,274          30,550          30,550
Trading securities                                                    12              12              30              30
Separate account assets                                        1,955,133       1,955,133       1,681,670       1,681,670
Derivative financial instruments                                     137             137             137             137

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $1,028,715      $  997,853      $1,039,735      $1,007,390
Separate account liabilities                                   1,686,819       1,620,876       1,448,609       1,396,660
------------------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair values of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value in the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition. In addition, impairment losses are recognized when management determines that a decline in value is other-than-temporary.

The fair value of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

The fair value of policy loans approximates carrying value.

Trading securities are carried at fair value in the Balance Sheets with changes in fair value recognized in current period earnings.

Separate account assets are carried at fair value in the Balance Sheets.

Derivative financial instruments are carried at fair value within other assets or other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation models that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

FINANCIAL LIABILITIES

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excludes life insurance related elements of $97.7 million and $97.4 million as of December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $34.0 million and $37.0 million as of December 31, 2005 and 2004, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $268.3 million and $233.1 million at December 31, 2005 and 2004, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with separate account liabilities of $93.6 million and $80.6 million as of December 31, 2005 and 2004, respectively.

11. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. IDS Life of New York has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

IDS Life of New York is involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines IDS Life of New York's federal income tax returns and recently completed its audit of IDS Life of New York for the 1993 through 1996 tax years. The IRS is currently conducting an audit of IDS Life of New York for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on IDS Life of New York's financial condition or results of operations as a result of these audits.

12. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(THOUSANDS)                                                                2005           2004            2003
-----------------------------------------------------------------------------------------------------------------
Net income, per accompanying financial statements                      $  37,173       $  35,018       $  30,928
Deferred policy acquisition costs                                        (14,557)         (8,660)        (16,185)
Adjustments of future policy benefit liabilities                          (8,970)         (3,933)          5,849
Deferred income tax expense                                                6,205           4,050           3,870
Provision for losses on investments                                         (500)            800             341
Interest maintenance reserves gain/loss transfer and amortization         (3,779)           (453)         (5,343)
Adjustment to separate account reserves                                   12,396           4,221           6,779
Other, net                                                                 1,557           3,675            (944)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis net income                                             $  29,525       $  34,718       $  25,295
-----------------------------------------------------------------------------------------------------------------

(THOUSANDS)                                                                2005            2004            2003
-----------------------------------------------------------------------------------------------------------------
Stockholder's equity, per accompanying financial statements            $ 366,319       $ 380,825       $ 368,557
Deferred policy acquisition costs                                       (210,284)       (190,548)       (178,641)
Deferred sales inducements                                                (9,562)         (6,186)         (5,716)
Adjustments of future policy benefit liabilities                          40,938          41,458          31,857
Deferred income tax liabilities                                           49,533          58,467          59,129
Asset valuation reserve                                                  (13,423)        (11,133)         (7,349)
Adjustments of separate account liabilities                               73,133          60,737          56,516
Adjustments of investments to amortized cost                              (2,299)        (52,563)        (52,048)
Premiums due, deferred and in advance                                        925           1,063           1,187
Deferred revenue liability                                                 4,242           4,457           4,584
Reserves for mortgage loan losses                                          1,798           2,298           1,498
Non-admitted assets                                                      (27,576)        (28,717)        (33,757)
Interest maintenance reserve                                              (8,953)         (5,459)         (5,007)
Reinsurance ceded reserves                                               (35,042)        (29,025)        (22,084)
Other, net                                                                 2,828           1,348             (77)
-----------------------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                    $ 232,577       $ 227,022       $ 218,649
-----------------------------------------------------------------------------------------------------------------

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87 - IDS LIFE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                 S-6343 D (5/06)